File No. 333-282407
As filed with the Securities and Exchange Commission on
April 27, 2026
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-4

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 7	[X]
(Check appropriate box or boxes)

RIVERSOURCE LIFE INSURANCE COMPANY
(Name of Insurance Company)

70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Insurance Company's Principal Executive Offices) (Zip Code)
(612) 678-5337

(Insurance Company's Telephone Number, including Area Code)
Nicole D. Wood

50605 Ameriprise Financial Center

Minneapolis, MN 55474
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously after the registration statement becomes effective.
It is proposed that this filing will become effective (check appropriate box):

[]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2026 pursuant to paragraph (b)
[]	60 days after filing pursuant to paragraph (a)(1)
[]	on [date] pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)
If appropriate, check the following box:

[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterize the Registrant:

[]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
[]
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

[X]	Insurance Company relying on Rule 12h-7 under the Exchange Act
[]	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A.

Prospectus
May

,
2026
RiverSource
®
Structured Solutions 2
SM
 annuity
Single Purchase Payment Deferred Index-Linked Annuity Contract and Interests therein

Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center)
This prospectus contains important information that You should know before investing in the RiverSource Structured
Solutions 2 annuity contract (the Contract) issued by RiverSource Life Insurance Company (“RVS Life”, the “Company”,
“us”, “we” or “our”). The Contract is a single purchase payment deferred index-linked annuity designed to help You invest on a tax-deferred basis and meet long-term financial goals. Please read this prospectus before investing and keep it for future reference.
You can purchase a Contract if You are age 90 or younger.
The Company does not allow additional purchase payments
after the Contract is issued.
The Contract is an insurance product and is not an investment in a mutual fund or exchange-traded fund (“ETF”) that tracks an index. You may allocate Your purchase payment to one or more of the index-linked investment options (“Indexed Accounts”) available under the Contract. Each Indexed Account earns a rate of return (which may be positive, negative, or zero) based in part on the performance of a published index(es) or an ETF
(both described as an “Index”) and the applicable Crediting Method which includes a Cap, Upside Participation Rate,
Contingent Return, Annualized Income Rate, and/or Total Reduction Rate, as applicable, and which includes a protection option (Buffer or Trigger) if the Index performance is negative. The Interim Account (when available) credits a declared rate of interest. For additional information about each of the investment options available under the Contract, see “Appendix A: Investment Options Available Under the Contract.” The Indexes used are price return indexes and the performance of the Indexes does not reflect dividends paid on the underlying stocks. Returns of the iShares U.S. Real
Estate ETF are reduced by any underlying fund fees or expenses, and performance of the ETF does not reflect dividends or other distributions declared by the ETF.
Each time You make an allocation to an Indexed Account, a segment within the Indexed Account (“Segment”) is created.
The value of each Segment will change daily, positively or negatively, and can reflect significantly less gain or more loss than would be applied on the date the Segment ends (“Segment Maturity Date”).
We may limit the amount You can earn on a Segment.
On the Segment Maturity Date, the rate of return (which may be positive, negative, or zero) for each Segment is based on the Index performance and Crediting Method of the Indexed
Account. A Cap (declared maximum rate of return when the Index return is positive), Contingent Return (predetermined rate of return if Index return does not have a loss that exceeds the protection level), Annualized Income Rate (provides a declared rate of monthly income in lieu of any upside returns), and/or Total Reduction Rate (percentage that reduces the Segment return) may limit the Segment rate of return, and You may earn less than the full amount of positive Index returns.
The Total Reduction Rate also will increase a negative Index return, resulting in more loss.
Upside
Participation Rates are always 100% or greater so they will not limit the upside return. Income Choice options provide monthly income based on the Annualized Income Rate in lieu of any upside returns. We can change the Caps,
Contingent Returns, Upside Participation Rates, Annualized Income Rates, and Total Reduction Rates for new
Segments, subject to guaranteed minimum or maximum rates.
For contracts with applications signed prior to May 4, 2026:
The Guaranteed Minimum Cap for any currently offered
Indexed Account is 2% for 1-year terms and all Annual Lock options, 6% for 3-year terms, and 8% for 6-year terms. The
Guaranteed Minimum Upside Participation Rate for any currently offered Indexed Account is 100%. The Guaranteed
Minimum Contingent Return for any currently offered Indexed Account is 1% for 1-year terms, 2% for 2-year terms, and
3% for 3-year terms. The Guaranteed Minimum Annualized Income Rate for any currently offered Indexed Account is 1%.
The guaranteed maximum Total Reduction Rate over the life of the Segment for any currently offered Indexed Accounts with an Annual Fee (Reduction Rate) is 5% for 1-year terms, 15% for 3-year terms, and 30% for 6-year terms.
For contracts with applications signed on or after May 4, 2026:
The Guaranteed Minimum Cap for any currently
offered Indexed Account with a -100% Buffer is 2% for 1-year terms, 3% for 3-year terms, and 4% for 6-year terms. The
Guaranteed Minimum Cap for any other currently offered Indexed Account is 2% for 1-year terms, 6% for 3-year terms,

RiverSource Structured Solutions 2 annuity
— Prospectus 1

and 8% for 6-year terms. The Guaranteed Minimum Upside Participation Rate for any currently offered Indexed Account is 100%. The Guaranteed Minimum Contingent Return for any currently offered Indexed Account is 1% for 1-year terms,
2% for 2-year terms, 3% for 3-year terms, and 6% for 6-year terms. The Guaranteed Minimum Annualized Income Rate for any currently offered Indexed Account is 1%. The guaranteed maximum Total Reduction Rate over the life of the
Segment for any currently offered Indexed Accounts with an Annual Fee (Reduction Rate) is 5% for 1-year terms, 15% for
3-year terms, and 30% for 6-year terms
.
See “Contract Fees, Charges, and Value Adjustments, “Valuing Your Investment,” and “Crediting Methods” for an
explanation of how Your Contract Value and Segment Value are determined.
The Contract is a complex investment and involves risks, including potential loss of principal. You bear the risk of potential loss of principal and any related earnings including any earnings on prior Segments with respect to investments in the Indexed Accounts. Depending upon which Indexed Account(s) You select, You will bear a greater or lesser risk of loss and You may lose all or a portion of Your investment. The extent of this loss will vary based on the protection option (Buffer or Trigger) and the level of protection of the Indexed Account you choose. With a Buffer, on the
Segment Maturity Date, You only incur the portion of the Index loss that exceeds the Buffer percentage. With a Trigger, on the Segment Maturity Date, You incur the full loss if the Index return is negative and exceeds the Trigger percentage.
We currently offer Buffers ranging from -10% to -100%. If You invest in an Indexed Account with an Annual Fee
(Reduction Rate) or an Annual Lock Indexed Account and hold the Segment until the Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is up to 100% of your investment, including any prior earnings. If You invest in any other Indexed Account with a Buffer, the maximum amount of loss
You could experience ranges from 0% to 90% of your investment, including any prior earnings, depending on the
Indexed Account(s) You select. If you invest in an Indexed Account with a Trigger and hold the Segment until the
Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is
100% of your investment, including any prior earnings. For Contracts with applications signed prior to May 4, 2026,
We offer a Trigger of -30%. The Trigger protection option is not available for Contracts with applications signed on or after May 4, 2026.
We can change the available Indexed Accounts at any time on or after the first Contract Anniversary; however, We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed
Minimum Cap of 2%.
In such case, if You invest in this Indexed Account with a -10% Buffer and hold the Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative
Index performance. There is no guarantee the contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10% Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested.
In the future we may offer other indexed account options that do not provide any downside protection, which would mean risk of loss of the entire amount invested. See “Investment Options – Discontinuation and
Substitution of Indexes and Indexed Accounts” for more information.
You are permitted to take partial and full surrenders at any time before the date on which Annuity Payments begin
(Annuitization Start Date). Partial and full surrenders may be subject to Surrender Charges, negative Market Value
Adjustments, taxes, and/or tax penalties. In addition to a Surrender Charge, a Market Value Adjustment (“MVA”) may
apply to surrenders from Indexed Accounts during the MVA Period, including the Total Surrender Charge Free Amount. An
MVA may result in both upward and downward adjustments in surrenders and amounts applied to an Annuity Payment plan. A positive MVA can increase the death benefit, but an MVA will not decrease the death benefit. See “Contract
Fees, Charges and Value Adjustments – Market Value Adjustments” for more information. Before the Segment Maturity
Date, the amounts available for full or partial surrenders (including, required minimum distributions and the Total
Surrender Charge Free Amount, excluding Income Choice monthly income), death benefit payments, or amounts applied to an Annuity Payment plan are subject to the Segment Value Calculation, which could significantly reduce the amount available for these actions. This also means the Segment Value could be less if any of these actions happen during a
Segment rather than if You held the Segment until the Maturity Date and the full protection is reflected.
In extreme
circumstances, you could lose up to 100% of your investment and any prior earnings due to the Segment Value
Calculation. In extreme circumstances, you could lose up to 100% of your investment and any prior earnings due to a negative MVA.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. This
Contract is not for You if You plan to take surrenders before the end of the Surrender Charge period or if you intend or need to take full or partial surrenders during a Segment due to the Segment Value Calculation. This Contract is not for
You if You plan to take surrenders before the end of the MVA Period.
The Contract does not provide tax deferral benefits, beyond those already provided under the Internal Revenue Code, for a Contract purchased as a Qualified Contract, such as an Individual Retirement Annuity (“IRA”). Amounts withdrawn from the Contract prior to age 59½ may also be subject a 10% IRS penalty. Investors should consult with their tax advisor for more information.

RiverSource Structured Solutions 2 annuity
— Prospectus

The Contract includes optional death benefits that have a charge that will be deducted periodically on a Contract
Anniversary from the Segments prior to the Segment Maturity Date. Such ongoing deductions could have adverse effects on values under the Contract, and if an investor intends to elect such ongoing deductions, they should consult with a financial professional about the appropriateness of the Contract for them.
If You are a new investor in the Contract, You may cancel the Contract within 10 days of receiving it without paying fees or penalties (although the amount refunded may be based on the Segment Value Calculation). In some states, this cancellation period may be longer. Upon cancellation, You will receive either a full refund of the amount You paid with
Your application or Your total Contract Value (amount depends on your state law). You should review this prospectus, or consult with Your investment professional, for additional information about the specific cancellation terms that apply.
See “Purchase - Right to Examine and Cancel” and “Appendix B: State Variations” for more information.
Our obligations under the Contract are subject to Our financial strength and claims-paying ability.
The principal underwriter of the Contract is RiverSource Distributors, Inc. The offering of the Contract is intended to be continuous.
Index-linked annuity contracts are complex insurance and investment vehicles. You should speak with a financial advisor about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for
You based upon Your financial situation and objectives.
Additional information about certain investment products,
including index-linked annuity contracts, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this Contract involves investment risk including the possible loss of principal. See “Principal Risks of Investing in the Contract” for more information.

RiverSource Structured Solutions 2 annuity
— Prospectus 3

4 RiverSource Structured Solutions 2 annuity — Prospectus

RiverSource Structured Solutions 2 annuity — Prospectus 5

Key
Terms
These
terms can help you understand details about your
Contract
.
Age.
The number of whole years since birth, which is the
same as the Age as of a person's latest birthday. If You
were born on February 29, We will use February 28 in
determining Your Age in years when February only has 28
Days.
Annual Fee (Reduction Rate).
A percentage that applies
to certain Indexed Accounts (as defined in Your Contract)
which is used to determine the Total Reduction Rate.
Annualized Income Rate.
A declared annualized
percentage that is used to determine the Monthly Income
for the Income Choice crediting method and limits
positive Index returns.
Annuitant.
The person or persons on whose life periodic
Annuity Payments depend.
Annuitization Start Date.
The date on which Annuity
Payments begin. You will be notified prior to the
scheduled Annuitization Start Date.
Annuity Payments.
Periodic payments We make to You,
or other named recipient(s), beginning on the
Annuitization Start Date.
Buffer.
A protection option for certain Crediting Methods.
The Buffer percentage is the maximum percentage
decrease in the Index rate of return before the Segment
will incur a loss. If the Index rate of return is more
negative than the Buffer percentage, the negative Index
rate of return will be reduced by the Buffer percentage. If
the Index rate of return is negative and between zero and
the Buffer percentage (inclusive of the Buffer
percentage), the Segment will not have a loss due to
negative Index performance. The Buffer percentage for
each applicable Indexed Account will not change for the
duration of the Contract.
Business Day.
Any day, Monday through Friday, on which
the New York Stock Exchange (“NYSE”) is open for
regular trading. Our Business Day ends at 4 p.m. Eastern
time unless the NYSE closes earlier. When the NYSE
closes, the next Business Day starts. If the Securities
and Exchange Commission determines the existence of
emergency conditions on any day and, consequently, the
NYSE does not open for regular trading, then that day is
not a Business Day. We will process your
transaction
request (such as a transfer or surrender request) as of
the Business Day We receive Your request.
Cap.
For certain Crediting Methods,
a declared maximum
rate of return for a Segment when the Index rate of
return is positive.
Code.
The Internal Revenue Code of 1986, as amended.
Contingent Annuitant.
If the Annuitant is not an Owner,
the person who becomes the Annuitant if the Annuitant
dies prior to the Annuitization Start Date.
Contingent Return.
A declared rate of return for certain
Crediting Methods that limits positive Index returns. You
will earn a predetermined rate of return if the Index rate
of return is positive or is a loss that does not exceed the
Buffer or Trigger percentage.
Contract Anniversary.
The same Day and month as the
Contract Date each year that the Contract remains in
force.
Contract Date.
The effective date of the Contract from
which Contract Anniversaries and Contract years are
determined.
Contract Value.
The sum of the values in the Interim
Account and the Indexed Account(s).
Crediting Method.
A method used to determine the
Segment rate of return.
Day.
A calendar day, unless specified otherwise.
Full Surrender Value.
The Contract Value immediately
prior to the surrender (immediately prior to payment of a
death claim for death benefits):
•
less any Surrender Charge, and
•
less any pro rata rider charges, and
•
plus any Market Value Adjustment.
General Account.
The account that holds all of
RiverSource Life’s assets, other than assets in any
separate account(s) it may maintain.
Good Order.
We cannot process Your transaction request
relating to the Contract until We have received the
request in Good Order at our Service Center. “Good
order” means the actual receipt of the transaction
request in writing, along with all information, forms and
supporting legal documentation necessary to affect the
transaction. To be in “Good Order,” Your instructions
must be sufficiently clear so that We do not need to
exercise any discretion to follow such instructions. This
information and documentation generally include Your
completed request; the Contract number; the transaction
amount (in dollars); the names of and allocations to
and/or from the Indexed Accounts
and the Interim
Account (if applicable)
affected by the requested
transaction; Social Security Number or Taxpayer
Identification Number; and any other information, forms
or supporting documentation that We may require. For
certain transactions, at Our option, We may require the
signature of all Contract Owners for the request to be in
Good Order. With respect to purchase requests, “Good
Order” also generally includes receipt of sufficient
payment by Us to affect the purchase. We may, in our
sole discretion, determine whether any particular
transaction request is in Good Order, and We reserve the
right to change or waive any Good Order requirements at
any time.

RiverSource Structured Solutions 2 annuity
— Prospectus

Index.
A published index used to determine the Segment
rate of return or the reference rate for the Market Value
Adjustment. For purposes of this Contract, an Exchange
Traded Fund (ETF) is considered an index.
Index Value.
The published closing value of a particular
Index for any Business Day. When calculating the Index
rate of return, if the Index provider did not publish an
Index Value on a Day, We will use the Index Value on the
next Business Day. When determining the MVA reference
rate, if the MVA Index was not published on a Day, We
will use the most recently published closing value prior to
that Day. We will not use an Index Value from a
non-Business Day, even if the Index provider publishes a
value on that Day.
Indexed Account.
An option available to which You
allocate the purchase payment and Contract Value. Each
Indexed Account includes an Index(es), Crediting Method,
duration, and protection option with a protection
percentage. The Crediting Method, duration and
applicable protection option and percentage for each
Indexed Account will not change for the duration of the
Contract.
Interim Account.
An option available to which You may
allocate Contract Value after the MVA Period or after a
spousal continuation, subject to the limits in the Transfer
of Contract Value provision. Also, used to hold amounts
for the optional automated transfer program and
transfers of the Monthly Income amount if elected by
You. Amounts applied to the Interim Account earn a
declared rate of interest.
Investment Base.
The Investment Base is used to
calculate the Segment Value. Each Segment has its own
Investment Base. When a Segment starts, the
Investment Base is set equal to the portion of the
purchase payment or Contract Value that is allocated to
an Indexed Account. The Investment Base is adjusted
proportionally for partial surrenders and any rider
charges based on the percentage of Segment Value that
is surrendered/deducted (i.e. the Investment Base is
reduced by more or less than the dollar amount
surrendered/deducted depending on whether the
Segment Value is less than or greater than the
Investment Base, which is generally dependent upon the
performance of the Index in addition to other factors.
See “Valuing Your Investment – Indexed Account(s)
Value” for more information).
The Investment Base is
separate from Your Contract Value and Segment Value
and cannot be withdrawn in a lump sum or annuitized
and is not payable as a death benefit.
Market Value Adjustment (MVA):
A positive or negative
adjustment that applies to surrenders (including the Total
Surrender Charge Free Amount and required minimum
distributions) or amounts applied to an annuity payment
plan during the MVA Period. The MVA Period is equal to
the Surrender Charge period that You select. An MVA will
not apply to surrenders from the Interim Account or
Income Choice monthly income.
Monthly Anniversary.
The same Day of each month
following the Segment start date. If the Day does not
exist in any month, We will consider the last calendar
Day of that month as the Monthly Anniversary.
Monthly Income.
The amount payable each month for a
Segment with an Income Choice Crediting Method.
Nonqualified Contract.
A contract used primarily for
retirement purposes that is not intended to qualify as a
Tax Qualified Contract.
Owner, You, Your.
"Owner," "You" or "Your" refer to the
Owner or Owners of this Contract. Any Contract
provisions based on the Age of the Owner will be based
on the Age of the oldest Owner. Any ownership change,
including continuation of the contract by Your spouse
under the Spouse’s Option to Continue Contract
provision, redefines "Owner," "You" and "Your" as the new
Owner.
Rate Lock Period
. A period measured from the
application date. If the Contract is issued during this
period, the initial Caps, Contingent Returns, Upside
Participation Rates, Annualized Income Rates and Total
Reduction Rates will be based on those in effect on the
application date. For Contracts with applications signed
on or after May 4, 2026, the Rate Lock Period is 60 days
plus the number of days until the next Business Day after
the 60th day. For Contracts with applications signed prior
to May 4, 2026, the Rate Lock Period is 30 days plus
the number of days until the next Business Day after the
30th day.
Segment.
A Segment is created each time an amount is
allocated to an Indexed Account. A Segment can only
start on the Contract Date or on a Contract Anniversary.
Segment Lock Date.
The Business Day the Segment is
locked by either the elective or automatic lock feature.
Segment Maturity Date.
The date a Segment ends. This
is the Contract Anniversary date either (1) after the
specified number of years following the Segment start
date or (2) as changed by either an elective or automatic
lock.
Segment Value.
The amount of Your Contract Value that
is allocated to a Segment. The value fluctuates daily.

Segment Value Calculation.
The calculation used to
determine the daily Segment Value on any day other than
on the Segment start date and the Segment Maturity
Date. The result of this calculation determines the
amount available for full and partial surrenders (including
RMDs and the Total Surrender Charge Free Amount),
death benefits, and amounts applied to an annuity
payment plan, as well as for the elective
and automatic
lock features.
Surrender Charge.
A charge We may deduct, based on
the Surrender Charge schedule You selected at the time
of application, if You surrender all or part of Your
Contract Value before the end of the Surrender Charge
period. A Surrender Charge does not apply to the Total
Surrender Charge Free Amount.

RiverSource Structured Solutions 2 annuity
— Prospectus 7

Surrender Value.
The amount You are entitled to receive
if You make a full surrender from Your Contract. It is the
Contract Value as of the Business Day we receive your
request less any Surrender Charges
less any rider
charges plus any Market Value Adjustment
.
Tax Qualified Contract.
A contract that is intended to
qualify as part of a tax-advantaged retirement plan such
as individual retirement annuities, tax-sheltered annuities
or other tax-advantaged retirement plans.
Total Reduction Rate.
A percentage (based on the
Annual Fee (Reduction Rate) and the duration of the
Indexed Account) that applies to certain Indexed
Accounts. It reduces the Segment rate of return (e.g.,
lowers a positive Segment rate of return and increases a
negative Segment rate of return) on the Segment
Maturity Date. Prior to the Segment Maturity Date, a
portion of the Total Reduction Rate is reflected in the
Segment Value based on the portion of the Segment that
has elapsed. In Your Contract, this is defined as “total
fee”.
Total Surrender Charge Free Amount.
The total amount
You may surrender in any contract year during the
Surrender Charge period without incurring a Surrender
Charge. The Total Surrender Charge Free Amount is
subject to the Segment Value Calculation if surrendered
before the Segment Maturity Date. A Market Value
Adjustment will apply to the Total Surrender Charge Free
Amount during the Surrender Charge period.
Transfer Window.
The 30-day period of time before a
Contract Anniversary during which You may request a
transfer of any Contract Value in the Interim Account and
any Segments that mature on that Contract Anniversary
to any available Indexed Accounts. After the MVA period
or after a spousal continuation, You may also transfer to
the Interim Account.
Trigger.
A protection option for
Contingent
Return, only
available for Contacts with applications signed prior to
May 4, 2026
. The Trigger percentage is the maximum
percentage decrease in the Index rate of return before
the Segment will incur a loss. If the Index rate of return
is more negative than the Trigger percentage, this option
provides no protection, and the Segment will incur the
full negative Index rate of return (unlike the Buffer
protection that would reduce the loss). If the Index rate
of return is negative and between zero and the Trigger
percentage (inclusive of the Trigger percentage), the
Segment will not have a loss due to negative Index
performance. The Trigger percentage for each applicable
Indexed Account will not change for the duration of Your
Contract.
Upside Participation Rate.
A declared percentage that
may adjust the rate of return for certain Crediting
Methods.
We, Us, Our.
Any reference to "We," "Us" or "Our" means
RiverSource Life Insurance Company.
Written Request.
A request in writing on a form
acceptable to Us, signed by You and delivered to Us at
Our service center. We may allow requests by other
methods agreed to by Us.

RiverSource Structured Solutions 2 annuity
— Prospectus

Overview of the Contract
This summary provides a brief overview of the
RiverSource Structured Solutions 2
annuity.
The
RiverSource Structured Solutions 2
annuity is a single purchase payment deferred indexed-linked annuity contract issued by RiverSource Life. The Contract may vary in Your state. This prospectus describes all material features of the
Contract.
Purpose
The purpose of the Contract is to allow You to accumulate money for retirement or similar long-term goals. Until You decide to annuitize the Contract, You can take partial or full surrenders and if You die before the Contract is annuitized
We pay a death benefit to Your Beneficiary(s). After the Annuitization Start Date, We make payments based on the annuity payment option You select and Your Contract Value. All payments under the Contract are subject to the terms and conditions described in this prospectus.
The Contract may be appropriate for You if You have a long investment time horizon and are looking for indirect exposure to equity markets through investment options that provide a level of protection from loss, and/or You are looking for tax-deferred growth.
This Contract is not for You if You are looking for a short-term investment or if You plan to take surrenders before the end of the Surrender Charge period and MVA Period. Investment in the Contract involves investment risks, including possible loss of principal and previous earnings on prior and current Segments. You should carefully consider whether
You should purchase this Contract if You intend to take partial surrenders before a Segment Maturity Date, or prior to the end of the applicable Surrender Charge period and MVA Period.
See “Principal Risks of Investing in the Contract”.
Phases
The Contract has two phases: the Accumulation Phase and the Income phase.
Accumulation Phase
. During the Accumulation Phase, You grow your Contract Value and its benefits by investing Your purchase payment and any accumulated earnings in the investment options available under the Contract, which include one or more Indexed Accounts and the Interim Account (when available). Each Segment earns a rate of return (which may be positive, negative, or zero) on the Segment Maturity Date based on the Index performance and Crediting
Method. The Interim Account, which You can invest in after the MVA Period ends or after a spousal continuation, credits a declared annual rate of interest for one-year periods. Your Contract Value impacts the value of your Contract’s benefits during the Accumulation Phase, as well as the amount available for surrenders, annuitization and death benefits.
Additional information about each of the investment options available under the Contract is provided in an appendix to this prospectus. See Appendix
A
– Investment Options Available Under the Contract.
Each time You make an allocation to an Indexed Account, a new Segment is created. Each of the Indexed Accounts tracks the performance of an Index(es) for the duration of a Segment. We will determine the Segment rate of return, which may be positive, negative, or zero, at the end of each Segment based, in part, on the performance of the
Index(es).
You could lose a significant amount of money if the Index(es) declines in value.
Each Indexed Account
includes an underlying Index(es), a Crediting Method which includes a specific protection option and level of protection, and a Segment duration of 1, 2, 3, or 6 years (also referred to as the “Segment term” or “term”).
For each Segment, on the Segment Maturity Date, the Segment rate of return will be applied to the amount You allocate to
the
Segment (“Investment Base”), which will be reduced for any partial surrenders or rider charges deducted. To calculate the Segment rate of return on the Segment Maturity Date, We first calculate the change in Index Value during the Segment term. Except for the Annual Lock with Buffer crediting method, the change in Index Value for each Segment is measured using a Point-to-Point method, which means that We determine the difference between the Index Value on the Segment start date and the Index Value on the Segment Maturity Date. This difference results in the Index rate of return. Except for Segments with the Annual Lock with a Buffer crediting method, the Segment rate of return is based on the Index rate of return at a single point in time (the Segment Maturity Date). It is not affected by the Index Value on any date between the Segment start date and Segment Maturity Date. The Index rate of return, like the Segment rate of return, may be positive, negative, or zero depending on the Index performance during the Segment.
After calculating the Index rate of return, we then calculate the Segment rate of return, which (except for the Annual
Lock crediting method) is determined by applying the applicable Crediting Method of the Indexed Account to the Index
rate of return.
We may limit the negative Index rate of return used on the Segment Maturity Date through the protection option of the
Indexed Account. Each Crediting Method provides a level of protection from negative Index performance in the form of a
Buffer or Trigger.

RiverSource Structured Solutions 2 annuity
— Prospectus 9

Buffer.
The Buffer percentage is the maximum percentage decrease in the Index Value before the Segment rate of return will incur a loss. If the Index rate of return is more negative than the Buffer percentage, the Segment rate of return will be negative by the amount that the Index rate of return exceeds the Buffer percentage.
For example, if the
Index rate of return is -15%, and the Buffer percentage is -10%, the Segment rate of return will be -5% (which is the amount that the negative Index rate of return exceeds the Buffer percentage) on the Segment Maturity Date. If the negative Index rate of return is between 0% and the Buffer percentage (inclusive of the Buffer percentage), the Segment rate of return will not reflect a loss due to negative Index performance. A Buffer of -100% will not result in any loss due to negative Index performance on the Segment Maturity Date, regardless of the Index rate of return.
For Indexed
Accounts with an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the
Buffer is applied, which will increase a negative Segment return or turn a zero Segment return negative. The Buffer percentage for each applicable Indexed Account will not change for the duration of the Contract.
Trigger.
For the Contingent Return crediting method, similar to a Buffer, the Trigger percentage is the maximum percentage decrease in the Index Value before the Segment rate of return will reflect a loss. However, if the Index rate of return is more negative than the Trigger percentage, this option provides no protection, and the Segment rate of return will be equal to the full negative Index rate of return (unlike the Buffer protection that would reduce the loss). If the Index rate of return is negative and between zero and the Trigger percentage (inclusive of the Trigger percentage), the Segment rate of return will be positive equal to the Contingent Return, and the Segment will not incur a loss due to negative Index performance.
For example, if the Index rate of return is -35%, and the Trigger percentage is -30%, the
Segment rate of return will be -35% (which is the full negative Segment rate of return) on the Segment Maturity Date.
The Trigger percentage for each applicable Indexed Account will not change for the duration of Your Contract.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed
Minimum Cap of 2%.
See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for
more information.
We may also limit the positive Index rate of return used on the Segment Maturity Date according to the Cap, Contingent
Return, Annualized Income Rate, and/or Total Reduction Rate of the applicable Crediting Method.
Cap.
We apply a Cap to a positive Index return which may limit any positive Segment rate of return at the end of the term.
A Cap is a declared maximum Segment rate of return when the Index rate of return is positive.
For example, if the
Index rate of return is 15%, and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to and including the Cap) on the Segment Maturity Date. For Indexed Accounts with an Annual Fee (Reduction Rate), the
Total Reduction Rate will reduce the Segment rate of return after the Cap is applied.
The Guaranteed Minimum Cap for
any currently offered Indexed Account with a -100% Buffer is 2% for 1-year terms, 3% for 3-year terms, and 4% for
6-year terms. The Guaranteed Minimum Cap for any other currently offered Indexed Account is 2% for 1-year terms and all Annual Lock options, 6% for 3-year terms, and 8% for 6-year terms.
Upside Participation Rate.
The Upside Participation Rate is a specified percentage applied to any positive Index performance that is used to calculate the Segment rate of return for certain Crediting Methods. The Upside
Participation Rate is a declared percentage multiplied by the positive Index rate of return, limited by the Cap (if applicable) to determine the Segment rate of return.
For example, if the Index rate of return is 15%, and the Upside
Participation Rate is 120%, the Segment rate of return will be 18% (the Upside Participation Rate multiplied by the Index rate of return) on the Segment Maturity Date. If the Cap was 17%, then the Segment rate of return would be limited to
17%. Upside Participation Rates of 100% will neither increase nor decrease the Segment rate of return relative to the
Index rate of return, and Upside Participation Rates greater than 100% will increase the Segment rate of return relative to the Index rate of return, up to the Cap (if applicable).
For Indexed Accounts with an Annual Fee (Reduction Rate), the
Total Reduction Rate will reduce the Segment rate of return after the Upside Participation Rate and any Cap is applied.
The Guaranteed Minimum Upside Participation Rate for any currently offered Indexed Account is 100%.
Annualized Income Rate.
The Annualized Income Rate is a declared annualized percentage that is used to determine the
Monthly Income for the Income Choice Indexed Accounts and will limit any positive Segment rate of return at the end of the term. The Monthly Income is the amount payable each month as a partial surrender during the Segment. The
Annualized Income Rate is multiplied by the Investment Base and divided by 12 to determine the Monthly Income.
Income Choice Indexed Accounts provide Monthly Income during the Segment in lieu of earning any positive Segment rate of return on the Segment Maturity Date, so if the Index rate of return for an Income Choice Segment is zero or positive, the Segment rate of return on the Segment Maturity Date will be equal to zero.
For example, if the Index rate of
return for the Segment is 15%, the Annualized Income Rate is 6%, and the Investment Base is $25,000, the Monthly
Income during the Segment will be $125.00 (the Annualized Income Rate multiplied by the Investment Base, divided by
12), and the Segment rate of return will be 0% on the Segment Maturity Date.
The Guaranteed Minimum Annualized
Income Rate for any currently offered Indexed Account is 1%.
Contingent Return.
The Contingent Return is a declared rate of return for certain Crediting Methods that will limit any positive Segment rate of return at the end of the term. The Segment rate of return will be equal to the Contingent
Return if the Index rate of return on the Segment Maturity Date is zero or positive, or negative but not more negative

RiverSource Structured Solutions 2 annuity
— Prospectus

than (and inclusive of) the applicable Buffer percentage or Trigger percentage.
For example, if the Contingent Return is
8%, the Buffer percentage is -10%, the Index rate of return is 15% (positive), the Segment rate of return will be 8% (the
Contingent Return) on the Segment Maturity Date. Similarly, in the same example, if the Index rate of return is -10%
(negative up to and including the Buffer percentage), the Segment rate of return will be 8% (the Contingent Return).
The
Guaranteed Minimum Contingent Return for any currently offered Indexed Account is 1% for 1-year terms, 2% for
2-year terms, 3% for 3-year terms, and 6% for 6-year terms.
Total Reduction Rate.
A percentage (based on the Annual Fee (Reduction Rate) and the duration of the Indexed Account as defined in Your Contract) that applies to certain Indexed Accounts and will limit any positive Segment rate of return at the end of the term. It reduces the Index rate of return on the Segment Maturity Date after the Cap, Upside Participation
Rate or Buffer is applied to determine the Segment rate of return. The Total Reduction Rate will reduce any positive or zero Segment rate of return, and any negative Segment rate of return will be more negative.
For example, if the Index
rate of return for a 3-year Segment is 75%, the Cap is 60%, and the Total Reduction Rate is 3%, the Segment rate of return will be 57% (the Index rate of return up to the Cap, minus the Total Reduction Rate) on the Segment Maturity
Date.
For any currently offered Indexed Accounts with an Annual Fee (Reduction Rate), the guaranteed maximum
Total Reduction Rate over the life of the segment is 5% for 1-year terms, 15% for 3-year terms, and 30% for 6-year terms.
Income Phase.
The Income Phase begins when You (or Your beneficiary) choose to annuitize the Contract. If You annuitize
, you will receive a stream of income payments from Us; however, you will be unable to make full or partial surrenders (unless the annuity payment plan you select provides otherwise), and all Contract benefits, including death benefits, will terminate. You can apply all or a part of your Contract Value (less any applicable premium tax and/or other charges and adjusted for any MVA) to an annuity payment plan that begins on the Annuitization Start Date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. All
Annuity Payments are made on a fixed basis.
Contract Features.
•
Death Benefits.
If You die before the Annuitization Start Date, We will pay the death benefit to Your beneficiary. We offer a Standard Death Benefit equal to the Return of Purchase Payment Value for ages 80 and younger on the application date or the Contract Value (adjusted for any applicable rider charges ) for ages 81 and older on the application date at no additional charge. We also offer optional death benefits that you may elect for an additional charge that may increase the amount of the death benefit. After the death benefit is paid, the Contract will terminate.
•
Surrenders.
You may surrender all or part of your Contract Value at any time before the Annuitization Start Date. If you request a full surrender, You will receive your Full Surrender Value and the Contract will terminate. You also may establish automated partial surrenders. All surrenders, including those taken on a Segment Maturity Date, may be subject to Surrender Charges (if amount surrendered is more than the remaining Total Surrender Charge
Free Amount), an MVA (during the MVA period), and income taxes (including an IRS penalty that may apply to surrenders made prior to You reaching age 59 ½) and may have other tax consequences.
•
Tax Treatment.
You can transfer money between Indexed Accounts (or to the Interim Account after the MVA Period or after a spousal continuation) without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a surrender, upon receiving an annuity payment, or upon payment of the death benefit.
Additional Features.

•
Segment Value Lock.
For no additional charge, you may request a lock of the Segment Value at any time during the Segment by notifying Us. If You decide to exercise a Segment Value lock, Your Segment Value (which otherwise fluctuates daily) is “locked in” as of close
of
business on the Segment Lock Date and will not change for the remainder of the Segment unless you take a partial surrender. For Segments that allow an automatic lock, at any time during the Segment, You may set an Automatic Lock Target to automatically lock the Segment Value when the
Segment Return to Date reaches the Automatic Lock Target. Only one Segment Value lock (either elective or automatic) is allowed during a Segment. There are risks associated with Segment Value locks. See “Principal
Risks of Investing in the Contract, Locking the Segment Value”. A Segment Value lock (either elective or automatic)
is irrevocable.
•
Automated Partial Surrenders.
For no additional charge, you may take automatic partial surrenders from the
Contract Value. You may elect automatic partial surrenders of a fixed dollar amount, or of Contingent Return earnings (when using the optional automated transfer program). If You are invested in Income Choice Indexed
Accounts, You will automatically receive partial surrenders of the Monthly Income Amount. Automated partial surrenders may be subject to an MVA (does not apply to Monthly Income and Contingent Return earnings when using the optional automated transfer program), in addition to Surrender Charges (if amount surrendered is more than the remaining Total Surrender Charge Free Amount), taxes and/or tax penalties.

RiverSource Structured Solutions 2 annuity
— Prospectus 11

•
Automated Transfers.
For no additional charge, on each Contract Anniversary, You may elect to automatically transfer any earnings that are greater than $0 from the 1-year Segments with a Contingent Return to the Interim
Account, up to the Total Surrender Charge Free Amount.
•
Automatic Rebalancing.
For no additional charge, if you are invested only in 1-year Indexed Accounts and the
Interim Account, you may elect automatic rebalancing for Your Contract Value. If automatic rebalancing is elected, on each Contract Anniversary, We will automatically reallocate Your Contract Value between 1-year Indexed
Accounts and the Interim Account according to Your current election instructions.
•
Total Surrender Charge Free Amount.
Each Contract Year during the Surrender Charge period, you may surrender a portion of your Contract Value without incurring a Surrender Charge. An MVA will still apply to partial surrenders of the Total Surrender Charge Free Amount during the MVA period. Taxes and/or tax penalties may also apply.
Contract Adjustment.

•
Segment Value Calculation.
You could lose a significant amount of money due to the Segment Value Calculation if amounts are removed prior to the Segment Maturity Date.
Full and partial surrenders (including, RMDs, and the
Total Surrender Charge Free Amount, but excluding Income Choice monthly income), death benefits, and annuitization from the Segments before the Segment Maturity Date, as well as the elective and automatic lock features, will be based on the Segment Value Calculation.
•
Market Value Adjustment.
A Market Value Adjustment (MVA) is a positive or negative adjustment that may be applied during the MVA Period when a full or partial surrender (including the Total Surrender Charge Free Amount and required minimum distributions, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) is taken, when amounts are applied to an Annuity Payment plan, or death benefit is paid. An MVA may increase the death benefit but will not decrease it. If the MVA is positive, it will increase the full surrender value which is one of the components of the death benefit.
The MVA
applies to surrenders and other
such
transactions that occur at any time during the MVA Period, including on a
Segment Maturity date, except as provided below. The MVA Period matches the surrender charge period you chose.
The MVA will either increase or decrease the full or partial surrender amount or the amount applied to
Annuity Payments. You could lose a significant amount of money due to a negative MVA if amounts are removed prior to the end of the MVA Period.
•
An MVA is calculated for each Segment using a formula that takes into account (1) the change in an external index since the contract was issued (the MVA Reference Rate), (2) the dollar amount of the proxy value of the hypothetical fixed assets for the Segment (which is equal to the Investment Base on the Segment Maturity Date), and (3) the time remaining in the MVA Period.

RiverSource Structured Solutions 2 annuity
— Prospectus

Important Information You Should Consider About the
Contract

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you take a surrender during the first 3 or
6
Contract Years (depending on
which Surrender Charge schedule you select), you may be assessed a
Surrender Charge of up to
9
% of the amount of the purchase payment
surrendered. For example, if you make an early withdrawal, you could pay a
Surrender Charge of up to $
9,000
on a $100,000 investment. The amount
available for surrender will be lower if there is a decrease in Contract Value due to the Segment Value Calculation or a negative MVA is applied. Taxes and/or tax penalties may also apply.
If all or a portion of Contract Value is removed from a Segment prior to the
Segment Maturity Date, the Segment Value Calculation is used to determine the amount available. In extreme circumstances, depending on the Indexed Account(s) you select, You could lose up to
100
% of the
amount invested in a Segment due to the Segment Value Calculation.
For
example, if you allocate $100,000 to a 3-year Segment and take a
s
urrender before the 3 years have ended, you could lose up to $
100,000
.
Full and partial surrenders (including RMDs and the Total Surrender Charge
Free Amount, but excluding Income Choice monthly income), death benefits, and annuitization from the Segments before the Segment Maturity
Date, as well as the elective and automatic lock features, will be based on the Segment Value Calculation.
If all or a portion of Contract Value is removed from a Segment before the end of the MVA Period, We will apply an MVA, which may be negative. In extreme circumstances, a negative MVA could significantly reduce the amount You receive. You could lose up to 100% of the amount invested in the Contract due to a negative MVA. For example, if you elect a 3-year
Surrender Charge Period (which has a 3-year MVA Period), invest
$100,000, and then take a full surrender before the end of the MVA
Period, you could lose up to $100,000.
An MVA will apply to full and partial surrenders (including RMDs, and the
Total Surrender Charge Free Amount, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program), annuitization, and death benefit payments from the
Segments during the MVA Period. An MVA may increase the death benefit but will not decrease it.
Losses due to the Segment Value Calculation or a negative MVA will be greater if you also have to pay Surrender Charges. Taxes and/or tax penalties may also apply.
Additional Information About Fees Charges and Adjustments Valuing Your Investment
Are There Transaction Charges?	No.

RiverSource Structured Solutions 2 annuity

— Prospectus

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses that You may pay each year
, depending on the optional benefits You choose. Please refer to
Your Contract specifications page for information about the specific fees
You will pay each year based on the options You have elected.
There is an implicit ongoing fee on the Segments to the extent that Your participation in Index gains is limited by Us through the use of a Cap,
Contingent Return, Annualized Income Rate, and/or Total Reduction
Rate.
This means that Your returns may be lower than the Index’s
returns.
However, in return for accepting this limit on Index gains, You may receive some protection from Index losses.
This implicit ongoing fee
is not reflected in the tables below.
Additional Information About Fees Charges and Adjustments Segment Duration and Crediting Methods– Crediting Methods
	Annual Fee	Minimum	Maximum
	Base Contract	0.00%	0.00%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30% (1)	0.60% (2)
(1) As a percentage of the greater of the Maximum Anniversary Value (“MAV”) or the Contract
Value on each Contract Anniversary prior to Your 91
st
birthday. On or after Your 91
st
birthday,
the charge is a percentage of the MAV.
(2) As a percentage of the Return of Purchase Payment (“ROPP”) Value on each Contract
Anniversary.
Because Your
Contract
is customizable, the choices You make affect how
much You will pay. To help You understand the cost of owning the
Contract
,
the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the
Contract
,
which could add Surrender Charges
and negative market value adjustments that substantially increase costs.

	Lowest Annual Cost: $ 0	Highest Annual Cost: $ 600
Assumes: • Investment of $100,000 • 5% annual appreciation (index rate of return) • Least expensive combination of Indexed Accounts • No optional benefits • No sales charge • No additional withdrawals
Assumes:
•
Investment of $100,000
•
5% annual appreciation (index
rate of return)
•
Most expensive combination of
optional benefits and Indexed
Accounts
•
Fee for optional death benefit is
not based on the Segment Value
Calculation
•
No sales charge
•
No additional withdrawals

RiverSource Structured Solutions 2 annuity
— Prospectus

	RISKS	Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?
Yes.
You can lose money by investing in the Contract. After taking into account the current limits on loss under the Contract, if You invest in an Indexed
Account with an Annual Fee (Reduction Rate) or an Annual Lock Indexed
Account and hold the Segment until the Segment Maturity Date, the maximum amount of loss You could experience due to negative Index performance is up to
100
% of your investment, including any prior
earnings. If You invest in any other Indexed Account with a Buffer, the maximum amount of loss You could experience ranges from 0% to 90% of your investment, including any prior earnings, depending on the Indexed
Account(s) You select. If you invest in an Indexed Account with a Trigger and hold the Segment until the maturity date, the maximum amount of loss
You could experience due to negative Index performance is
100
% of your
investment, including any prior earnings.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%.  In such case, if You invest in this Indexed Account with a -10% Buffer and hold the
Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance. There is no guarantee the contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10%
Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested.
Principal Risks of Investing in the Contract Segment Duration and Crediting Methods – Crediting Methods

RiverSource Structured Solutions 2 annuity
— Prospectus 15

	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•
The
Contract
is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•
The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Contract Value to supplement retirement income or for other long-term investment purposes.
•
Surrenders from the Contract may result in Surrender Charges, taxes and/or tax penalties. The Segment Value Calculation may decrease the amount available for surrender from a Segment before the Segment
Maturity Date.
•
Amounts removed from a Segment before the end of the MVA Period may also result in a negative MVA.
•
Partial surrenders from the Segments (excluding Income Choice monthly income) will reduce the Investment Base for the Segment based on the percentage of Segment Value that is withdrawn. The reduction to the
Investment Base may be greater than the amount withdrawn.
•
Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the
Segment Maturity Date, which may result in loss of positive index performance.
•
Partial surrenders (including RMDs, the Total Surrender Charge Free
Amount, Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) will proportionally reduce any guaranteed death benefit based on the percentage of
Contract Value that is withdrawn. The reduction to the death benefit may be greater than the value withdrawn.
•
At the end of each Segment, on the Contract Anniversary that coincides with the Segment Maturity Date, all or a portion of your Contract Value will be reallocated according to Your instructions.
If no transfer
instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account will remain in the
Interim Account for another Contract Year, subject to the new declared rate of interest. Any Contract Value in a maturing Segment (excluding amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed Account. If the Indexed
Account is no longer available, the Contract Value in the maturing
Segment will be automatically transferred to the Interim Account for the next Contract Year.
Principal Risks of Investing in the Contract Transfers Surrenders

RiverSource Structured Solutions 2 annuity
— Prospectus

	RISKS	Location in Statutory Prospectus
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexes). Each investment option (including the Interim Account) will have its own unique risks. You should review the available investment options before making an investment decision.
The Cap, Contingent Return, Annualized Income Rate, and/or Total
Reduction Rates, as applicable, may limit positive Index returns (e.g., limited upside).
This may result in You earning less than the Index rate of
return.
For example:
•
Cap.
If the Index rate of return is 15% and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to the Cap) on the
Segment Maturity Date.
•
Contingent Return
. If the Index rate of return is 15% and the Contingent
Return is 8%, the Segment rate of return will be 8% (the Contingent
Return) on the Segment Maturity Date.
•
Annualized Income Rate.
If the Index rate of return is 15%, the
Annualized Income Rate is 6%, and the Investment Base is $25,000, the
Monthly Income will be $125.00 (0.06 x 25,000 / 12) during the
Segment, and the Segment rate of return will be 0% on the Segment
Maturity Date.
•
Total Reduction Rate.
If the Index rate of return is 15%, the Cap is 12%,
and the Total Reduction Rate is 2%, the Segment rate of return will be
10% (the Index rate of return up to the Cap, minus the Total Reduction
Rate) on the Segment Maturity Date.
The Buffer or Trigger percentage, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline). For example:
•
Buffer.
The Buffer percentage is the maximum decrease in the Index
Value before the Segment rate of return will reflect a loss. You are responsible for all losses in excess of the Buffer. If the Index rate of return is -15% and the Buffer percentage is -10%, the Segment rate of return will be -5% (the amount of the negative Index rate of return that exceeds the Buffer percentage) on the Segment Maturity Date. For
Indexed Accounts with an Annual Fee (Reduction Rate), the Total
Reduction Rate will reduce the rate of return after the Buffer is applied.
For example, if the Index rate of return for a 3-year Segment is -15%, the
Buffer is -10%, and the Total Reduction Rate is 3%, the Segment rate of return will be -8%.
•
Trigger.
The Trigger percentage is the maximum percentage decrease in the Index rate of return before the Segment will incur a loss. You are responsible for the full loss if the Index rate of return is negative and the loss exceeds the Trigger. If the Index rate of return is -35% and the
Trigger percentage is -30%, the Segment rate of return will be -35% (the full negative Index rate of return) on the Segment Maturity Date.
Each Index is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing the
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance.
This will reduce
the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks of Investing in the Contract Investment Options Segment Duration and Crediting Methods – Crediting Methods

RiverSource Structured Solutions 2 annuity
— Prospectus 17

	RISKS	Location in Statutory Prospectus
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to RiverSource
Life Insurance Company. Any obligations (including under the Interim
Account and the Indexed Accounts), guarantees, or benefits are subject to
Our claims-paying ability. Information about RiverSource Life Insurance
Company, including our financial strength ratings, is available upon request by contacting 1-800-862-7919.
Principal Risks of Investing in the Contract Other Information
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
•
Transfers
– Transfers to and from the Indexed Accounts may only be requested each Contract Year during the 30 day transfer window that ends on the
Contract Anniversary coinciding with the Segment Maturity Date. The transfer will be made on the Contract Anniversary.
– Elective transfers to the Interim Account may not be made during the
MVA Period. After the MVA Period or after a spousal continuation, transfers to the Interim Account may only be made once each Contract
Year during the 30-day transfer window that ends on the Contract
Anniversary.
•
If You elect Automatic Rebalancing, You may not be invested in multi-year
Indexed Accounts.
•
If You elect the 3-year Surrender Charge schedule, You may not invest in
6-year Indexed Accounts during the entire time that You own the
Contract.
•
We may add new Indexed Accounts or discontinue an Indexed Account.
•
We may substitute an Index during a Segment or on the Segment
Maturity Date.
•
We may stop offering certain Crediting Methods.
•
We can change the interest rate for the Interim Account, and the Cap,
Contingent Return, Upside Participation Rate, Annualized Income Rate,
and Total Reduction Rates from one Segment to the next, subject to the applicable guaranteed minimum rates (or guaranteed maximum rates for the Total Reduction Rate).
•
This is a single premium product, which means that additional purchase payments will not be accepted.
Purchase – Purchasing the Contract Indexed Accounts Segment Duration and Crediting Methods – Crediting Methods Transfers
Are There Any Restrictions on Contract Benefits?
Yes.
•
Optional death benefit riders may only be elected at Contract purchase.
•
Optional death benefit riders may only be voluntarily terminated by You if
We increase the annual rider fee. Once terminated, the optional death benefit rider may not be reinstated.
•
Except as provided otherwise under the Contract, Contract benefits may not be modified or terminated by Us.
•
All partial surrenders will proportionally reduce any guaranteed death benefit based on the percentage of Contract Value that is withdrawn. The reduction to the death benefit may be greater than the amount withdrawn.
•
If a Segment Value lock is exercised on a multi-year Segment, the
Segment Maturity Date will be changed to the next Contract Anniversary if the original Segment Maturity Date was a later Contract Anniversary date.
•
Automatic Locks are not available for Annual Lock and Income Choice
Indexed Accounts.
Valuing Your Investment – Segment Value Calculation for Indexed Account(s) – Segment Value Lock Surrenders Death Benefits

RiverSource Structured Solutions 2 annuity
— Prospectus

	TAXES	Location in Statutory Prospectus
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”).
Surrenders will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract
to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence Your investment professional to recommend this
Contract
over
another investment for which the investment professional is not compensated or compensated less.
Other Information
Should I Exchange My Contract?
If You already own an annuity or insurance
Contract
, some investment
professionals may have a financial incentive to offer You a new
Contract
in
place of the one You already own. You should only exchange a
Contract
You
already own if You determine, after comparing the features, fees, and risks of both
Contracts
, and any fees or penalties to terminate the existing
contract, that it is better for You to purchase the new
Contract
rather than
continue to own Your existing
Contract
.
Taxes – Non-Qualified Annuities – 1035 Exchanges
Additional Information About Fees
The following tables describe the fees, expenses, and adjustments that You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Surrender Charge (as a percentage of the amount of the purchase payment surrendered)	9% 1
1.
Partial and full surrenders in excess of the Total Surrender Charge Free Amount may be subject to a Surrender Charge during the Surrender
Charge period. The amount of the Surrender Charge, if any, will depend on the Contract Year during which the surrender is taken and the portion of the Purchase Payment being surrendered. You select either a 6-year or 3-year Surrender Charge schedule at the time of Contract application. If You elect the 3-year Surrender Charge schedule, You cannot invest in any Indexed Accounts that have a 6-year duration for the entire time that You own the Contract. The Surrender Charge percentage declines over subsequent Contract Years until it reaches 0%. The schedules below set forth the
Surrender Charges under the Contract:

Contract Year	6-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered	Contract Year	3-Year Surrender Charge Schedule applied to the Purchase Payment Surrendered
1	9%	1	9%
2	8%	2	8%
3	8%	3	8%
4	7%	4+	0%
5	6%
6	5%
7+	0%
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the
Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.

RiverSource Structured Solutions 2 annuity
— Prospectus 19

Adjustments

Segment Value Calculation Maximum Potential Loss (as a percentage of the Investment Base at the start of the Segment)	100% 1
Market Value Adjustment Maximum Potential Loss (as a percentage of the Contract Value at the start of the Segment)	100% 2
1.
The Segment Value Calculation is used daily to determine the amount available for full and partial surrenders (including RMDs and the Total
Surrender Charge Free Amount, but excluding Income Choice monthly income), annuitization, and death benefit payments from the Segments before the Segment Maturity Date. The Segment Value Calculation is also used to determine the amount available for a Segment Value lock.
2.
An MVA will apply to partial and full surrenders (including RMDs, and the Total Surrender Charge Free Amount, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program), annuitization, and death benefit payments from the Segments of the Indexed Accounts during the MVA Period. An MVA may increase the death benefit but will not decrease it.
The next table describes the fees and expenses that You will pay each year
during the time that You own the
Contract. If You choose to purchase an optional benefit, You will pay additional charges, as shown below.
Annual Contract Expenses

Base Contract Expenses	Maximum 0.00 % Minimum 0.00%
Optional Benefit Expenses 3
ROPP Death Benefit	Maximum 0.95% 1 Current 0.60%
MAV Death Benefit	Maximum 0.40% 2 Current 0.30%
1
The charge for the ROPP Death Benefit is a percentage of Your ROPP Value on each Contract Anniversary.
2
The charge for the MAV Death Benefit is a percentage of the greater of the MAV or the Contract Value on each Contract Anniversary prior to Your
91
st
birthday. On and after Your 91
st
birthday, the charge is a percentage of the MAV on each Contract Anniversary.
3
Only one optional death benefit can be elected at a time.
In addition to the fee described above, We may limit the amount You can earn on the Segments of the Indexed
Accounts. This means Your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, You will receive some protection from Index losses.
Principal Risks of Investing in the Contract
The Contract involves certain risks that You should understand prior to purchasing the Contract. You should carefully consider Your income needs and risk tolerance to determine whether the Contract or a particular Indexed Account is appropriate for You. The level of risk You bear and Your potential investment performance will differ depending upon many factors, including but not limited to the way in which You allocate Your purchase payment and Contract Value over the course of the Contract and any decisions You make to take surrenders or request an elective or automatic lock.
Liquidity Risk
The Contract is intended to be a long-term investment that You may use to help save for retirement. The Contract is unsuitable as a short-term savings vehicle. This Contract is not appropriate for you if You intend to take partial surrenders before the end of the Surrender Charge period and MVA Period, or from the Indexed Accounts before
Segment maturity. All surrenders, including Income Choice monthly income, may be subject to Surrender Charges, taxes, and/or an IRS tax penalty (if You take a surrender prior to reaching age 59½). RMDs and the Total Surrender
Charge Free Amount will not be subject to Surrender Charges but will be subject to applicable taxes and/or tax penalties.
All partial surrenders (including RMDs, Income Choice monthly income, and the Total Surrender Charge Free Amount)
will reduce the Contract Value, and will reduce amounts available for future surrenders, as well as death benefit payments and annuitization. All partial surrenders will reduce the ROPP Value and the MAV (if applicable) in the same proportion that the Contract Value is reduced by the surrender. The reduction may be greater than the amount withdrawn.
All surrenders from the Segments prior to the Segment Maturity Date (except for Income Choice Monthly income) will be based on the Segment Value Calculation. This includes RMDs and the Total Surrender Charge Free Amount. The
Segment Value calculated prior to the Segment Maturity Date may be less than the amount allocated to the Segment, even if the Index rate of return is positive. All partial surrenders from the Segments before the Segment Maturity Date
(except for Income Choice Monthly Income) will also reduce the Investment Base in the same proportion that the
Segment Value is reduced by the surrender. The reduction may be significant and could be greater than the amount withdrawn. Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the Segment Maturity Date. For Income Choice Segments, any partial surrenders

RiverSource Structured Solutions 2 annuity
— Prospectus

other than the Monthly Income will reduce the Investment Base proportionally, and therefore will reduce any remaining
Monthly Income for the Segment term. In extreme circumstances, you could lose up to
100
% of the amount invested in
a Segment, including any prior earnings, due to the Segment Value Calculation. You could lose up to
100
% of your
investment due to the Segment Value Calculation if amounts are withdrawn from an Indexed Account option before the end of a Segment. See “Risk of Loss - Segment Value Prior to Maturity” and “Impact of Partial Surrenders from the
Segments” for more information.
Additionally, all surrenders from the Segments during the MVA Period (except for Income Choice Monthly income and
Contingent Return earnings when using the optional automated transfer program) will be subject to an MVA, which may be negative. This includes RMDs, the Total Surrender Charge Free Amount and amounts applied to an annuity payment plan during the MVA Period. A negative MVA will reduce the amount you receive upon a surrender or the amount applied to an annuity payment plan. The protection option of the Segment does not apply to mitigate losses due to a negative
MVA. In extreme circumstances, you could lose up to
100
% of the amount surrendered or otherwise removed from a
Segment due to a negative MVA.
MVA Factor Examples for 6-Year Surrender Charge

Example	Duration After Issue	Reference Rate on Contract Date (i)	Current Reference Rate (j)	(k)	MVA Factor
1	1 Day	1%	2%	6.00	-5.7%
2	1 Day	1%	3%	6.00	-11.1%
3	1 Day	1%	11%	6.00	-43.2%
4	1 Day	1%	31%	6.00	-79.0%
5	1 Day	1%	51%	6.00	-91.0%
6	2 Years	1%	51%	4.90	-86.1%
7	4 Years	1%	51%	3.46	-75.2%
See “Contract Fees, Charges and Value Adjustments – Market Value Adjustments” for more information.
If You intend to take a full or partial surrender after the Surrender Charge period and shortly after Segments mature,
You may want to consider reallocating all or a portion of Segment Values to the Interim Account as Segments mature.
Immediately after a Segment starts, the Segment Value is reduced to reflect transaction costs for assets that support the features of the Contract, and the Segment Value may be less than the amount that was allocated to the Segment.
Transaction costs are the highest right after a Segment starts and if a surrender occurs shortly after a new Segment begins, there may be insufficient opportunity for other factors (e.g., Index returns) to increase the Segment Value to offset the transaction costs.
We may defer payments made under this Contract for up to six months if necessary and equitable to all Contract owners and the insurance regulatory authority of the state in which We issued the Contract approves such deferral.
Risks Related to Transfers
Your ability to react to changing market conditions is limited because You may only request a transfer of eligible Contract
Value (i.e., amounts in the Interim Account and any Segments that mature on the next Contract Anniversary) once each
Contract Year during the Transfer Window.
At the end of each Segment, Contract Value will be reallocated on the Contract Anniversary that coincides with the
Segment Maturity Date according to Your instructions. If no transfer instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim Account will remain in the Interim Account, subject to the new declared interest rate, for another Contract Year, and any Contract Value in a maturing Segment (excluding any amounts transferred under the optional automated transfer program) will renew into a new Segment for the same Indexed
Account, subject to the new Cap, Upside Participation Rate, Contingent Return, Annualized Income Rate, and/or Total
Reduction Rates declared for that Segment. If the Indexed Account is no longer available, the Contract Value in the maturing Segment will automatically transfer to the Interim Account. Contract Value reallocated or transferred in the absence of instructions from you may not be transferred or reallocated among the Indexed Accounts again until the new
Segment Maturity Date, or the next Contract Anniversary for amounts automatically transferred or reallocated to the
Interim Account.
We reserve the right to prohibit or limit any transfers to an Indexed Account that would have a Segment Maturity Date after the Annuitization Start Date.
We reserve the right to limit how much of the Contract Value can be allocated among the Interim Account and available
Indexed Accounts on a non-discriminatory basis with notification. After the MVA Period, We also reserve the right to prohibit or limit transfers to the Interim Account.

RiverSource Structured Solutions 2 annuity
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Risk of Loss in Indexed Accounts – Index Performance
There is a risk of loss of principal and any related earnings since the performance of each Segment is linked to a market index(es) or ETF even though You are not invested directly in the Index(es) or in the securities tracked by the index. There is risk related to Indexed Accounts limiting positive Index return and You may have losses of Your Contract value despite downside protection. If the Index rate of return is negative, the amount of your loss on the Segment
Maturity Date depends on the protection option:
•
Buffer: You are responsible for all losses in excess of the Buffer. If the loss does not exceed the Buffer (i.e. the Index rate of return is between zero and the Buffer, inclusive of the Buffer percentage), You will not have a loss due to negative Index performance on the Segment Maturity Date. For example, if the Index rate of return = -35% and the
Buffer = -25%, your loss will be -10%. Note: For Indexed Accounts with an Annual Fee (Reduction Rate), the Total
Reduction Rate will reduce the Segment rate of return after the Buffer is applied. You could have a loss due to the application of the Total Reduction Rate.
•
Trigger: You are responsible for the full loss if the Index rate of return is negative and the loss exceeds the Trigger. If the loss does not exceed the Trigger (i.e. the Index rate of return is between zero and the Trigger, inclusive of the
Trigger percentage), You will not have a loss. For example, if the Index rate of return = -35% and the Trigger = -30%, your loss will be -35%. This means that a slight difference in the Index rate of return above or below the Trigger could result in a significantly different Segment rate of return on the Segment Maturity Date. For example, if the Trigger =
-30% and Index rate of return = -30%, you will not incur a loss due to negative Index performance and may receive a gain depending on the applicable Crediting Method. However, if the Index rate of return = -30.1%, your Segment rate of return will be -30.1%, and you would incur a substantial loss on the Segment Maturity Date.
You will not receive the full protection of the Buffer or Trigger prior to the Segment Maturity Date. Additionally, there is a risk the Segment rate of return on the Segment Maturity Date could be negative and result in significant losses even after the application of a Buffer or Trigger.

If the Segment references two Indexes, there is a higher likelihood that the Segment will have a loss that exceeds the
Buffer or Trigger since the Segment uses the lowest Index rate of return for two Indexes.

On the Segment Maturity Date, -100% Buffer options will not have a loss due to negative Index performance; however, other protection options can have a maximum loss of 75% to 100% (if the Index loses 100% of its value during the term). You may also incur additional losses due to Surrender Charges, rider fees and any MVA.
The maximum loss You
could experience due to negative Index performance on the Segment Maturity Date after taking into account the current limits on Index loss for each protection option is shown in the table below:

Protection Option	Maximum Loss*
-10% Buffer	90%
-15% Buffer	85%
-20% Buffer	80%
-25% Buffer	75%
-100% Buffer	0%
-30% Trigger	100%
*Maximum Loss for Annual Lock Indexed Accounts with a -10% Buffer is 100%.
For Indexed Accounts with an Annual Fee (Reduction Rate), the above table does not include the impact of the Total
Reduction Rate and therefore the maximum loss will be even greater, as shown in the table below:

Protection Option	Maximum Loss
-10% Buffer	100%
-15% Buffer	100%
-20% Buffer	100%
-25% Buffer	100%
For Segments that have an Annual Fee (Reduction Rate), You could incur a loss even if the negative Index rate of return on the Segment Maturity Date does not exceed the Buffer. If the negative Index rate of return exceeds the Buffer, the
Total Reduction Rate will cause you to incur additional losses. The Segment rate of return may be negative even if the
Index had positive returns on the Segment Maturity Date. See “Risk Related to Contract Fees and Charges” below.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed
Minimum Cap of 2%.
See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for
more information.
Except for Segments with the Annual Lock with a Buffer Crediting Method, the Segment rate of return on the Segment
Maturity Date is based on a single point in time. It is not affected by the Index Value on any date between the Segment start date and Segment Maturity Date.

RiverSource Structured Solutions 2 annuity
— Prospectus

For Segments with a duration longer than one year (except for Annual Lock with Buffer Crediting Method), the applicable
Buffer or Trigger are for the duration of the Segment and are not applied on an annual basis. The protections of the
Buffer or Trigger restart for each subsequent Segment, so there is a risk that sustained declines in the relevant Index will have cumulative losses over time if You renew into consecutive Segments in the same Indexed Account. Losses in any one term and cumulative losses over multiple terms can be significantly more than the stated Buffer or Trigger.
For Segments with the Annual Lock with a Buffer Crediting Method, the annual lock return is determined each year and therefore losses can accumulate over the duration of the Segment when the cumulative annual lock return is applied to the Segment on the Segment Maturity Date.
Risk Related to Contract Fees and Charges
If you elect an optional death benefit rider, We will deduct the rider fee from your Contract Value each Contract
Anniversary. The deduction of the rider fee will reduce your Contract Value, amounts available for annuitization, and death benefit. Rider fees deducted on Contract Anniversaries from multi-year Segments will be based on the Segment
Value Calculation and will reduce the Investment Base proportionally. Reductions to the Investment Base will reduce your Segment Value for the remainder of the Segment, including the amount available on the Segment Maturity Date.
Additionally, for the MAV Death Benefit, any automatic reset of the MAV will increase the amount of the annual rider fee deducted. We may increase the annual rider fee percentage at Our discretion and on a non-discriminator y basis upon written notice to You. You may decline this fee increase upon written notice to us before the date of the fee increase and therefore terminate the rider. Upon termination, the rider may not be reinstated.
You may be subject to potential negative Segment Value Calculations and decreases in positive index returns with each ongoing rider fee deduction that could result in significant loss.
Risk Related to Total Reduction Rates
For Segments that have an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce any positive Segment rate of return and any negative Segment rate of return will be more negative. The application of the Total Reduction Rate may result in a negative Segment return even if the Index rate of return is positive on the Segment Maturity Date; this could also cause You to incur a loss even if the negative Index rate of return does not exceed the Buffer percentage. If the negative Index rate of return exceeds the Buffer, the Total Reduction Rate will cause you to incur additional losses.
Depending on the Indexed Account You select, the maximum loss is 100% for Segments that have an Annual Fee
(Reduction Rate).
Risk with Currently Available Indexes
An investment in the Indexed Accounts under the Contract is not an investment in any Index or in the securities tracked by the Index. Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing the Index. Each Index deducts fees and costs when calculating Index performance and in either case this will reduce the Index return and will cause the index to underperform a direct investment in the securities composing the index.
Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance.
This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. The Index You select may underperform or outperform other Indexes that focus on different market sectors or have different capitalization.
Currently offered Indexed Accounts use one or two of the following Indexes:
•
S&P 500
®
Index.
The S&P 500 index measures the performance of the large-cap segment of the U.S. equity market.
•
Russell 2000
®
Index.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S.
equity universe.
•
Nasdaq-100
®
Index.
The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
•
MSCI EAFE Index.
The MSCI Europe, Australasia, Far East (EAFE) Index is a capitalization-weighted index that tracks the performance of common stocks in 21 developed market countries within Europe, Australasia and the Far East.
•
MSCI Emerging Markets Index.
The MSCI Emerging Markets Index captures large- and mid-cap representation across 26 Emerging Markets (EM) countries.
•
iShares U.S. Real Estate ETF.
The iShares U.S. Real Estate ETF seeks to track the investment results of an index composed of U.S. equities in the real estate sector. The Fund seeks to track the investment results of the Dow Jones
U.S. Real Estate Capped Index (the “Underlying Index”), which measures the performance of the real estate sector of the U.S. equity market, as defined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying

RiverSource Structured Solutions 2 annuity
— Prospectus 23

Index may include large-, mid- or small capitalization companies. Returns of the iShares U.S. Real Estate ETF are reduced by any underlying fund fees or expenses and therefore Segment returns will be lower than if the underlying index was used. See “Segment Value Calculation for Indexed Account(s)” for more information.
Index performance is based on the performance of underlying equity securities that may include large-, mid- or small capitalization companies from various market sectors. The following summarizes important investment risks applicable to all or the specific Indexes as noted:
•
Securities of a certain sector of the market may not perform as well as those in others or the market as a whole.
•
The securities comprising the Indexes are subject to investment risks driven by market volatility and other economic conditions; as such, the performance of the Indexes may fluctuate, sometimes rapidly, either positively or negatively.
Past performance does not guarantee future results.
•
In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. (S&P 500, Nasdaq-100, MSCI EAFE and
MSCI Emerging Markets indexes and iShares U.S. Real Estate ETF).
•
Generally, the securities of small- and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Investments in small - and mid-cap companies involve risks, including volatility, that are greater than investments in larger, more established companies. Small– and mid-capitalization companies are more likely to fail than larger companies (Russell 2000, MSCI EAFE, MSCI Emerging Markets indexes and iShares U.S. Real Estate ETF).
•
Securities issued by non-U.S. companies are subject to risks, including political, economic, market, social and others within a particular country, as well as to currency exchange rate risks and currency instabilities and less stringent financial, regulatory, auditing, and accounting standards generally applicable to U.S. issuers (MSCI EAFE and MSCI
Emerging Markets indexes).
•
Emerging markets can be riskier than investing in well-established foreign markets. Indexes with exposure to emerging markets also include the following risks: potential for less reliable or outdated Index data due to differences in financial, regulatory, auditing and accounting standards; limitations on the ability to oversee the Index provider’s due diligence process over Index data; and the rights and remedies associated with investments that track an Index comprised of foreign securities may differ from investments that track an Index of U.S. securities (MSCI
Emerging Markets Index).
•
There are risks associated with the US real estate sector. The iShares U.S. Real Estate ETF is subject to risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, a possible lack of availability of financing, valuation complexities, competition, periodic overbuilding, and changes in interest rates or property values. As such, performance may be more volatile than the performance of an investment in a more diverse range of market sectors. It is possible that the iShares
U.S. Real Estate ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. Your Segment return is linked to the performance of the iShares U.S. Real
Estate ETF and not the underlying index (Dow Jones U.S. Real Estate Capped Index).
For more information on the Indexes, see “Investment Options – Indexed Accounts - Additional Information About the
Indexes." For Index disclosures, see Appendix
H
.
Risk of Loss – Segment Value Prior to Maturity
Segment Values prior to maturity will fluctuate daily and may be lower than what was originally allocated to an
Indexed Account, even when the Index has positive returns.
Other than the Segment start date and the Segment
Maturity Date, We determine the Segment Value daily using a formula that does not directly reflect the actual performance of the applicable Index, but rather determines the value of a hypothetical portfolio of instruments that provides the Segment Value at maturity. The result of this calculation is the Segment Value and is used to determine the amount in the Segments available for full and partial surrenders (including RMDs and the Total Surrender Charge Free
Amount, but excluding Income Choice monthly income), death benefits, elective or automatic lock, or annuitization between the Segment start date and the Segment Maturity Date. This amount could be less than if You had held the
Segment until the Segment Maturity Date. Amounts surrendered or otherwise removed from the Segment before the
Segment Maturity Date do not receive the full protection of the Buffer or Trigger. This means that there could be less money available for surrenders, death benefits payments, and Annuity Payments before the Segment Maturity Date.
There is a risk of substantial loss due to the Segment Value Calculation, which could be as much as 100% of the
Investment Base and any prior earnings. Also, the loss could be greater due to Surrender Charges, any Market Value
Adjustment, and any fees. Taxes and/or tax penalties may also apply. If You allocate to an Indexed Account with -100%
Buffer and hold the Segment until the Maturity Date, the Segment will not have a loss. However, the Segment Value
Calculation will apply to transactions that occur during the Segment term and therefore the Segment Value could have a loss before the Segment Maturity Date.

RiverSource Structured Solutions 2 annuity
— Prospectus

Additionally, immediately after a Segment starts, the Segment Value is reduced to reflect transaction costs for assets that support the features of the Contract and the Segment Value may be less than the amount that was allocated to the
Segment. Transaction costs are the highest right after a Segment starts and if a surrender occurs shortly after a new
Segment begins, there may be insufficient opportunity for other factors (e.g., Index returns) to increase the Segment
Value to offset the transaction costs.
You will not receive the full protection of the Buffer or Trigger prior to Segment maturity because the hypothetical portfolio is constructed to provide the full protection only at Segment maturity, and not earlier.
It is possible that you
would see no protection until Segment maturity and You may lose all or a portion of Your investment if you take a surrender or other transaction before the Segment Maturity Date
.
It is also possible that You would see no protection
from the Trigger at Segment maturity if the Index rate of return is negative and the loss exceeds the Trigger (i.e., the
Segment will incur the full loss). As a Segment moves closer to maturity, the Segment Value would generally reflect a larger portion of the Buffer protection. On the Segment Maturity Date, the Segment Value will receive the full Buffer or
Trigger protection (except if the Index rate of return is negative and exceeds the Trigger, then there is no protection and
You will incur the full negative Index rate of return).
See “Impact of Partial Surrenders from the Segments” below and “Contract Fees, Charges, and Value Adjustments –
Segment Value Calculation” for more information.
Our Financial Strength and Claims-Paying Ability
The assets held in in Our General Account support not only the guarantees under Your Contract, but also guarantees associated with other annuity and insurance products we issue. No other company or affiliate has any legal responsibility for the guarantees under Your Contract. Our General Account is not insulated or segregated from the claims of Our creditors. As such the guarantees under the Contract are subject to Our financial strength and claims-paying ability. The assets held in Our unregistered Separate Account are also subject to the claims of Our creditors.
See “Other Information: General Account” and “Other Information: Separate Account” for more information.
Caps, Contingent Returns, Annualized Income Rates, Total Reduction Rates and Limits to
Positive Returns
Caps, Contingent Returns, Total Reduction Rates, and Annualized Income Rates may limit the positive return for a
Segment and could cause the Segment rate of return to be lower than if You had invested directly in a different investment based on the applicable Index. Total Reduction Rates will lower any positive returns. Income Choice Indexed
Accounts will provide Monthly Income during the Segment in lieu of earning any positive Segment rate of return on the
Segment Maturity Date. The Annualized Income Rate may be lower than the positive Index rate of return on the Segment
Maturity Date, and may be lower than the Segment rate of return you would have received if you had invested in a different Indexed Account based on the same Index and of the same duration, but with a different Crediting Method.
In general, Caps, Contingent Returns, Upside Participation Rates, and Annualized Income Rates will be lower and Total
Reduction Rates will be higher if You choose an Indexed Account with a higher Buffer or Trigger percentage. In general,
Caps and/or Contingent Returns will tend to be lower for 1-year Segments than for multi-year Segments. The Cap,
Contingent Return, Annualized Income Rate, or Upside Participation Rate will be generally higher for Segments that reference two Indexes compared to the equivalent Segment that references one Index.
Except for Segments with the Annual Lock with a Buffer Crediting Method, the Segment rate of return on the Segment
Maturity Date is based on a single point in time. It is not affected by the Index Value on any date between the Segment start date and Segment Maturity Date. The Segment rate of return will generally be lower if the Index decreases on or near the Segment Maturity Date.
For Segments with the Annual Lock with a Buffer crediting method, the Segment rate of return is not affected by Index values between Contract Anniversaries. The Segment rate of return may be lower if the Index decreases on or near each
Contract Anniversary.
We May Discontinue or Substitute an Index
We reserve the right to discontinue or substitute an Index at any time if an Index is discontinued, We no longer have the right to use the Index, there is a substantial change in the calculation of an Index, hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if We determine that Our use of the Index should be discontinued. The substituted Index may not be acceptable to you. You will have no right to reject the substitution. If we substitute an Index before the Segment Maturity Date, you will be unable to transfer your Segment Value in the Segment until the Segment Maturity Date. If you no longer wish to remain invested in that Indexed Account for the remainder of the Segment, your only option will be to surrender the Segment Value in the affected Indexed Account. A surrender may be subject to Surrender Charges, an MVA, taxes, and/or tax penalties.

RiverSource Structured Solutions 2 annuity
— Prospectus 25

If We substitute an alternative Index before the Segment Maturity Date, We will calculate the Index rate of return for the
Segment using the original Index up until the substitution date and the new index from the substitution date to the
Segment Maturity Date. See "Discontinuation and Substitution of Indexes and Indexed Accounts" provision for how the
Index rate of return will be calculated when an Index is substituted. The performance of the new Index may not be as good as the one that was substituted, and as a result, the Index rate of return on the Segment Maturity Date may have been better if there had been no substitution.
If no reasonable alternative is available for substitution of such Index, then the daily Segment Value Calculation will no longer occur, and the Segment Value will not change until the next Contract Anniversary (unless a surrender is taken from that Segment), when the Segment will end. In this case, the Segment Maturity Date will be changed to the next
Contract Anniversary; however, the Segment rate of return will not be calculated and applied as described in the “Segment Value on the Segment Maturity Date” provision. We will notify You before the discontinuation. The
Crediting Method will not change during a Segment. You must provide instructions to transfer the Segment Value to any available Indexed Accounts or the Interim Account during the next Transfer Window. If We do not receive transfer instructions from You during the Transfer Window, the Segment Value will be transferred to the Interim Account.
For additional information about Indexes, see “Investment Options - Additional Information about the Indexes”
We May Discontinue an Indexed Account at Maturity
We reserve the right to discontinue an Indexed Account at time of renewal at Our discretion, so there is no guarantee that any Indexed Account or Crediting Method will be available during the entire time that You own Your Contract. If the
Indexed Account is no longer available, the Contract Value in that Segment will need to be transferred to a different
Indexed Account or the Interim Account. We can change the available Indexed Accounts at any time on or after the first
Contract Anniversary; however, We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed Minimum Cap of 2%. In such case, if You invest in this Indexed Account with a -10% Buffer and hold the Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative Index performance.

See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts” for more information.
Level of Interest Rates, Caps, Contingent Returns, Upside Participation Rates, Annualized
Income Rates and Total Reduction Rates
We can change the interest rates for the Interim Account, and the Caps, Contingent Returns, Upside Participation
Rates, Annualized Income Rates, and Total Reduction Rates for new Segments. Interest rates, Caps, Contingent
Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates are set at Our discretion, subject to contractual minimums and maximums.
You risk the possibility that renewal rates may not be as favorable as Your current rates. Caps, Contingent Returns,
Upside Participation Rates, Annualized Income Rates and any Total Reduction Rates associated with a Crediting Method are guaranteed for a Segment through the Segment Maturity Date; however, they may vary each time a new Segment starts. Interest rates for the Interim Account are guaranteed for one year and may change on each Contract Anniversary.
The rate You receive at issue may be higher or lower if the Contract is not issued within the Rate Lock Period. Indexed
Accounts will each receive the applicable Caps, Contingent Returns, Upside Participation Rates, Annualized Income
Rates and Total Reduction Rates in effect on the application date if the Contract is issued within the Rate Lock Period. If
Your Contract is not issued within the Rate Lock Period, the rates will be based on the Contract Date. You bear the risk that the Caps, Contingent Returns, Upside Participation Rates and Annualized Income Rates may decrease, and Total
Reduction Rates may increase prior to the Contract being issued. The rate lock only applies to the Caps, Contingent
Returns, Upside Participation Rates, Annualized Income Rates and Total Reduction Rates at issue.
For Segments with a duration longer than one year (except for Annual Lock with Buffer Crediting Method), the declared
Cap, Upside Participation Rate, or Contingent Return are for the duration of the Segment and are not applied on an annual basis. The Cap or Contingent Return would be lower if they were applied on an annual basis.
Impact of Partial Surrenders from the Segments
Segment Values prior to maturity will fluctuate daily according to the Segment Value Calculation, and may be lower than what was originally allocated to an Indexed Account, even when the Index has positive returns. See “Liquidity Risk”
and “Risk of Loss – Segment Value Prior to Maturity” for more information.
If You take a partial surrender from a Segment before the Segment Maturity Date, the Investment Base will be reduced proportionally based on the percentage of Segment Value that is withdrawn. In particular, if the Segment Value is lower than the Investment Base at the time of a partial surrender due to the Segment Value Calculation, which would generally be dependent upon the performance of the Index in addition to other factors (See “Valuing Your Investment – Indexed
Account(s) Value” for more information), then the Investment Base is reduced by an amount that is more than the dollar

RiverSource Structured Solutions 2 annuity
— Prospectus

amount withdrawn. Reductions to the Investment Base will negatively impact the Segment Value for the remainder of the
Segment duration, including the amount available on the Segment Maturity Date.
On the Segment Maturity Date, the
Segment Value is calculated first using the Segment rate of return and then any partial surrenders will reduce the
Investment Base for new Segments by the dollar amount withdrawn. This will reduce the amount available for transfer or reallocation into new Segments.
See Appendix C for examples of the Investment Base reduction.
Surrenders will be taken as of the end of the Business Day on which We receive Your request. Your Segment Value will not be known at the time You submit Your request. Surrenders before the Segment Maturity Date will reduce the amount available for future surrenders. Any applicable Surrender Charge and MVA can also result in a loss of principal and any related earnings.
If You take a partial surrender during a Segment or on the Segment Maturity Date, any guaranteed death benefit will be reduced proportionally based on the percentage of Contract Value that is withdrawn. This proportionate reduction may be larger than the dollar amount of the partial surrender.
Annual Lock with Buffer Crediting Method Risk
Available for Contracts with applications signed prior to May 4, 2026
Because of the cumulative impact of the Annual Lock crediting method, if you incur a loss during one Contract Year during an Annual Lock Segment, it will reduce the amount of the Segment rate of return on the Segment Maturity Date.
The Segment rate of return may be negative even if you receive a positive annual lock return for one or more Contract
Years during the Segment. Because the Buffer is applied annually instead of on the Segment Maturity Date, in a continuing down market, you could incur losses in excess of the Buffer percentage. In other words, if your annual lock return is negative for multiple Contract Years during the Segment, the cumulative loss reflected in the Segment rate of return on the Segment Maturity Date may exceed the stated limit of the Buffer for any one Contract Year.
If you take a surrender from an Annual Lock Segment prior to the end of the Term, the amount You receive will be based on the Segment Value on the date of the surrender, and not the gains or losses locked-in for the completed Contract
Years during the Segment.
Locking the Segment Value
If You exercise the elective lock feature or a Segment is automatically locked after setting up an automatic lock target,
Your Segment Value (which otherwise fluctuates daily according to the Segment Value Calculation) will not change for the remainder of the Segment duration unless a surrender is taken from the Segment. Surrenders after an elective or automatic lock are subject to Surrender Charges and MVA, if applicable, as well as taxes and/or tax penalties.
Risks associated with the elective and automatic lock features:
•
The Segment Value that is locked in is determined by Us as outlined in the sections “Valuing Your Investment”
and “Contract Fees, Charges, and Value Adjustments – Segment Value Calculation;”
•
While locking a Segment will prevent You from experiencing any future negative performance, You will no longer benefit from any potential future positive performance for the remainder of the Contract Year, and a Segment rate of return will not be applied on the Segment Maturity Date;
•
You will not avoid any negative performance that has occurred during the Segment prior to locking a Segment and the
Buffer or Trigger will not be applied on the Segment Maturity Date;
•
The elective lock will be applied as of the end of the Business Day on which We receive Your elective lock request.
Your locked in Segment Value will not be known at the time You submit Your request;
•
For Income Choice Segments, Monthly Income will stop for the remainder of the Contract Year if You request an elective lock on the Segment;
•
If You set an automatic lock target that is less than or equal to the segment Return to Date, the automatic lock could happen at the close of business on the same day;
•
For most Segments, if You set an automatic lock target that is close to or exceeds the applicable Cap or Contingent
Return, it is unlikely the Segment will lock before the Segment Maturity Date. However, for Dual Directional
Segments, a Segment Return to Date higher than the Cap is possible when the Index return is negative and the
Buffer level is greater than the Cap. Except for Dual Directional Segments, it is recommended You set an Automatic
Lock Target that is lower than the applicable Cap or Contingent Return.
•
If an automatic lock happens shortly before a Contract Anniversary, the Segment will mature on that Anniversary and
You will have limited time to provide new allocation instructions. If no instructions are received, the Segment Value will renew into a new Segment of the same Indexed Account; and

RiverSource Structured Solutions 2 annuity
— Prospectus 27

•
If an automatic or elective lock happens shortly after a Contract Anniversary, the locked value will not change for up to a year. You will not be able to reallocate the money or benefit from any potential future positive performance for the remainder of the Contract Year.
•
There may not be an optimal time to request an automatic or elective lock, and we will not advise you as to whether you should exercise the lock-in features or the optimal time for doing so.
•
A Segment Value lock is irrevocable.
See “Valuing Your Investment – Segment Value Lock” for more information.
Cyber Security
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of Our business depends on the continued effective operation of Our systems and those of Our business partners.
This dependence makes Us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including Your information We hold; and
•
denial of service attacks on Our website or other forms of attacks on Our systems and the software and hardware We use to run them.
These attacks and their consequences can negatively impact Your Contract, Your privacy, Your ability to conduct transactions under Your Contract, or Your ability to receive timely service from Us.
Cyber security risks also apply to the operation of the Indexes and the calculation of the value of the underlying investments that comprise the Indexes. Such breaches in cyber security could affect the calculation of values under
Your Contract.
Other Important Information You Should Know
No Ownership Rights
You have no ownership rights in the underlying stocks comprising the Indexes. Purchasing the Contract is not equivalent to investing in the underlying ETF or stocks comprising the indexes or index the ETF tracks. As the Owner of the
Contract, You will not have any ownership interest or rights in the underlying stocks comprising the Indexes, such as voting rights, dividend payments, or other distributions. The Index does not reflect dividends paid on the ETF or stocks comprising the Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. Therefore, the calculation of the performance of the Index under the Contract does not reflect the full investment performance of the underlying securities.
Possible Tax Law Changes
There always is the possibility that the tax treatment of the Contract could change by legislation or otherwise. We have the right to modify the Contract in response to legislative changes that could diminish the favorable tax treatment that
Owners receive. You should consult a tax adviser with respect to legislative developments and their effect on the
Contract.
The Annuity Contract
This Contract is an agreement between RiverSource Life and You, the Owner. The purpose of the Contract is to allow You to accumulate money for retirement or a similar long-term goal. Before the Annuitization Start Date, a death benefit may also become payable upon Your death. Under the Contract We promise to pay an income in the form of Annuity
Payments, beginning on the Annuitization Start Date. All payments under the Contract are subject to the terms and conditions described in this prospectus.
The Contract is available as a non-qualified contract, which will provide You with certain tax deferral features under the
Code.
The Contract is also available as a qualified contract to fund one of the following tax-deferred retirement plans (subject to applicable federal law and any rules of the plan itself):
•
Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•
Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•
SIMPLE IRAs under Section 408(p) of the Code
•
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

RiverSource Structured Solutions 2 annuity
— Prospectus

•
Custodial and investment only accounts maintained for qualified plans under Section 401(a) of the Code, including investment only pooled defined benefit plans
•
Tax-Sheltered Annuities (TSAs) under section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
TSA — Special Provisions for Participants in Tax-Sheltered Annuities
If the Contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this Contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless We have made special arrangements with Your employer, the Contract is not intended for use in connection with an employer sponsored
403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this Contract, We will not be responsible for any obligations and requirements under
ERISA and the regulations thereunder, unless We have prior written agreement with the employer. You should consult with Your employer to determine whether Your 403(b) plan is subject to ERISA.
In the event We have a written agreement with Your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult Your employer to determine whether the nondiscrimination rules apply to You.
The Code imposes certain restrictions on Your right to receive early distributions from a TSA:
Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–
You are at least age 59½;
–
You are disabled as defined in the Code;
–
You severed employment with the employer who purchased the Contract;
–
the distribution is because of Your death;
–
the distribution is due to plan termination; or
–
You are a qualifying military reservist.
If You encounter a financial hardship (as provided by the Code), You may be eligible to receive a distribution of all
Contract Value attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
Even though a distribution may be permitted under the above rules, it may be subject to taxes and/or tax penalties
(see “Taxes”).
The above restrictions on distributions do not affect the availability of the amount credited to the Contract as of
Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of Contract Value within the Contract, or to another registered annuity contract or investment vehicle available through the employer.
Loans are not allowed under this Contract.
Considerations for investment only pooled defined benefit plans under Section 401(a) of the
Code
RiverSource Life is the issuer of the Contract; it is not the plan administrator. It is the responsibility of the plan administrator to:
•
Track individual participants and their portion of the plan.
•
Perform or provide any plan recordkeeping services with respect to the qualified plan.
Liquidity Risk
It is important to consider any liquidity needs of the plan when determining the amount that is invested into an annuity.
The plan sponsor is responsible to ensure they have enough funds for the participant benefit payments. Surrender
Charges and an MVA will apply for three or six years, depending upon which option You choose. Any amount needed above the Total Surrender Charge Free Amount outlined in Your Contract will be subject to a Surrender Charge. An MVA will apply to all surrenders (including Total Surrender Charge Free Amount and required minimum distributions) during

RiverSource Structured Solutions 2 annuity
— Prospectus 29

the MVA Period. The MVA is based on the amount withdrawn from each Segment and will be positive or negative across all Segments. It does not apply to surrenders from the Interim Account or Income Choice monthly income. Loans are not available with this annuity.
Annuity Owner and Annuitant
For defined benefit qualified annuities, the owner must be the plan sponsor. The annuitant must be a person and needs to be designated when the Contract is established. Important factors to consider:
•
The annuitant’s age will be used for any annuity provision or benefit.
•
Changing the annuitant is not allowed even if the selected person is no longer associated with the plan.
•
If the annuitant dies, the death benefit is payable, and any benefits will be paid to the plan.
•
The Annuitization Start Date (ASD), is the date Annuity Payments are scheduled to begin based on the annuitant’s life. The ASD is the later of the
annuitant’s
95th birthday or the Contract’s 10-year anniversary. Currently, You can change the ASD but not later than the annuitant's 105th birthday.
Required Minimum Distributions (RMDs)
It’s important to consider the following:
•
You will receive a standard RMD notification when the annuitant reaches age 73. It is the responsibility of the plan administrator to determine the amount, timing and source of RMDs for each participant in accordance with applicable laws and plan documents.
•
Any RMD distributions will follow Our standard processing rules for an individual. Surrender Charges may apply if You withdraw more than the RMD calculated for this annuity Contract based on the annuitant’s age.
•
An MVA will apply to RMDs taken during the MVA Period. RMDs are deducted from the Segment Value which is determined using the Segment Value Calculation (unless the RMD is taken on the Segment Maturity Date).
Fees and Expenses
For an explanation of the fees and expenses that apply to this Contract, see the “Contract Fees, Charges, and Value
Adjustments” provision.
Contract Fees, Charges and Value Adjustments
Surrender Charge
Partial and full surrenders (including Income Choice monthly income) may be subject to Surrender Charges and income taxes (including an IRS penalty that may apply if You surrender prior to reaching age 59½) and may have other tax consequences. The amount of the Surrender Charge, if any, will depend on the Contract Year during which the surrender is taken and the portion of the purchase payment being surrendered. For a partial surrender, We will determine the amount of Contract Value that needs to be surrendered, which after any Surrender Charge and any MVA, will equal the amount You request. Except on the Segment Maturity Date, the value of any Segment will be based on the Segment
Value Calculation (including the Investment Base and the proxy value). You should consider carefully the effect of partial surrenders prior to a Segment Maturity Date. For examples of how the Investment Base is impacted by a partial surrender, see Appendix C.
At the time of a partial surrender, if the Contract has a loss (i.e. Contract Value is less than the purchase payment not previously surrendered), the Surrender Charge will be greater, and therefore the amount of Contract Value that needs to be surrendered is greater than if the Contract has a gain. This is because Surrender Charges only apply to the portion of the purchase payment surrendered. If the Contract has a loss, then the amount of the purchase payment surrendered is larger than the Contract Value that is surrendered. If the Contract has a gain, then earnings are surrendered first and a smaller amount of the purchase payment is surrendered. The schedules below set forth the
Surrender Charges under the Contract. For an example, see Appendix D.
You select either a 6-year or 3-year Surrender Charge schedule at the time of application.
If You elect the 3-year
Surrender Charge schedule, you cannot elect any Indexed Accounts that have a 6-year duration for the entire time that you own the Contract.

RiverSource Structured Solutions 2 annuity
— Prospectus

Six-year schedule		Three-year schedule
Contract Year*	Surrender Charge percentage applied to purchase payment surrendered	Contract Year*	Surrender Charge percentage applied to purchase payment surrendered
1	9%	1	9%
2	8	2	8
3	8	3	8
4	7	4 +	0
5	6
6	5
7 +	0
*According to Our current administrative practice, for the purpose of Surrender Charge calculation, We consider that the year is completed one day prior to the Contract Anniversary.
If You are buying a new Contract as an inherited IRA, please consider carefully Your Surrender Charge selection.
Surrender Charges for an inherited IRA are only waived for lifetime Required Minimum Distribution (RMD) amounts, not for a 5 year distribution.
You may surrender an amount during each Contract Year without a Surrender Charge. We call this amount the Total
Surrender Charge Free Amount. The Total Surrender Charge Free Amount is free of Surrender Charge however, MVAs will apply, in addition to applicable taxes and/or tax penalties. All surrenders (including the Total Surrender Charge Free
Amount) are subject to the Segment Value Calculation if taken before the Segment Maturity Date.
The Total Surrender Charge Free Amount calculation is described below and is recalculated on each Contract
Anniversary during the Surrender Charge period. Any unused portion does not carry over to future Contract Years.
During the first Contract Year the Total Surrender Charge Free Amount is the greater of:
•
Contract earnings, or
•
10% of the purchase payment, less any amounts surrendered prior to Your surrender request that represent the Total
Surrender Charge Free Amount.
Contract earnings are defined as Contract Value, less purchase payment not previously surrendered, but not less than zero.
After the first Contract Year, the Total Surrender Charge Free Amount is the greater of:
•
Contract earnings, or
•
10% of Your prior Contract Anniversary Contract Value, less any prior surrenders taken in the current Contract Year.
Amounts surrendered in excess of the Total Surrender Charge Free Amount may be subject to a Surrender Charge as described below.
The Surrender Charge amount is determined by multiplying the amount of the purchase payment surrendered subject to a Surrender Charge by the applicable Surrender Charge percentage. The amount of the purchase payment surrendered is calculated using a prorated formula based on the percentage of Contract Value being surrendered. As a result, the amount of the purchase payment surrendered may be greater than the amount of Contract Value surrendered.
For the prorated formula and an example, see Appendix D.
Surrender Charges are intended to compensate Us for expenses incurred in connection with the promotion, sale, and distribution of the Contracts. We intend to use revenue generated from Surrender Charges for any legitimate corporate purpose.

Waiver of Surrender Charges
We do not assess Surrender Charges for:
•
surrenders that represent the Total Surrender Charge Free Amount for that year
; or
•
death benefit payments made in the event of Your death; or
•
after Your spouse has elected to continue the Contract; or
•
amounts applied to an annuity payment plan; or
•
for Tax Qualified Contracts other than Inherited IRAs, amounts surrendered to meet applicable required minimum distributions under the Code to the extent they exceed surrenders that represent Total Surrender Charge Free
Amounts (amounts surrendered under this waiver provision are limited to applicable required minimum distributions for this Contract only and to one time per Contract Year unless We agree otherwise). For Inherited IRAs, this waiver provision only applies to lifetime required minimum distributions (and not a 5-year distribution); or
•
surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law.

RiverSource Structured Solutions 2 annuity
— Prospectus 31

Termination of the Contract will not affect any waiver of the Surrender Charge while the Contract was in force. Surrender proceeds will not be disbursed until We notify You of any denial of Your request for waiver of Surrender Charges and give
You the opportunity to accept or reject surrender proceeds.
Contingent Events
•
Surrenders You make if You are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a prior 60-day confinement period. Such confinement must begin after the Contract Date. Your Contract will include this provision when You are under age 76 on the Contract application date. You must provide Us with a letter containing proof satisfactory to Us of the confinement as of the date You request the surrender. We must receive Your surrender request no later than 91 days after Your release from the hospital or nursing home. The amount surrendered must be paid directly to You.
•
Surrenders You make if You are diagnosed in the second or later Contract Years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide Us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to You.
Surrender Charge after Annuitization
If You elect an annuity payment plan and the plan We make available provides a liquidity feature permitting You to surrender any portion of the underlying value of remaining guaranteed payments, a Surrender Charge may apply.
A Surrender Charge will be assessed against the present value of any remaining guaranteed payments surrendered. The discount rate We use in determining present values varies based on: (1) the Contract Value originally applied to the annuitization; (2) the remaining years of guaranteed payments; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payments;
and (4) the interest spread (currently 1.50%). If We do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and We have determined the present value of the remaining guaranteed payments You are surrendering, the present value will be multiplied by the Surrender Charge percentage in the table below and deducted from the present value to determine the net present value You will receive.

Number of Completed Years Since Annuitization	Surrender Charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
Market Value Adjustments
A Market Value Adjustment (MVA) is a positive or negative adjustment that may be applied during the MVA Period when a full or partial surrender (including the Total Surrender Charge Free Amount and RMDs, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) is taken, when amounts are applied to an Annuity Payment plan, or a death benefit is paid from the Indexed Accounts. An MVA may increase the death benefit but will not decrease it. If the MVA is positive, it will increase the Full Surrender Value, which is one of the components of the death benefit. The MVA applies to surrenders and other such transactions that occur at any time during the MVA Period, including on a Segment Maturity Date, except as provided below. The MVA Period matches the Surrender Charge period You chose. The MVA will either increase or decrease the amount You receive for a full or partial surrender or the amount applied to Annuity Payments.
An MVA does not apply to the following:
•
surrenders from the Interim Account; and
•
transfers between Indexed Accounts or the Interim Account; and
•
any transactions on or after the date the MVA Period ends; and
•
after a spouse has elected to continue the Contract under the Spouse's Option to Continue Contract provision; and
•
if this Contract is continued as an inherited IRA following Your death; and
•
any partial surrenders of the Monthly Income under the Income Choice Crediting Method.

RiverSource Structured Solutions 2 annuity
— Prospectus

The MVA is not a fee or charge provided in consideration for any specific Contract features. The MVA is related to the value of the fixed income instruments that We may hold to support Our obligations under the Indexed Accounts.
The
purpose of the MVA is to shift from Us to You the risk that these fixed income instruments may increase or decrease in value when amounts are surrendered or otherwise removed from the Contract.
The MVA is calculated for each Segment using a formula that takes into account (1) the change in an external index since the Contract was issued (the MVA Reference Rate), (2) the dollar amount of the proxy value of the hypothetical fixed assets for the Segment, and (3) the time remaining in the MVA Period.
MVA Reference Rate
The MVA reference rate is used to calculate the MVA factor, as described below. The MVA reference rate for any Day is the previous Business Day’s Index Value of the Bloomberg US Agg Credit Index - Yield to Worst rate (Ticker: LUCRYW).
MVA Factor
The MVA factor is a percentage used to calculate the MVA amount and is equal to:
MVA factor = [(1 + i) / (1 + j)]
k
- 1
Where:
i = MVA reference rate on the Contract Date
j = current MVA reference rate
k = MVA Period x ( [number of full and partial years remaining in the MVA Period / MVA Period]
m
)
m= MVA Exponent = 0.5
MVA Amount
The MVA amount is the dollar amount of the adjustment added to or subtracted from the full or partial surrender amount or the amount applied to an Annuity Payment plan or added to the death benefit amount. The MVA amount for each
Segment is equal to the MVA factor multiplied by the proxy value of the hypothetical fixed assets for that Segment
(which is determined by the Segment Value Calculation). Note: on the Segment Maturity Date, the proxy value of the hypothetical fixed assets is equal to the Investment Base. The total MVA amount is the sum of the MVA amounts for each Segment.
The Full Surrender Value at any time will be the Contract Value immediately prior to the surrender (which is based on the
Segment Value Calculation) less any Surrender Charge, less any rider charges, and adjusted for any MVA.
For a partial surrender, the amount paid to You will equal the amount withdrawn from the Contract Value, less any
Surrender Charge, and adjusted for any MVA. For a partial surrender, the MVA amount for each Segment is proportional to the amount of Contract Value deducted from each Segment. For additional information about surrenders, see,
“Surrenders.”
If there is a significant increase in interest rates since the Contract is issued, You could experience a significant negative MVA for any surrenders or when Annuity Payments start, which will reduce the full or partial surrender amount or the amount applied to an annuity payment plan.
In extreme circumstances, you could lose a significant portion of the amount surrendered or otherwise removed from a Segment
. You could lose up to
100
% of the amount invested in
the Contract due to a negative MVA.
The MVA applies during the MVA Period. The protection option of the Segment does not apply to mitigate losses due to a negative MVA. Losses will be greater if Surrender Charges and rider fees are also deducted. Taxes and/or tax penalties may also apply. However, any negative MVA for a given interest rate change will decrease as You get closer to the end of the MVA Period. Generally, if there is a decrease in interest rates since the
Contract is issued, the MVA will be positive and will increase the amount you receive from a full or partial surrender, the death benefit payment, or the amount applied to Annuity Payments. There is no MVA after the MVA Period ends.
You may obtain information about the current value of an MVA by contacting Our Service Center at 1-800-862-7919.
However, the MVA fluctuates daily, and the value quoted may be different from the actual amount of the MVA at the time of your transaction
.
The table below shows examples of the calculation of the MVA Factor for a 6-Year MVA Period. Each of the examples shows a negative MVA. Please see the Statement of Additional Information (“SAI”) for additional examples demonstrating the calculation of the MVA.

RiverSource Structured Solutions 2 annuity
— Prospectus 33

Examples of MVA Factor for 6-Year Surrender Charge
	Duration After Issue	Reference Rate on Contract Date (i)	Current Reference Rate (j)	(k)	MVA Factor
#1	1 Day	1%	2%	6.00	-5.7%
#2	1 Day	1%	3%	6.00	-11.1%
#3	1 Day	1%	11%	6.00	-43.2%
#4	1 Day	1%	31%	6.00	-79.0%
#5	1 Day	1%	51%	6.00	-91.0%
#6	2 Years	1%	51%	4.90	-86.1%
#7	4 Years	1%	51%	3.46	-75.2%
Discontinuation of or Substantial Change to the MVA Index
If the MVA Index is discontinued, or if We no longer have the right to use the MVA Index, or if the MVA Index calculation or methodology substantially changes, We will substitute an alternative MVA Index, which is substantially similar if available, and notify You before the substitution.
Segment Value Calculation
On the Segment start date, the Segment Value is the Investment Base, which is the amount allocated to the Segment.
Other than on the Segment start date and the Segment Maturity Date, We calculate the value of each Segment daily using the Segment Value Calculation. The result of this calculation is the Segment Value, and the amount available for full and partial surrenders (including RMDs and the Total Surrender Charge Free Amount), death benefits, and amounts applied to an annuity payment plan from the Segments, as well as for the elective and automatic lock features. The
Segment Value Calculation is not used to determine the Income Choice monthly income amount.
The Segment Value Calculation is related to the value of the financial instruments that we may hold to support our financial obligations under the Indexed Accounts.
The purpose of the Segment Value Calculation is to shift from Us to
You the risk that these instruments may increase or decrease in value when amounts are surrendered or otherwise removed from the Contract.
The Segment Value is determined solely by us and will generally change daily. The calculation of the Segment Value during the Segment term is designed to represent the value of a hypothetical portfolio of instruments that provides the
Segment Value on the Segment Maturity Date. We are not required to hold actual investments corresponding to this hypothetical portfolio. The hypothetical portfolio of instruments is incorporated into the Segment Value through the use of the proxy value. The proxy value (for a portfolio of assets that provides the Segment Value on the Segment Maturity
Date) is a factor that represents the current value of the hypothetical portfolio on a per dollar basis. The proxy value increases or decreases daily depending on the value of the hypothetical portfolio.
The proxy value is impacted by multiple economic and external factors, including Index returns, implied volatility, dividend rates, interest rates, annual fees, and transaction costs. Your Investment Base and the proxy value for the hypothetical portfolio are used to determine Your Segment Value during the Segment term as outlined below. We reserve the right to recalculate the Segment Value on any day in the event We determine there is a data error within the external factors.
The value in each Segment after the Segment start date and before the Segment Maturity Date is equal to the
Investment Base multiplied by the proxy value. The proxy value is a factor determined solely by Us daily and is equal to
(1) plus (2) minus (3) where:
(1) is the hypothetical value of a set of derivatives which reflects the features of the Crediting Method and is valued using an option pricing formula including transaction costs, and
(2) is the hypothetical value of the fixed assets which, when combined with the MVA, replicates the value of the fixed assets supporting the Segment, and
(3) is the present value of the Total Reduction Rate (if applicable).
The Segment Value is negatively impacted the day after the Segment start date to reflect the transaction costs We may incur to purchase or sell the hypothetical portfolio. They generally decrease the Segment Value the day after the
Segment start date. These transaction costs are included in the proxy value used to determine the Segment Value during the Segment and will generally decrease over the duration of the Segment and if a Segment is held to maturity, there are no transaction costs. Our proxy value may be higher or lower than the value obtained by using other methodologies.

RiverSource Structured Solutions 2 annuity
— Prospectus

The Segment Value before the Segment Maturity Date is not based solely on Index returns and therefore may be lower than the Investment Base, even if the corresponding Index has positive returns since the Segment start date. The
Segment Value calculated could be less than if You had held the Segment until the Segment Maturity Date. Additionally, you may not receive the full protection of the Buffer or Trigger prior to Segment maturity because the hypothetical portfolio is constructed to provide the full protection only at Segment maturity, and not earlier. This means that there could be less money available for surrenders, death benefits payments, and Annuity Payments during the Segment term.
There is a risk of substantial loss if you take a surrender or other transaction before the Segment Maturity
Date, which, in extreme circumstances, could be as much as
100
% of the Investment Base, including any prior
earnings.
Any applicable Surrender Charges, fees, and MVA will be deducted from the Segment Value calculated. Taxes and/or tax penalties may also apply.
Impact of Surrenders and Rider Charges Before Segment Maturity
Upon
partial surrender (including partial annuitization but excluding Income Choice Monthly Income) or rider charge deduction from the Segments prior to the Segment Maturity Date, your Segment Value (as determined by the Segment
Value Calculation) will be reduced by the dollar amount of the partial surrender or rider charge. The Investment Base for each Segment will be reduced by the same proportion that the partial surrender or rider charge reduced the value of the Segment. This means that if the Segment Value is higher than the Investment Base at the time of a partial surrender or rider charge, then the Investment Base is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the Segment Value is lower than the Investment Base at the time of a partial surrender or rider charge, then the Investment Base is reduced by an amount that is more than the dollar amount withdrawn. The reduction to the Investment Base may be significant. A reduction to your Investment Base will reduce your Segment
Value for the remainder of the Segment, including the amount available on the Segment Maturity Date. For Income
Choice Segments, any surrenders (including RMDs) other than the Monthly Income will reduce the Investment Base, and therefore will reduce any remaining Monthly Income for the Segment term. See “Surrenders” for additional information on how surrenders impact the Segment Value and Investment Base. For examples of how the Investment
Base is impacted by a partial surrender, see Appendix C.
You may obtain information about the current Segment Value by contacting our Service Center at 1-800-862-7919.
However, the Segment Value before the Segment Maturity Date fluctuates daily, and the value quoted may be different from the actual value of the Segment at the time of your transaction.
For more information on how We determine the proxy value, including the Segment Value Calculation during the
Segment term, please see the information and examples in the SAI.
Optional Death Benefit Charges
On each Contract Anniversary, we deduct an annual charge for the optional death benefits from all Segments and the
Interim Account in the same proportion Your interest in each account bears to Your total Contract Value.
The deduction of the rider fee will reduce your Contract Value amounts available for annuitization, and death benefit.
Rider fees deducted from multi-year Segments on a Contract Anniversary prior to the Segment Maturity Date will cause a proportional reduction to the Investment Base based on the Segment Value as determined by the Segment Value
Calculation. If the Segment Value is lower than the Investment Base, the Investment Base could be reduced by more than the amount of the charge deducted from the Segment Value. A reduction to your Investment Base will reduce your
Segment Value for the remainder of the Segment, including the amount available on the Segment Maturity Date. Over time, the deduction of the rider fee and corresponding adjustment to the Investment Base could result in significant loss.
Return of Purchase Payment (ROPP) Rider Benefit Charges
We deduct a charge for this optional feature only if you select it. The current annual fee is 0.60% of your ROPP Value on each Contract Anniversary. We pro-rate this charge among all Segments and the Interim Account in the same proportion
Your interest in each account bears to Your total Contract Value on Your Contract Anniversary. The charge is calculated on Your Contract Anniversary by multiplying the annual rider fee by the ROPP Value.
The annual rider fee is subject to the maximum annual rider fee of 0.95%.
We may increase the annual rider fee at Our discretion and on a non-discriminatory basis. Your annual rider fee will increase if We declare an increase to the fee with written notice 30 Days in advance. The new fee will be in effect on the date We declare in the written notice. You can decline this increase and therefore terminate the rider if We receive
Your Written Request prior to the date of the fee increase. If Your rider fee changes during a Contract Year, We will calculate an average annual rider fee, for that Contract Year only, adjusted for the number of Days each fee was in effect. If Your Contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of Days coverage was in place during the Contract Year, and no further charges for this rider will be deducted.

RiverSource Structured Solutions 2 annuity
— Prospectus 35

MAV Death Benefit Rider Charges
We deduct a charge for this optional feature only if you select it. The current annual fee is 0.30%. We pro-rate this charge among all Segments and the Interim Accounts in the same proportion Your interest in each account bears to
Your total Contract Value on Your Contract Anniversary.
Prior to Your 91st birthday the charge is calculated on Your Contract Anniversary by multiplying the annual rider fee by the greater of the MAV or the Contract Value. Any automatic reset of the MAV will increase the amount of the annual rider fee deducted.
On or after Your 91st birthday the charge is calculated on Your Contract Anniversary by multiplying the annual rider fee by the MAV.
The annual rider fee is subject to the maximum annual rider fee of 0.40%.
We may increase the annual rider fee at Our discretion and on a non-discriminatory basis. Your annual rider fee will increase if We declare an increase to the fee with written notice 30 Days in advance. The new fee will be in effect on the date We declare in the written notice. You can decline this increase and therefore terminate the rider if We receive
Your Written Request prior to the date of the fee increase.
If Your rider fee changes during a Contract Year, We will calculate an average annual rider fee, for that Contract Year only, adjusted for the number of Days each fee was in effect.
If Your Contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of Days coverage was in place during the Contract Year, and no further charges for this rider will be deducted.
Investment Base Adjustment
ROPP and MAV rider charges will reduce the Investment Base on each Contract Anniversary during a multi-year Segment in the same proportion that the rider charge reduced the Segment Value. For each Segment that is reduced by a rider charge, the Investment Base for that Segment will be reduced by:

a × b	where:
c

a	=	the amount of the rider charge deducted from the Segment
b	=	the Investment Base for the Segment on the date of the rider charge
c	=	the value in the Segment on the date of (but prior to) the rider charge
State Variations
This prospectus contains information that You should know before investing in the Contract. All material terms and conditions of the Contract, including material state variations, are described in this prospectus. See Appendix B.
Ownership
Owner
The Owner is the person or persons who own the Contract and is entitled to exercise all ownership rights and privileges under the Contract. Two persons may own the Contract together, and in that case, any Contract provisions based on the age of the Owner, will be based on the age of the older Owner. You can buy the Contract if You (and any joint owner) are age 90 or younger.
Joint Owners:
A non-qualified Contract can be owned by joint Owners. If two Owners jointly own this Contract, each
Owner may independently exercise transfers among the various account options, subject to the limits in the transfer of
Contract Value provision. Unless agreed to by Us, all other terms, conditions, rights and requirements that apply to an
Owner under this Contract shall apply jointly to each Owner named.
The Owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust if We agree. If the
Owner or any joint Owner is a non-natural person or a revocable trust, the Annuitant will be deemed to be the Owner for any provision or benefit using the age or life of the Owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with
Section 72(s) of the Code. Any provisions based on age will be based on the age of the oldest Annuitant. These include
Payments to Beneficiaries, Purchase
payment
and Surrender provisions. If the Owner or any joint Owner is a non-natural person or revocable trust, the Annuitant may not be changed, and a Contingent Annuitant may not be named.
Annuitant
The Annuitant is the person or persons on whose life periodic Annuity Payments depend. You initially name the Annuitant and any joint Annuitant on Your Contract application.

RiverSource Structured Solutions 2 annuity
— Prospectus

Changes to Ownership and Annuitants
You may change the ownership of this Contract by Written Request or other method agreed to by Us. Unless You specify otherwise, the change of ownership shall be effective on the date it is signed, subject to any action taken or payment made by Us before We receive the notice at Our service center. We will honor any change of ownership request received in Good Order that We believe is authentic, and We will use reasonable procedures to confirm authenticity. If We follow these procedures, We will not take any responsibility for the validity of the change.
The death benefit amount may change due to an ownership change. See
“Death Benefit - Standard Death Benefit -
Covered Life Change”
for more information.
A change of ownership may result in tax consequences. If You have a nonqualified annuity, You may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If You have a qualified annuity, You may not sell, assign, transfer, discount or pledge Your Contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the
Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the
Contract may be transferred to the Annuitant.
If You have a nonqualified Contract and are a natural person (excluding a revocable trust) and it is prior to the
Annuitization Start Date, You may change the Annuitant or Contingent Annuitant by Written Request or other method agreed to by Us. Unless You specify otherwise, the change of Annuitant or Contingent Annuitant shall be effective on the date it is signed, subject to any action taken or payment made by Us before We receive the notice at Our service center.
In addition, if the Annuitant is not an Owner and the Annuitant dies before the Annuitization Start Date, the Owner becomes the Annuitant unless a Contingent Annuitant has been previously selected. The Contract continues in force, and no death benefit is payable.
If the Annuitant is an Owner and the Annuitant dies before the Annuitization Start Date, the death benefit is payable.
Beneficiary
The Beneficiary is the person(s) or entity (or entities) You designate to receive the death benefit of this Contract if You die while this Contract is in force, as described in the “Death Benefit” section. We will not be bound by any such designation unless made by Written Request or other method agreed to by Us and recorded by Us.
For joint spousal ownership with right of survivorship, the surviving spouse is deemed the sole Beneficiary superseding any other beneficiary designation. This permits the surviving spouse to use the Spouse's Option to Continue Contract provision in the Payments to Beneficiaries section of the Contract. The deemed surviving spouse sole Beneficiary designation may only be overridden if specifically requested in writing and signed by both joint spousal Owners.
Only those Beneficiaries who are living as of the date of death may share in the benefits, if any. Benefits will be paid to all primary Beneficiaries surviving You, in accordance with Your last Beneficiary designation on file. If none survive, proceeds will be paid to all surviving contingent Beneficiaries. If there is no valid Beneficiary designation or if no
Beneficiary survives, subject to rules stated in Your Contract, We will pay the benefits as follows:
•
if there are joint Owners, We will pay the surviving Owner(s), otherwise;
•
if the Owner is a non-natural person or revocable trust, We will pay the Owner, otherwise;
•
to Your spouse, if living, otherwise;
•
if no spouse is living, to Your lawful children, if living, otherwise;
•
if You have no spouse or direct descendants, to Your parents equally or the survivor, if living, otherwise;
•
to Your estate.
Change of Beneficiary
By Owner.
You may change the Beneficiary at any time by Written Request or other method agreed to by Us and recorded by Us. Unless You specify otherwise, the change of Beneficiary shall be effective on the date it is signed, subject to any action taken or payment made by Us before We receive the notice at Our service center.
A new Beneficiary designation revokes any prior designation and is effective when signed by You. We are not responsible for the validity of any Beneficiary designation or for any legitimate actions We may take under the Contract
(including payments) prior to receiving a request to change a Beneficiary. Beneficiaries should notify Us of Your death as promptly as possible.

RiverSource Structured Solutions 2 annuity
— Prospectus 37

By Beneficiary.
If the death benefit under this Contract becomes payable to a Beneficiary (recipient) under an annuity payment plan, that recipient shall have the right to name, or later change, their own Beneficiary by Written Request or other method agreed to by Us and recorded by Us. If there is no valid Beneficiary designation or if no Beneficiary survives the recipient, We will pay any benefits due under the annuity payment plan following the death of the original
Beneficiary as follows:
•
to the recipient’s spouse, if living, otherwise;
•
if no spouse is living, to the recipient's lawful children, if living, otherwise;
•
if the recipient has no spouse or direct descendants, to the recipient's parents equally or the survivor, if living, otherwise;
•
to the recipient's estate.
Assignment
You can assign this Contract or any interest in it. Your interest and the interest of any Beneficiary are subject to the interest of the assignee. An assignment is not a change of ownership and an assignee is not an Owner as these terms are used in this Contract.
A copy of any assignment must be submitted to Us at Our service center. Unless You specify otherwise, an assignment shall be effective on the date it is signed, subject to any action taken or payment made by Us before We receive the assignment at Our service center. We are not responsible for the validity or effect, tax or otherwise, of any assignment.
Purchase
Purchasing the Contract
You can complete an application and send it along with Your purchase payment to our Service Center.
We are required by law to obtain personal information from You which We will use to verify Your identity. If You do not provide this information, We reserve the right to refuse to issue Your Contract or take other steps We deem reasonable.
As the Owner, You have all rights and may receive all benefits under the Contract. You may buy a qualified or nonqualified annuity. You can buy a Contract if You are age 90 or younger on the date We issue the Contract.
The Contract is issued generally on the next Business Day after all purchase payments listed on the application are received (except We do not issue Contracts on leap days). We will wait up to 90 days to issue the Contract. At any time during the 90 days following the application date, if We have received at least the minimum purchase payment (but not all purchase payments listed on the application), You can request that the Contract be issued on the next Business Day.
Once the Contract is issued, no other purchase payments (including those that were listed on the application but not yet received) will be allowed. If the minimum purchase payment is not received within 90 days after the application date, the application will be cancelled.
Initial Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and Annual Fees (Reduction
Rates) for Your initial Indexed Account elections will be shown in Your Contract. If the Contract is issued within the Rate
Lock Period, the initial purchase payment will receive the applicable Caps, Contingent Returns, Upside Participation
Rates, Annualized Income Rates and Total Reduction Rates in effect on the application date. If Your Contract is not issued within the Rate Lock Period, Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and
Total Reduction Rates will be based on the rates in effect on the Contract Date which could be substantially different than the rates in effect on the application date. For current rates, go to
riversource.com/structuredannuityrates
. For
renewal information, see “Renewal Interest Rates, Caps, Contingent Returns, Upside Participation Rates, Annualized
Income Rates and Total Reduction Rates”.
Householding and delivery of certain documents
With Your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses and supplements. Your authorization remains in effect unless We are notified otherwise. If You wish to continue receiving multiple copies of these documents, You can opt out of householding by calling Us at 1.866.273.7429. Multiple mailings will resume within 30 days after We receive
Your opt out request.
Allocation of Your Purchase Payment
The purchase payment will be allocated based on Your initial elections as of the Contract Date.
You tell Us how to apply Your purchase payment by specifying Your desired allocation (by whole percentages that add up to 100%) among the available Indexed Accounts. We reserve the right to limit in Our sole discretion how the purchase payment can be allocated among the available Indexed Accounts. No such limitations are currently in place.

RiverSource Structured Solutions 2 annuity
— Prospectus

Purchase Payment
The purchase payment is the payment made by You on Your behalf for the benefits described in the Contract. Purchase payment amounts may be limited under the terms of the Contract.
Minimum purchase payment
$10,000
Maximum purchase payment*
(based on Your age on the application date):

through age 75	$3,000,000
for ages 76 to 90	$1,000,000
No purchase payment is allowed after the Contract Date.
*
These limits apply in total to all RiverSource Life annuities You own unless a higher amount applies to Your Contract. We reserve the right to waive or increase the maximum limit.
Contact Your advisor or Our Service Center for the current Maximums.
For qualified annuities, the Code’s limits on
annual contributions also apply.
We reserve the right to refuse any purchase payment that exceeds maximum purchase payment amounts and any purchase payment that exceeds these maximums when aggregated with previous purchase payments made to other contracts. Further, We reserve the right to refuse any purchase payment that does not meet our minimum purchase payment requirements, is not in Good Order, or is otherwise contrary to law for RiverSource Life to accept.
Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, We may be required to reject a purchase payment. We may also be required to block an Owner’s access to Contract Value and satisfy other statutory obligations. Under these circumstances, We may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
Right to Examine and Cancel
You have the right to examine and cancel the Contract without incurring a Surrender Charge or MVA (although the
Segment Value Calculation will apply) by returning it to Us or to Your RiverSource Life registered representative within a certain number of days, which can vary by state, but is never less than ten days after You receive Your Contract. In some states, the right to examine period may be longer. If You cancel Your Contract during this period, We will issue a refund. Your state’s law will determine the amount You will receive.
The amount of Your refund and the length of the right to examine and cancel period may depend on if Your Contract is a replacement of another insurance or annuity contract. In certain states, for Contracts issued as a replacement, this period is 30 days.
If this is an IRA contract, upon such cancellation We will refund the entire purchase payment which You have paid less any partial surrenders We have made. The purchase payment returned will not be reduced for any Surrender Charges,
MVA, or fees; and will not be based on the Segment Value Calculation.
If this is not an IRA contract, upon such cancellation We will refund an amount equal to the sum of:
•
the Contract Value as of the Business Day We receive the returned Contract (except in states that require a return of purchase payment); and
•
any premium tax charges paid.
If you cancel this Contract under this provision, We reserve the right not to accept another application for this Contract for a period of six months.
Note for states where We return Contract Value: Any amount allocated to an Indexed Account will have its value based on the Segment Value Calculation (including the Investment Base and the proxy value). During the period of time You have to examine and cancel the Contract, Segment Values may be negatively impacted under this calculation. You bear the risk that the amount refunded may be significantly less than the purchase payment You have made.
If the amount refunded is based on the purchase payment, the amount returned will be the entire purchase payment
(less any partial surrenders You have made) and will not be based on the Segment Value Calculation.
For a state-by-state description of material variations of this Contract, including the right to examine and cancel period, see Appendix B.

RiverSource Structured Solutions 2 annuity
— Prospectus 39

Investment Options
Under the Contract, You can allocate Your Purchase Payment and Contract Value among the available Indexed Accounts.
After the MVA period or after a spousal continuation, You may also allocate Contract Value to the Interim Account.
Indexed Accounts
You may allocate the purchase payment and Contract Value to the Indexed Accounts, subject to the limits described in the “Transfers” section. The Crediting Method and duration, including the applicable Buffer or Trigger associated with an
Indexed Account, will not change for the duration of the Contract.
You could lose a significant amount of money due to the Segment Value Calculation if amounts are removed from a
Segment before the end of the term.
Indexed Accounts can be added or eliminated and their features can change from one term to the next including upside limits.
A Segment is created each time an amount is allocated to an Indexed Account. Each Segment starts on the Contract
Date or on a Contract Anniversary. There is no minimum amount needed to start a Segment. You may not request a transfer to an open Segment; each allocation to an Indexed Account will open a new Segment.
At the end of each Segment on the Segment Maturity Date, we will calculate the Segment rate of return (which can be positive, negative, or zero) and apply it to the Investment Base (amounts allocated to each Segment adjusted for any withdrawals and rider charges)
.
An investment in an Indexed Account is not an investment in the Index or in any Index fund.
You could lose a significant amount of money if the Index(es) declines in value.
For Contracts with applications signed on or after May 4, 2026, the current categories of Indexed Accounts available under the Contract are:

Category	Durations	Protection Options	Number of Indexed Accounts
Standard	1 year	Buffers: -10%, -15%, -20%, -25% and -100%	15
	3 years	Buffers: -10%, -15%, -25% and -100%	17
	6 years	Buffers: -10%, -15%, -25% and -100%	17
Standard with Annual Fee (Reduction Rate)	1 year	Buffers: -10%, -15%, -20% and -25%	6
	3 years	Buffers: -10%, -15% and -25%	9
	6 years	Buffers: -10%, -15% and -25%	9
Dual Directional	1 year	Buffer: -10%, -15% and -20%	6
	3 years	Buffer: -10%, -15% and -20% and -25%	8
	6 years	Buffer: -10%, -15% and -25%	6
Dual Directional with Annual Fee (Reduction Rate)	1 year	Buffer: -10%, -15% and -20%	3
	3 years	Buffer: -10%, -15% and -20% and -25%	4
	6 years	Buffer: -10%, -15% and -25%	3
Contingent Return	1, 2 and 3 years	Buffers: -10%, -15% and -20%	18
	6 years	Buffer: -10%, -15% and -25%	6
Income Choice	1 year	Buffer: -10% and -20%	4
Indexed Account categories and protection options may not be available in all states. See Appendix A and Appendix B for more information.

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed prior to May 4, 2026, the current categories of Indexed Accounts available under the Contract are:

Category	Durations	Protection Options	Number of Indexed Accounts
Standard	1 year	Buffers: -10%, -15%, -20%, -25% and -100%	10
	3 years	Buffers: -10%, -15% and -20%	12
	6 years	Buffers: -10%, -15% and -25%	12
Dual Directional	1 year	Buffer: -10%, -15% and -20%	6
	3 years	Buffer: -10%, -15% and -20% and -25%	8
	6 years	Buffer: -10%, -15% and -25%	6
Annual Lock	3 and 6 years	Buffer: -10%	2
Contingent Return	1, year	Buffers: -10%, -15% and -20% Triggers: - 30%	8
	2, and 3 years	Buffers: -10%, -15% and -20%	12
Income Choice	1 year	Buffer: -10%, -15%, -20% and -25%	8
Annual Fee (Reduction Rate)	6 years	Buffer: -10%, -15% and -25%	9
Annual Fee (Reduction Rate) Plus	1 year	Buffer: -10%	1
	3 years	Buffer: -15%	3
	6 years	Buffer: -10%, -15% and -25%	9
Indexed Account categories and protection options may not be available in all states. See Appendix A and Appendix B for more information.
Information regarding the features of each currently offered Indexed Account, including (i) its name, (ii) its type (e.g., market Index, exchange-traded fund, etc.), or a brief statement describing the assets that the Index seeks to track (e.g.,
U.S. large-cap equities), (iii) its Segment duration, (iv) its crediting method, (v) its limit on Index loss, and (vi) its minimum limit on Index gain, is available in an appendix to this prospectus. See Appendix A – Investment Options
Available Under the Contract.
For current Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates, and Total Reduction Rates
available for new Contracts, go to
riversource.com/structuredannuityrates
.
Indexed Accounts are comprised of varying Indexes, Caps, Contingent Returns, Annualized Income Rates, protection options (i.e. Buffers or Triggers), Total Reduction Rates, Upside Participation Rates and durations. Consider carefully these features when weighed against Your risk profile and tolerance, investment objectives, analysis of the underlying
Index characteristics and its history and volatility, and expectations of market conditions. Past performance does not guarantee future results.
You may not invest in Indexed Accounts with a duration of 6 years for the entire time that you own the Contract if You elect the 3-year Surrender Charge Schedule.
Index rates of return used in the Segment Value Calculation and to determine the Segment rate of return on the
Segment Maturity Date do not include reinvestment of dividends from underlying companies.
Interest Rates, Caps, Upside Participation Rates, Contingent Returns, Annualized Income Rates, and Total Reduction
Rates are not guaranteed and can be changed by Us for each new Segment, subject to any contractual minimums or maximums, the Renewal Provision in Your Contract and any attached endorsements. The protection option of each currently offered Indexed Account will not change for the life of your Contract, although we may add or discontinue
Indexed Accounts, subject to the provisions below.
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

RiverSource Structured Solutions 2 annuity
— Prospectus 41

Discontinuation and Substitution of Indexes and Indexed Accounts

We reserve the right to discontinue or substitute an Index at any time if an Index is discontinued, We no longer have the right to use the Index, there is a substantial change in the calculation of an Index, hedging instruments become difficult to acquire, the cost of hedging becomes excessive, or if We determine that Our use of the Index should be discontinued.
If We substitute an alternative Index, then the Segment value may change to reflect the new Index after the substitution. We will notify You before the substitution.
We may substitute an alternative index if We determine there is a reasonable substitute that is commercially viable. We will attempt to choose an Index that has a similar investment objective and risk profile as compared to the original
Index. If no reasonable alternative is available for substitution of such Index, then the Segment Value will not change according to the daily Segment Value Calculation until the next Contract Anniversary (unless a surrender is taken from that Segment) when the Segment will end.
In this case, the Segment Maturity Date will be changed to the next Contract
Anniversary; however, the Segment rate of return will not be calculated and applied as described in the “Segment Value on the Segment Maturity Date” provision. We will notify You before the discontinuation.
You must provide instructions to
transfer the Segment Value to any available Indexed Accounts or the Interim Account during the next Transfer Window.
If
We do not receive transfer instructions from You, the Segment Value will be transferred to the Interim Account.
If We substitute an Index before the Segment Maturity Date, We will calculate the Index rate of return for the full
Segment using the replaced Index up until the replacement date and the new Index thereafter through the Segment
Maturity Date. This will be accomplished by multiplying 1 plus the Index rate of return prior to the substitution by 1 plus the Index rate of return after the substitution, and then subtracting one. For example, if substitution of an Index for a three year Segment takes place at the end of the first year and the Index rate of return at the end of the first year is 10 percent, and the Index rate of return for the two years after the substitution is 20 percent, we would multiply 1.1 by 1.2 which results in 1.32. After subtracting one, this results in an Index rate of return of 32 percent. We will not change the
Crediting Method, the Buffer or Trigger, applicable to a Segment if We substitute the Index.
We reserve the right to add or discontinue Indexed Accounts at any time at Our discretion. We guarantee that the
S&P 500 1-year with -10% Buffer Indexed Account will always be offered with a Guaranteed Minimum Cap of 2%. There is no guarantee that any other Indexed Account or Crediting Method will be available during the entire time that You own
Your Contract. Any existing Segments with the discontinued Indexed Account will continue until their Segment Maturity
Date. On the Segment Maturity Date, the Segment Value in any discontinued Indexed Accounts will need to be transferred to a different Indexed Account or the Interim Account. If We do not receive transfer instructions from You during the Transfer Window, the Segment Value will be transferred to the Interim Account. Consider Your risk tolerance before You invest.
We will send You written or electronic notification showing the available Indexed Accounts and notifying you of the availability of the Interim Account at least 14 days before the Contract Anniversary if You have Contract Value that can be transferred on that Contract Anniversary. Your requested transfer must be received within the 30-day Transfer
Window. See “Transfers” for additional information.
Additional Information About the Indexes
Currently, the rate of return for each Indexed Account is based on the performance of one or two of the following
Indexes, each covering different asset classes. For additional information about the Indexes, see Appendix F: Index
Disclosures.
S&P 500 Index.
The S&P 500 Index includes 500 leading companies in leading industries of the U.S. economy, capturing 80% coverage of U.S. equities. We use the price return Index and not the total return index. Therefore, the
Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Russell 2000
®
Index.
Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total
market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current Index membership. We use the price return Index and not the total return index. Therefore, the Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
MSCI EAFE Index.
The MSCI EAFE Index is an equity index which captures large and mid-cap representation across 21
Developed Markets countries around the world, excluding the US and Canada. With 923 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Developed Markets countries in the
MSCI EAFE Index as of the date of this prospectus include: Australia, Austria, Belgium, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Nor way, Portugal, Singapore, Spain,

RiverSource Structured Solutions 2 annuity
— Prospectus

Sweden, Switzerland and the UK. We use the price return Index and not the total return index. Therefore, the Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the
Index return and cause the Index to underperform a direct investment in the securities composing the Index.
MSCI Emerging Markets Index.
The MSCI Emerging Markets Index captures large and mid-cap representation across
26 Emerging Markets (EM) countries. With 1,194 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries as of the date of this prospectus include: Argentina,
Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico,
Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab
Emirates. We use the price return Index and not the total return index. Therefore, the Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the Index return and cause the
Index to underperform a direct investment in the securities composing the Index.
NASDAQ-100 Index.
The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. We use the price return Index and not the total return index. Therefore, the Index returns do not include dividends from underlying companies paid on the securities of the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
iShares
®
U.S. Real Estate ETF.
The iShares U.S. Real Estate ETF seeks to track the investment results of an index composed of U.S. equities in the real estate sector. It uses a representative sampling indexing strategy (a strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index) to manage the Fund. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the underlying Index. The iShares U.S. Real Estate ETF performance is based on the NAV of the ETF, not the total return. Therefore, the returns do not include dividends or other distributions declared by the Fund on the securities of the Fund. Additionally, the Fund deducts underlying fund fees or expenses when calculating performance. This will reduce the return and cause the Fund to underperform a direct investment in the securities composing the Fund or underlying index.
Historical Index Returns

The bar charts shown below provide each Index
’s annual returns for the last 10 calendar years as well as the Index returns after applying a hypothetical 5% Cap and a hypothetical -10% Buffer. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Indexed Account or Segment. Your performance under the
Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Accounts, and does not reflect Contract fees and charges, including Surrender Charges, which reduce performance.
S&P 500 Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

RiverSource Structured Solutions 2 annuity
— Prospectus 43

Russell 2000
®
Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
MSCI EAFE Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
MSCI Emerging Markets Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

RiverSource Structured Solutions 2 annuity
— Prospectus

NASDAQ-100 Index*

*
The Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
iShares
®
U.S. Real Estate ETF*

*
The ETF performance is based on the NAV of the ETF, not the total return, and therefore, does not reflect the dividends paid on the assets composing ETF. Additionally, the Fund deducts underlying fund fees or expenses when calculating the return. This will reduce the ETF return and cause the Fund to underperform a direct investment in the securities composing the Fund or underlying index.
Lesser of S&P 500 and Russell 2000 Indexes

For certain Indexed Accounts, We will calculate the Index rate of return for the S&P 500 and Russell 2000 Indexes and use the lesser of those Index returns to determine the Segment rate of return.

RiverSource Structured Solutions 2 annuity
— Prospectus 45

Interim Account
You may allocate Contract Value to the Interim Account after the MVA Period or after a spousal continuation, subject to the limits in the “Transfer” provision. The Interim Account is also used to hold amounts for the optional automated transfer program, and, if elected by You, transfers of the Monthly Income amount if You are invested in Income Choice
Indexed Accounts. Amounts applied to the Interim Account earn a declared rate of interest subject to the guaranteed minimum interest rate. Interest rates are guaranteed for one year and may change on each Contract Anniversary.
See “Appendix A for the historical and current guaranteed minimum interest rate.
We credit interest to the Interim Account daily. All interest rates We quote are effective annual interest rates, which refers to the rate that results after interest has been credited and compounded daily for a full year. The guaranteed minimum interest may vary each calendar year and is not less than the rate required by state law. Your guaranteed minimum interest rate is stated in Your Contract. Interest will begin to accrue on the date any Contract Value is transferred or added to the Interim Account.
The interests of the Interim Account are not registered under the Securities Act of 1933, and the Interim Account is not
registered as an investment company under the Investment Company Act of 1940. Interim Account disclosures are subject to certain generally-applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.
Transfers
Contract Value may be transferred from the Interim Account on each Contract Anniversary. You may request that
Contract Value be transferred to the Interim Account (if available) on each Contract Anniversary after the MVA Period or after a spousal continuation. Only Contract Value in maturing Segments may be transferred to the Interim Account. You may request a transfer once each Contract Year during the 30-day Transfer Window that ends on the Contract
Anniversary. The Transfers requested during the Transfer Window will be effective as of the Contract Anniversary. If no transfer instructions are received and You have not elected automatic rebalancing, any Contract Value in the Interim
Account will remain in the Interim Account for another Contract Year. In addition, if you have elected the automated transfer program, Contingent Return earnings from 1-year Segments will be transferred into the Interim Account on each
Contract Anniversary while the program is active. See “Transfers” for more information.
At least 14 days before each Contract Anniversary, if You have Contract Value that can be transferred on that Contract
Anniversary, We will send You a written or electronic notice of the available Indexed Accounts and notifying you of the availability of the Interim Account. The notice will include information about the renewal interest rate for the Interim
Account and the renewal Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and Annual
Fees (Reduction Rates) declared for the next Segments.
Valuing Your
Investment
The Contract Value at any time is the sum of:
•
the value in the Interim Account; and
•
the value in the Indexed Account(s).
Interim Account Value
The value in the Interim Account at any time will be the total of:
•
any amounts transferred to the Interim Account; plus
•
interest credited; plus
•
any amounts added to the Interim Account after a "covered life change" for a spouse who continues the Contract;
less
•
any amounts transferred from the Interim Account; less
•
any amounts deducted from the Interim Account for surrenders; less
•
any amounts deducted from the Interim Account for rider charges.
Segment Value Calculation for Indexed Account(s)
The value in an Indexed Account will be the sum of the value in each Segment for that Indexed Account. A Segment is created each time an amount is allocated to an Indexed Account. Each Segment starts on the Contract Date or on a
Contract Anniversary. There is not a minimum amount needed to start a Segment.
You may not request a transfer to an open Segment. Each allocation to an Indexed Account will open a new Segment.

RiverSource Structured Solutions 2 annuity
— Prospectus

An Indexed Account may have multiple open Segments with different start dates and Segment Maturity Dates, if the duration of an Indexed Account is more than one year. For example, if an Indexed Account has a duration of two years and You allocate to that Indexed Account on two consecutive Contract Anniversaries, You will have two Segments for that Indexed Account open at the same time with different start dates and Segment Maturity Dates. However, multiple open Segments may have the same Segment Maturity Date if the Segment Value is locked in. In this case, the Segment
Maturity Date will be the next Contract Anniversary and may be earlier than the original Segment Maturity Date.
Segment Value on the Segment start date.
On the Segment start date the Investment Base and the Segment Value are both equal to the amount allocated to the Segment.
Segment Value after the Segment start date and before the Segment Maturity Date.
After the Segment start date and
before the Segment Maturity Date, we will calculate the value of each Segment using the Segment Value Calculation.
The Segment Value will generally change daily. The result of this calculation is the Segment Value and is therefore the amount available for full and partial surrenders (including, RMDs and the Total Surrender Charge Free Amount), death benefits, and amounts applied to an annuity payment plan, as well as for the elective and automatic lock features. The
Segment Value Calculation is not used to determine the Income Choice monthly income.
The Segment Value during the term is designed to represent the value of a hypothetical portfolio of instruments that provides the Segment Value on the Segment Maturity Date. The proxy value increases or decreases daily depending on the value of the hypothetical portfolio. The proxy value is impacted by multiple economic and external factors. Your
Investment Base and the proxy value for the hypothetical portfolio are used to determine Your Segment Value between the Segment start date and the Segment Maturity Date. This means the Segment Value during the term is not based solely on Index returns and therefore may be lower than the Investment Base, even if the Index rate of return is positive since the Segment start date. You could lose a significant amount of money due to the Segment Value Calculation if amounts are removed from a Segment prior to the Segment Maturity Date. See “Contract Fees, Charges and Value
Adjustments – Segment Value Calculation” and “Surrenders” for more information.
Segment Value on the Segment Maturity Date.
The value in each Segment on the Segment Maturity Date equals the
Investment Base multiplied by the sum of one plus the Segment rate of return.
Segments only mature on Contract Anniversaries. Unless an elective or automatic lock was applied, the Segment maturity will be a certain number of years from the Segment start date, where the number of years is the duration of the
Indexed Account. If the Segment Maturity Date is a weekend, holiday, or other non-Business Day, maturity processing will be delayed until the next Business Day; however, the Segment Maturity Date will not change.
Unless the Segment has the Annual Lock with a Buffer crediting method, the Segment rate of return on the Segment
Maturity Date is based on a single point in time.
Segment Value Lock
At any time during a Segment, before the Segment Maturity Date, You may request an elective lock of the Segment
Value or set an Automatic Lock Target by notifying us.
If You decide to exercise an elective lock or an automatic lock occurs, Your Segment Value (which otherwise fluctuates daily according to the Segment Value Calculation) is “locked in” at the value determined as of close business on the
Segment Lock Date. The Segment Value locked in will be determined according to the Segment Value Calculation. The locked Segment Value will not change for the remainder of the Segment unless you take a partial surrender. If You later take a partial surrender, Your locked value will be reduced by the dollar amount of any surrender You take from the
Segment.
For elective locks, the Segment Lock Date is the Business Day We receive Your request to do an elective lock, and the date that the Segment Value is locked in. The elective lock is currently available for all Indexed Accounts. The elective lock will be applied as of the end of the Business Day on which We receive your elective lock request. If your request is received after the end of the Business Day, or on a weekend or on a holiday, the Segment Lock Date will be the next
Business Day. Because the Segment Value is determined at the end of the of the Business Day, You will not know the
Segment Value prior to locking in the Segment. If you lock in the Segment Value when it is less than the Investment
Base, you will lock in a loss. You may obtain information about the current Segment Value by contacting our Service
Center at 1-800-862-7919. However, the Segment Value before the Segment Maturity Date fluctuates daily, and the value quoted may be different from the actual value of the Segment at the time the Segment Value is locked in. The
Segment Value locked in may be lower than you expected.
For Segments that allow an automatic lock, at any time during a Segment You may set an Automatic Lock Target to automatically lock the Segment Value. The Segment Value will be monitored daily and will be automatically locked if the
Segment Return to Date is equal to or greater than the Automatic Lock Target at the close of a Business Day. The
Segment Return to Date on a Business Day is calculated at close of business as follows:
(Segment Value / Investment Base) - 1.

RiverSource Structured Solutions 2 annuity
— Prospectus 47

The Segment Lock Date is the first Business Day that (1) is on or after the Day You set an Automatic Lock Target and
(2) the Segment Return to Date equals or exceeds the Automatic Lock Target. If the Segment Return to Date does not equal or exceed the Automatic Lock Target before the Segment Maturity Date, the Segment Value will not be automatically locked in.
Automatic Lock is currently available with all Indexed Accounts except Annual Lock and Income Choice. The Automatic
Lock Target must be a positive percentage and can include up to one decimal point (e.g., 10.5%). For Segments with durations longer than one year, the Automatic Lock Target will apply for the entire duration of the Segment (unless You remove the Automatic Lock Target or change the percentage before the Segment Lock Date). For most Segments, if You set an Automatic Lock Target that is close to or exceeds the applicable Cap or Contingent Return, it is unlikely the
Segment will lock before the Segment Maturity Date. However, for Dual Directional Segments, a Segment Return to Date
higher than the Cap is possible when the Index return is negative and the Buffer level is greater than the Cap. Except for certain Dual Directional Segments, it is recommended You set an Automatic Lock Target that is lower than the applicable Cap or Contingent Return. Before the Segment Lock Date, You can change the Automatic Lock Target or cancel Your request and remove the Automatic Lock Target. If You request an elective lock on a Segment that has an
Automatic Lock Target set, We will process the elective lock (even if the Segment Return to Date is less than the
Automatic Lock Target) and automatically cancel the automatic lock request.
Only one Segment Value lock (either elective or automatic) is allowed during each Segment. After the Segment Lock
Date no other elective or automatic locks are available for that Segment. A Segment Value lock (either elective or automatic) is irrevocable.
The locked Segment will not earn any interest or have any earnings linked to an Index for the remainder of the Contract
Year, which could be up to one year depending on when the Segment is locked. For Income Choice segments, Monthly
Income will stop for the remainder of the Contract Year if You request an elective lock on the Segment. For Segments with a duration longer than one year, the Segment Maturity Date will be changed to the next Contract Anniversary date if the original Segment Maturity Date was a later Contract Anniversary date. On the Segment Maturity Date, a Segment rate of return will not be calculated and applied as described in the “Segment Value on the Segment Maturity Date”
provision, and the Buffer or Trigger will not be applied. There may not be an optimal time to request an elective lock or to set an Automatic Lock Target, and we will not advise you as to whether you should exercise the lock-in features or the optimal time for doing so. When new Segments start, any Automatic Lock Target from a previous Segment does not carry over to the next Segment. You will need to set a new Automatic Lock Target after a Segment starts.
We reserve the right to not allow an elective or automatic lock for certain Indexed Accounts. Additionally, for open
Segments that are not locked, We reserve the right to no longer allow an elective or automatic lock and will provide at least 10 days’ notice.
Segment Duration and Crediting Methods
Each Indexed Account will have a Crediting Method and duration (“Segment term” or “term”) that is used to calculate the Segment rate of return on the Segment Maturity Date.
Segment Duration
The Segment duration is the length of time of each Segment between the Segment start date and the Segment Maturity
Date. We currently offer Indexed Accounts lasting 1 year, 2 years, 3 years, or 6 years. Initial Segments begin on the
Contract Date. Subsequent Segments begin on Contract Anniversaries. Unless an elective or automatic lock was applied, each Segment Maturity Date is the Contract Anniversary date that falls at the end of the Segment term.
You may request a transfer once each Contract Year during the 30-day period ending on the Contract Anniversary (the
Transfer Window). The transfer will be effective on the Contract Anniversary. Only Contract Value in the Interim Account
and any Segments that will be maturing on the next Contract Anniversary may be transferred. See “Transfers” for more information.
If you have Contract Value that can be transferred on the Contract Anniversary, at least 14 days before the Contract
Anniversary, we will send you a written or electronic notice of the available Indexed Accounts and notifying you of the availability of the Interim Account, as well as the renewal interest rates, Caps, Contingent Returns, Upside Participation
Rates, Annualized Income Rates, and Annual Fees (Reduction Rates) declared for the next Segments. See “Crediting
Methods – Renewal Interest Rates, Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates,
and Total Reduction Rates” for more information.
Amounts must remain in a Segment until the Segment Maturity Date to earn the Segment rate of return, as applicable, and to avoid the daily Segment Value Calculation. Full and partial surrenders (including RMDs and the
Total Surrender Charge Free Amount, but excluding Income Choice monthly income), death benefits, and amounts applied to an annuity payment plan from the Segments during a Segment term, as well as the elective and automatic lock features, will be based on the Segment Value Calculation. Rider fees deducted on Contract Anniversaries from

RiverSource Structured Solutions 2 annuity
— Prospectus

multi-year Segments will be based on the Segment Value Calculation and will reduce the Investment Base proportionally, which will reduce your Segment Value for the remainder of the Segment, including the amount available on the Segment Maturity Date. An MVA will apply to full and partial surrenders (including, RMDs, and the
Total Surrender Charge Free Amount, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program), annuitization, and death benefit payments from the Segments during the MVA Period. An MVA may increase the death benefit but will not decrease it. See “Contract Fees,
Charges, and Value Adjustments” for more information on Contract adjustments. Partial and full surrenders
(including Income Choice monthly income) may be subject to Surrender Charges and income taxes (including an IRS penalty that may apply if You surrender prior to reaching age 59 1/2) and may have other tax consequences.
Segment Duration Considerations
In deciding whether to allocate to an Indexed Account with Segments of a longer or shorter duration, consider that investing in Segments with shorter durations will provide more opportunities to transfer Contract Value and reallocate amongst available Indexed Accounts or the Interim Account (if available) in response to changing market conditions.
Additionally, there will be more opportunities to access your Segment Value without using the Segment Value Calculation
(and any associated proportionate reduction to your Investment Base). However, Segments with shorter durations may have less potential for positive returns because the Index rate of return is measured over a shorter period of time.
Accordingly, Caps, Contingent Returns, and other upside limits will generally tend to be lower for 1-year Segments than for multi-year Segments.
Conversely, investing in Segments with longer durations will reduce the frequency at which you may transfer your
Contract Value, in addition to limiting your ability to access your Segment Value without being impacted by the daily
Segment Value Calculation. Segments with longer durations may provide more potential for positive Index returns.
Crediting Methods
The Crediting Method of an Indexed Account determines the Segment rate of return calculation, as described below. At certain times, We may not offer Indexed Accounts that use all Crediting Methods. On a Contract Anniversary, any
Contract Value in the Interim Account, or a Segment that is maturing (excluding any amounts transferred to the Interim
Account for the automated transfer program) can be allocated to any available Indexed Accounts with their applicable
Crediting Methods.. At least 14 days before each Contract Anniversary, We will notify You of the available Indexed
Accounts, the renewal rates, and the availability of the Interim Account.
For available Indexed Accounts, see Appendix A – Investment Options Available Under the Contract.
We may limit the positive Index rate of return used in calculating the Segment rate of return on the Segment Maturity
Date using the applicable Cap, Contingent Return, Annualized Income Rate, and/or Total Reduction Rates. For current
Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates, and Total Reduction Rates available for new Contracts, go to
riversource.com/structuredannuityrates
. We determine these rates based on various factors
including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, product design, competition, Our revenues and expenses, and cost of hedging. Caps, Contingent Returns, Upside
Participation Rates, Annualized Income Rates and any Total Reduction Rates are set on the Segment start date and are guaranteed through the Segment Maturity Date.
The Crediting Methods We offer may include the elements listed below.
Annualized Income Rate.
A declared annualized percentage that is used to determine the Monthly Income for the
Income Choice crediting method. Income Choice Indexed Accounts provide Monthly Income during the Segment in lieu of earning any positive Segment rate of return on the Segment Maturity Date, so if the Index rate of return for an Income
Choice Segment is zero or positive, the Segment rate of return on the Segment Maturity Date will be equal to zero. The
Annualized Income Rate is multiplied by the Investment Base and divided by 12 to determine the Monthly Income. For example, if the Index rate of return for a 1-year Segment is 15%, the Annualized Income Rate is 6%, and the Investment
Base is $25,000, the Monthly Income during the Segment will be $125.00 (the Annualized Income Rate multiplied by the Investment Base, divided by 12) during the Segment, and the Segment rate of return will be 0% on the Segment
Maturity Date, The Annualized Income Rate will never be less than the Guaranteed Minimum Annualized Income Rate.
The Guaranteed Minimum Annualized Income Rate for any currently offered Indexed Account is 1%.
Initial and
Guaranteed Minimum Annualized Income Rates applicable to You are shown in Your Contract.
Cap.
The Cap is the declared maximum Segment rate of return for a Segment when the Index rate of return is positive for certain Crediting Methods. For example, if the Index rate of return is 15%, and the Cap is 10%, the Segment rate of return will be 10% (the Index rate of return up to and including the Cap) on the Segment Maturity Date. In the same example, if the Index rate of return is 8%, the Segment rate of return will be 8%. For Indexed Accounts with an Annual
Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the Cap is applied. For

RiverSource Structured Solutions 2 annuity
— Prospectus 49

Segments with a duration longer than one year, the Cap is for the duration of the Segment and is not applied annually
(except for Annual Lock Segments). The Cap would be lower if it was measured on an annual basis. For Annual Lock
Segments, the Cap is the maximum positive annual lock rate of return for each Contract Year.
The Cap will never be less than the Guaranteed Minimum Cap.
The Guaranteed Minimum Cap for any currently offered
Indexed Account with a -100% Buffer is
2
% for 1-year terms,
3
% for 3-year terms, and
4
% for 6-year terms. The
Guaranteed Minimum Cap for any other currently offered Indexed Account is
2
% for 1-year terms and all Annual Lock
options,
6
% for 3-year terms, and
8
% for 6-year terms.
Certain Segments may have no declared Cap so there is not a
limit on the rate of return for those Segments. Initial and Guaranteed Minimum Caps applicable to You are shown in
Your Contract.
Contingent Return.
A declared rate of return for certain Crediting Methods. You will earn a predetermined rate (the
Contingent Return) if the Index rate of return is zero or positive or is a loss that does not exceed the Buffer or Trigger percentage. For example, if the Index rate of return is 15%, the Contingent Return is 8%, and the Buffer percentage is
-10%, the Segment rate of return will be 8% (the Contingent Return) on the Segment Maturity Date. Similarly, in the
same example, if the Index rate of return is -9% (negative but doesn’t exceed the Buffer percentage), the Segment rate of return will be 8% (the Contingent Return) on the Segment Maturity Date. For Segments with a duration longer than one year, the Contingent Return is for the duration of the Segment and is not applied annually. The Contingent Return will never be less than the Guaranteed Minimum Contingent Return.
The Guaranteed Minimum Contingent Return for
any currently offered Indexed Account is 1% for 1-year terms, 2% for 2-year terms, 3% for 3-year terms, and 6% for
6-year terms.
Initial and Minimum Contingent Returns applicable to You are shown in Your Contract.
Monthly Anniversary.
The same Day of each month following the Segment start date. If the Day does not exist in any month, We will consider the last calendar Day of that month as the Monthly Anniversary.
Monthly Income.
The amount payable each month as a partial surrender for a Segment with an Income Choice Crediting
Method.
Multiple Indexes.
If the Segment references multiple Indexes (i.e. S&P 500 and Russell 2000), We will calculate the
Index rate of return for each Index and use the lesser of those Index returns to determine the Segment rate of return.
For example, if the S&P rate of return is -5% and the Russell 2000 rate of return is -7%, then -7% will be used to determine the Segment rate of return. You may find these options beneficial to You since the Cap, Contingent Return,
Annualized Income Rate, or Upside Participation Rate will be generally higher for Segments that reference two Indexes compared to the equivalent Segment that references one Index. However, there is also a higher likelihood that the
Segment that references two Indexes will have a loss that exceeds the Buffer or Trigger since the Segment uses the lowest Index rate of return for two Indexes.
Total Reduction Rate.
A percentage (based on the Annual Fee (Reduction Rate) and the duration of the Indexed Account as defined in Your Contract) that applies to certain Indexed Accounts. It reduces the Index rate of return on the Segment
Maturity Date after the Cap, Upside Participation Rate or Buffer is applied to determine the Segment rate of return. The
Total Reduction Rate will reduce any positive or zero Segment rate of return, and any negative Segment rate of return will be more negative. For example, if the Index rate of return for a 3-year Segment is -16%, the Buffer is -15%, and the
Total Reduction Rate is 3%, the Segment rate of return will be -4% (the amount of the negative Index rate of return that exceeds the Buffer percentage, minus the Total Reduction Rate) on the Segment Maturity Date. In addition, if the Index rate of return is -5%, the Buffer is -10%, and the Total Reduction Rate is 3%, the Segment rate of return will be -3% (the
Buffer eliminates the negative Index performance and then the Total Reduction Rate is applied), except for Dual
Directional indexed accounts, where the Segment rate of return will be 2% (the absolute value of the negative Index performance and then the Total Reduction Rate is applied).
For any currently offered Indexed Accounts with an Annual
Fee (Reduction Rate), the guaranteed maximum Total Reduction Rate over the life of the segment is 5% for 1-year terms, 15% for 3-year terms, and 30% for 6-year terms.
Prior to the Segment Maturity Date, a portion of the Total Reduction Rate is reflected in the Segment Value based on the portion of the Segment that has elapsed.
Upside Participation Rate.
The Upside Participation Rate is a declared percentage that is multiplied by the positive
Index rate of return, limited by the Cap (if applicable) to determine the Segment rate of return for certain Crediting
Methods. It applies only to positive Index performance. Any Upside Participation Rate above 100% will increase the
Segment rate of return (unless already limited by a Cap, if applicable). An Upside Participation Rate of 100% will neither increase nor decrease the Segment rate of return. For example, if the Index rate of return is 15%, and the Upside
Participation Rate is 120%, the Segment rate of return will be 18% (1.2 X 15) on the Segment Maturity Date. For
Indexed Accounts with an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the Upside Participation rate and any Cap is applied. For Segments with a duration longer than one year, the
Upside Participation Rate is for the duration of the Segment and is not applied annually. The Upside Participation Rate for the currently offered Indexed Accounts will be 100% or greater. Initial and guaranteed minimum Upside Participation
Rates applicable to You are shown in Your Contract.

RiverSource Structured Solutions 2 annuity
— Prospectus

Renewal Interest Rates, Caps, Contingent Returns, Upside Participation Rates, Annualized
Income Rates, and Total Reduction Rates
On each Contract Anniversary We declare renewal:
•
interest rates for the Interim Account;
•
Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates, and Total Reduction Rates for each
Indexed Account if applicable.
Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates, and Total Reduction Rates for each
Segment are guaranteed until the Segment Maturity Date.
The renewal interest rates, Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates, and Total
Reduction Rates are determined by Us and at Our discretion. They may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, product design, competition, Our revenues and expenses, cost of hedging, and the interest rates, Caps, Contingent Returns, Upside
Participation Rates, Annualized Income Rates, and Total Reduction Rates, currently in effect for new and existing annuity contracts issued by Us.
Renewal rates are different from initial rates used for new Contracts and can be higher or lower than initial rates for new
Contracts. To help You determine Your allocations on Your Contract Anniversary, We will send You a written or electronic notice of renewal rates and the availability of the Interim Account and the available Indexed Accounts at least 14 days before each Contract Anniversary. Renewal interest rates, Caps, Contingent Returns, Upside Participation Rates,
Annualized Income Rates, and Total Reduction Rates for each available Indexed Account are available on our website at
riversource.com/structuredannuityrates
. The interest rates, Caps, Contingent Returns, Upside Participation Rates,
Annualized Income Rates, and Total Reduction Rates posted on that website are incorporated by reference into this prospectus.
The interest rates for the Interim Account will not be less than the Guaranteed Minimum Interest Rate. Caps, Contingent
Returns, Upside Participation Rates, and Annualized Income Rates will not be less than the Guaranteed Minimum Caps,
Guaranteed Minimum Contingent Returns, Guaranteed Minimum Upside Participation Rates, and Guaranteed Minimum
Annualized Income Rates, respectively, and Total Reduction Rates will not exceed the guaranteed maximum Total
Reduction Rates.
Cap, Contingent Return, Upside Participation Rate, Annualized Income Rate, and Total Reduction Rate
Considerations
In deciding which Indexed Account(s) to invest in, consider the following:
In general, Indexed Accounts with a higher Buffer or Trigger percentage will have lower Caps, Contingent Returns, Upside
Participation Rates, and Annualized Income Rates, and higher Total Reduction Rates. The Cap, Contingent Return,
Annualized Income Rate, or Upside Participation Rate will be generally higher for Segments that reference two Indexes compared to the equivalent Segment that references one Index.
Under certain circumstances, assuming the same Index rate of return, a Contingent Return Segment may provide higher potential for Index returns than a Segment with a Cap if the Cap and the Contingent Return are equal. For example, if the Index return is zero or positive and less than the Cap or Contingent Return, the Contingent Return will have a
Segment rate of return equal to the Contingent Return, which would be greater than the Index rate of return, whereas the Segment with a Cap will have a Segment rate of return equal to the Index rate of return.
The Annualized Income Rate for Income Choice Indexed Accounts does not directly limit positive Index returns. Income
Choice Indexed Accounts provide Monthly Income in the form of partial surrenders each month of the Segment in lieu of earning a positive Segment rate of return on the Segment Maturity Date based on the Index performance. As a result, even if Index performance is positive during the Segment, your Segment Value on the Segment Maturity Date will not increase due to positive Index returns. The Annualized Income Rate may be lower than the positive Index rate of return on the Segment Maturity Date, and may be lower than the Segment rate of return you would have received if you had invested in a different Indexed Account based on the same Index and of the same duration, but with a different
Crediting Method (for example, a Cap or Contingent Return). Additionally, Monthly Income will be subject to applicable taxes and/or tax penalties, and Surrender Charges (if greater than the remaining free amount that Contract Year) during the Surrender Charge period.
Lastly, for Segments that have an Annual Fee (Reduction Rate), consider that the Total Reduction Rate may result in a negative Segment return even if the Index rate of return is positive on the Segment Maturity Date. The Total Reduction
Rate could also cause You to incur a loss even if the negative Index rate of return does not exceed the Buffer percentage. If the negative Index rate of return exceeds the Buffer, the Total Reduction Rate will cause you to incur additional losses.

RiverSource Structured Solutions 2 annuity
— Prospectus 51

Protection Options
We may limit the negative Index rate of return used in calculating the Segment rate of return on the Segment Maturity
Date by applying the applicable protection option of each Indexed Account (i.e., the Buffer or Trigger percentage).
Buffer.
A protection option for certain Crediting Methods. The Buffer percentage is the maximum percentage decrease in the Index Value before You will incur a loss for that Segment. If the Index rate of return is a loss that exceeds the
Buffer percentage, the Index rate of return will be reduced by the Buffer percentage, and the Segment rate of return will be negative by the amount that the Index rate of return exceeds the Buffer percentage. For example, if the Index rate of return is -15%, and the Buffer percentage is -10%, with the Segment rate of return will be -5% (which is the amount that the negative Index rate of return exceeds the Buffer percentage) on the Segment Maturity Date. For Indexed Accounts
with an Annual Fee (Reduction Rate), the Total Reduction Rate will reduce the Segment rate of return after the Buffer is applied.
For Annual Lock Segments, the Buffer is the maximum percentage decrease in the Index Value for a Contract Year before the annual lock rate of return will reflect a loss. If the Index rate of return is a loss that exceeds the Buffer percentage, the Index rate of return for the Contract Year will be reduced by the Buffer percentage, and the annual lock rate of return for that Contract Year will be negative by the amount that the Index rate of return exceeds the Buffer percentage.
If the Index rate of return is between zero and the Buffer percentage (inclusive of the Buffer percentage), the Segment rate of return depends on the Crediting Method as shown below:
The Buffer percentage for each applicable Indexed Account will not change for the duration of Your Contract. See
Appendix A – Investment Options Available Under the Contract for Buffer percentages for each applicable Indexed
Account. For Segments with a duration longer than one year, the Buffer is for the duration of the Segment and is not applied annually (except for Annual Lock Segments). We currently offer Indexed Accounts with Buffer percentages of
-10%, -15%, -20%, -25%, and -100%. A Buffer of -100% would provide complete protection from negative Index returns on the Segment Maturity Date, however, you may still incur losses due to Surrender Charges, rider fees, and any MVA.
Trigger (Not available for Contracts with applications signed on or after May 4, 2026).
A protection option for a
Contingent Return crediting method. The Trigger percentage is the maximum percentage decrease in the Index Value before You will incur a loss for that Segment. If the Index rate of return is a loss that exceeds the Trigger percentage, this option provides no protection, and the Segment rate of return will equal the full negative Index rate of return (unlike the Buffer protection that would reduce the loss). If the Index rate of return is between zero and the Trigger percentage
(inclusive of the Trigger percentage), the Segment rate of return will be equal to the Contingent Return (i.e. the Segment will have a positive return even though the Index has a loss). For example, if a Segment has a Contingent Return of 5%
and a Trigger of -30%, You will earn 5% if the Index rate of return is positive or between zero and -30% (including -30%). If the Index rate of return is -35%, You will have a loss of -35%. The Trigger percentage for each applicable Indexed
Account will not change for the duration of Your Contract. We currently offer Indexed Accounts with a Trigger percentage of -30%.

Crediting Method	Segment Return (when Index return is between 0% and Buffer or Trigger)
Point to Point with a Buffer	0% less the Total Reduction Rate, if applicable
Annual Lock with a Buffer	0%
Contingent Return Point to Point with a Buffer	Contingent Return
Contingent Return Point to Point with a Trigger*	Contingent Return
Income Choice Point to Point with a Buffer*	0%
Dual Directional Point to Point with a Buffer	Absolute value of the index rate of return, less the Total Reduction Rate, if applicable
* Not available for Contracts issued in Missouri
Protection Option Considerations
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed
Minimum Cap of 2%.
In such case, if You invest in this Indexed Account with a -10% Buffer and hold the Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative
Index performance. There is no guarantee that any other Indexed Account or Crediting Method will be available during the entire time you own your Contract.
See “Investment Options – Discontinuation and Substitution of Indexes
and Indexed Accounts” for more information.
In deciding which Indexed Account(s) to invest in, consider the following:
In general, Indexed Accounts with a higher Buffer or Trigger percentage will have lower Caps, Upside Participation Rates,
Contingent Returns, or Annualized Income Rates. Indexed Accounts with Annual Fees (Reduction Rates) will have higher
Caps or Upside Participation Rates than corresponding Indexed Accounts with the same Buffers but without Annual

RiverSource Structured Solutions 2 annuity
— Prospectus

Fees (Reduction Rates). We offer a variety of Indexed Accounts with different protection levels to accommodate different risk tolerances and changing views on the market. Various factors are considered when determining the protection options to offer, including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, product design, competition, Our revenues and expenses, and the cost of hedging.
During times of steep market decline, assuming the same Index rate of return, a Buffer may provide more protection from negative Index returns than a Trigger if the two protection levels are the same. This is because a Buffer will provide a level of protection from loss regardless of the negative Index return; whereas the Trigger will provide no protection from loss if the negative Index return exceeds the Trigger percentage. However, Trigger percentages also tend to be higher, and thus provide a greater level of protection, than Buffers (unless the loss exceeds the Trigger). Please also keep in mind that certain Indexed Accounts with an Annual Fee (Reduction Rate), apply a Total Reduction Rate that will reduce the Segment rate of return on the Segment Maturity Date, which will increase any losses (and reduce any gains)
after the application of the Buffer.
Segment Rate of Return Calculations
The following formulas and examples illustrate how we calculate the Segment rate of return on the Segment Maturity
Date under each Crediting Method. The examples assume hypothetical Index returns and hypothetical limits on Index gains and losses.
The examples assume no surrenders.
Point-to-Point with a Buffer
On the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is positive or zero, the rate of return for the Segment will be the lesser of the following:
(1) the Cap for the Segment minus the Total Reduction Rate; or
(2) the Index rate of return multiplied by the Upside Participation Rate for the Segment, minus the Total Reduction Rate.
If the Segment does not have a Cap, number 1 above does not apply.
If the Index rate of return is negative and between zero and the Buffer (inclusive of the Buffer), the Segment rate of return will equal zero minus the Total Reduction Rate.
If the Index rate of return is negative and is more negative than the Buffer, the Segment rate of return will equal the
Index rate of return, plus the absolute value of the Buffer, minus the Total Reduction Rate.
EXAMPLE:
This hypothetical example assumes:
•
Buffer = - 10%
•
Cap = 7%
•
Upside Participation rate = 110%
•
Total Reduction Rate = 1%
•
Index Value on the Segment Start Date = 1000
•
Investment Base = $100,000

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	6.00%	$ 106,000.00
2	1050	(1050/1000) - 1 = 5.00%	4.50%	$ 104,500.00
3	950	(950/1000) - 1 = -5.00%	-1.00%	$ 99,000.00
4	850	(850/1000) - 1 = -15.00%	-6.00%	$ 94,000.00
Scenario 1:
the Segment rate of return is limited by the 7% Cap, and then reduced by the 1% Total Reduction Rate.
Scenario 2:
the 5% Index rate of return is multiplied by the 110% Upside Participation Rate, and then reduced by the 1%
Total Reduction Rate .
Scenario 3:
the Buffer reduces the loss to 0% and then the 1% Total Reduction Rate is applied.

RiverSource Structured Solutions 2 annuity
— Prospectus 53

Scenario 4:
the Buffer reduces the loss to -5% and then the 1% Total Reduction Rate is applied.
Annual Lock with a Buffer
Only available for Contracts with applications signed prior to May 4, 2026
The Annual Lock with Buffer crediting method applies to 3- or 6-year Segments and applies the Buffer and Cap for each
Contract Year during the Segment term. For an Annual Lock Segment, the Index rate of return is determined each
Contract Anniversary during the Segment using the change in Index Value between the prior Contract Anniversary and the current Contract Anniversary. This is similar to the Point-to-Point method, except that a separate Index rate of return is calculated for each Contract Year on each Contract Anniversary during the Segment, instead of for the entire Segment duration. The Cap or Buffer is then applied to the Index rate of return for that Contract Year to determine the annual lock return. The annual lock return is not applied on each Contract Anniversary. Instead, the annual lock returns for each
Contract Year of the Segment are used to calculate a cumulative annual lock return which is the Segment rate of return applied on the Segment Maturity Date. In other words, although an annual lock return is calculated each Contract
Anniversary during the Segment, the Segment rate of return calculation is not applied until the Segment Maturity Date.
The Segment Value prior to the Segment Maturity Date is still determined by the Segment Value Calculation, and is not solely based on annual lock returns calculated for any completed Contract Years during the Segment. The Investment
Base during the Segment will not change unless you take a partial surrender or rider charges are deducted. Any partial surrenders during an Annual Lock Segment will reduce the Investment Base in the same proportion that the Segment
Value was reduced.
On the Segment Maturity Date, the Segment rate of return is equal to the cumulative results of each successive annual lock return for each Contract Year during the Segment. A 3-year Annual Lock Segment will have three annual lock returns
(one for each of the 3 years). A 6-year Annual Lock Segment will have 6 annual lock returns (one for each of the
6 years).
The annual lock return is used only to calculate the performance of an Annual Lock Segment on each Contract
Anniversary during the Segment, and to determine the Segment rate of return on the Segment Maturity Date. We also calculate an annual lock value on each Contract Anniversary which applies prior years’ annual lock returns to the current
Investment Base. This amount is only to help You track the cumulative annual lock return and is not available to you for surrender, transfer, annuitization or payment as a death benefit.
The calculation of the Index rate of return, the annual lock return, and the Segment rate of return is explained below.
On each Contract Anniversary during the Segment and on the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on that Contract Anniversary
B = the Index Value on the prior Contract Anniversary (use the Index Value on the Contract Date for the first Contract
Year)
If the Index rate of return is positive or zero, the annual lock return for the year will be the lesser of the following:
•
the Cap (if applicable) for the Segment; or
•
the Index rate of return.
If the Index rate of return is negative and between zero and the Buffer (inclusive of the Buffer), the annual lock return for the year is zero.
If the Index rate of return is negative and is more negative than the Buffer, the annual lock return for the year will equal the Index rate of return plus the absolute value of the Buffer.
The Segment rate of return is a cumulative rate based on the annual lock return for each year of the Segment.
The Upside Participation Rate for this Crediting Method is 100% and will not change.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Duration = 3 years
•
Buffer = -10%
•
Cap = 7%
•
Index Value on the Segment start date = 1000

RiverSource Structured Solutions 2 annuity
— Prospectus

•
Investment Base = $100,000

Year	Index Value on Prior Anniversary	Index Value on Current Anniversary	Index Rate of Return	Annual Lock Return	Annual Lock Value
1	1000.00	1100.00	(1100.00/1000.00) - 1 = 10.00%	7.00%	$ 107,000.00
2	1100.00	1045.00	(1045.00/1100.00) -1 = -5.00%	0.00%	$ 107,000.00
3	1045.00	919.60	(919.60/1045.00) - 1 = -12.00%	-2.00%	$ 104,860.00
Year 1:
the Annual Lock return is limited by the 7% Cap
Year 2:
the Buffer reduces the loss to 0%
Year 3:
the Buffer reduces the loss to -2%
The Segment Rate of Return = 4.86% (the cumulative return is equal to (1 + 7%) x (1 + 0%) x (1 + -2%) - 1).
Segment Value on Segment Maturity Date = Investment Base x (1 + Segment Rate of Return) = $104,860.00.
Contingent Return Point-to-Point with a Buffer
On the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is more negative than the Buffer, the Segment rate of return will equal the Index rate of return plus the absolute value of the Buffer; otherwise, the Segment rate of return will equal the Contingent Return for the
Segment.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Buffer = -10%
•
Contingent
Return
= 6%
•
Index Value on the Segment start date = 1000
•
Investment Base = $100,000

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	6.00%	$ 106,000
2	1030	(1030/1000) - 1 = 3.00%	6.00%	$ 106,000
3	950	(950/1000) - 1 = -5.00%	6.00%	$ 106,000
4	850	(850/1000) - 1 = -15.00%	-5.00%	$ 95,000
Scenarios 1 and 2:
the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is positive.
Scenario 3:
the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is negative but the
loss does not exceed the Buffer.
Scenario 4:
the Buffer reduces the loss to -5%.
EXAMPLE:
This hypothetical example assumes the Segment references two Indexes:
Buffer = -10%
Contingent
Return
= 6%
Index #1 Value on the Segment start date = 1000
Index #2 Value on the Segment start date = 2000
Investment Base = $100,000

RiverSource Structured Solutions 2 annuity
— Prospectus 55

Scenario	Index #1 Value on Segment Maturity Date	Index #1 Rate of Return	Index #2 Value on Segment Maturity Date	Index #2 Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1200	(1200/1000) - 1 = 20.00%	2200	(2200/2000) - 1 = 10.00%	6.00%	$ 106,000
2	1030	(1030/1000) - 1 = 3.00%	2030	(2030/2000) - 1 = 1.50%	6.00%	$ 106,000
3	950	(950/1000) - 1 = -5.00%	1950	(1950/2000) - 1 = -2.50%	6.00%	$ 106,000
4	850	(850/1000) - 1 = -15.00%	2100	(2100/2000) - 1 = 5.00%	-5.00%	$ 95,000
Scenarios 1 and 2:
the Index rate of return is based on Index #2 since it is lower; the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is positive.
Scenario 3:
the Index rate of return is based on Index #1 since it is lower; the Segment rate of return is equal to the
Contingent
Return
if the Index rate of return is negative but the loss does not exceed the Buffer.
Scenario 4:
the Index rate of return is based on Index #1 since it is lower; the Buffer reduces the loss to -5%.
Contingent
Return
Point-to-Point with a Trigger
Only available for Contracts with applications signed prior to May 4, 2026
The Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is more negative than the Trigger, the Segment rate of return will equal the Index rate of return; otherwise, the Segment rate of return will equal the Contingent
Return
for the Segment.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Trigger = -30%
•
Contingent
Return
= 5%
•
Index Value on the Segment start date = 1000
•
Investment Base = $100,000

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	5.00%	$ 105,000
2	1030	(1030/1000) - 1 = 3.00%	5.00%	$ 105,000
3	850	(850/1000) - 1 = -15.00%	5.00%	$ 105,000
4	650	(650/1000) - 1 = -35.00%	-35.00%	$ 65,000
Scenarios 1 and 2:
the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is positive
Scenario 3:
the Segment rate of return is equal to the Contingent
Return
if the Index rate of return is negative but the
loss does not exceed the Trigger.
Scenario 4:
the Trigger provides no protection if the Index rate of return is negative and the loss exceeds the Trigger.
Income Choice Point-to-Point with a Buffer
If You allocate to Income Choice Indexed Accounts, You will receive Monthly Income for the Contract Year that will not change (unless You take additional partial surrenders from the Segment). Monthly Income is not subject to the Segment
Value Calculation. Monthly Income is payable on each Monthly Anniversary except the last Monthly Income for the
Segment which will be payable on the Day before the Contract Anniversary. However, Monthly Income will stop for the remainder of the Contract Year if You request an elective lock on the Segment. The Monthly Income is payable to You as a partial surrender. You cannot turn off Monthly Income so if You no longer want to receive Monthly Income, You may notify Us anytime during the Segment to transfer the remaining Monthly Income to the Interim Account according to any procedures that are then currently in effect. See “Transfers.”

After a spousal continuation or ownership change or if You choose to stop receiving Your Income Choice monthly

RiverSource Structured Solutions 2 annuity
— Prospectus

income, the payments will be redirected to the Interim Account for the remainder of the Contract Year. For any new
Income Choice segments that start on the next Contract Anniversary, the Monthly Income will automatically be payable directly to You again (unless You once again redirect them to the Interim Account).
Monthly Income is calculated as follows:

(a × b)/c	where:

a	=	the Investment Base for the Segment on the date Monthly Income is payable
b	=	the Annualized Income Rate
c	=	12
Partial surrenders of the Monthly Income may be subject to a Surrender Charge and taxes; however an MVA does not apply.
The Investment Base is not adjusted due to partial surrenders of the Monthly Income.
On the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is more negative than the Buffer, the Segment rate of return will equal the Index rate of return plus the absolute value of the Buffer; otherwise, the Segment rate of return will equal zero.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Buffer = -10%,
•
Annualized Income Rate = 6%,
•
Investment Base= $100,000,
•
Index Value on the Segment start date = 1000.
•
The Monthly Income equals $500 (the $100,000 Investment Base is multiplied by the 6% Annualized Income Rate and divided by 12). The total income received during the Contract Year equals $6,000.

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return (excluding Monthly Income)	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	0.00%	$ 100,000
2	950	(950/1000) - 1 = -5.00%	0.00%	$ 100,000
3	850	(850/1000) - 1 = -15.00%	-5.00%	$ 95,000
Scenario 1:
the Segment rate of return is equal to zero if the Index rate of return is positive.
Scenario 2:
the Segment rate of return is equal to zero if the Index rate of return is negative but the loss does not exceed the Buffer.
Scenario 3:
the Buffer reduces the loss to -5%.
Dual Directional Point-to-Point with a Buffer
On the Segment Maturity Date, the Index rate of return is calculated as follows:
(A/B) – 1 where:
A = the Index Value on the Segment Maturity Date
B = the Index Value on the Segment start date
If the Index rate of return is positive or zero, the Segment rate of return will be the lesser of the following:
(1) the Cap for the Segment minus the Total Reduction Rate; or
(2) the Index rate of return multiplied by the Upside Participation Rate for the Segment, minus the Total Reduction Rate.
If the Segment does not have a Cap, number 1 above does not apply.

RiverSource Structured Solutions 2 annuity
— Prospectus 57

If the Index rate of return is negative and between zero and the Buffer (inclusive of the Buffer), the Segment rate of return will equal the absolute value of the index rate of return, minus the Total Reduction Rate.
If the Index rate of return is negative and is more negative than the Buffer, the Segment rate of return will equal the
Index rate of return, plus the absolute value of the Buffer, minus the Total Reduction Rate.
This Crediting Method may not always be available.
EXAMPLE:
This hypothetical example assumes:
•
Buffer = - 10%
•
Cap = 7%
•
Upside Participation rate = 110%
•
Total Reduction Rate = 1%
•
Index Value on the Segment Start Date = 1000
•
Investment Base = $100,000

Scenario	Index Value on Segment Maturity Date	Index Rate of Return	Segment Rate of Return	Segment Value on Segment Maturity Date
1	1100	(1100/1000) - 1 = 10.00%	6.00%	$ 106,000.00
2	1050	(1050/1000) - 1 = 5.00%	4.50%	$ 104,500.00
3	950	(950/1000) - 1 = -5.00%	4.00%	$ 104,000.00
4	850	(850/1000) - 1 = -15.00%	-6.00%	$ 94,000.00
Scenario 1:
the Segment rate of return is limited by the 7% Cap, and then reduced by the 1% Total Reduction Rate.
Scenario 2:
the 5% Index rate of return is multiplied by the 110% Upside Participation Rate, and then reduced by the 1%
Total Reduction Rate.
Scenario 3:
If the Index rate of return is negative but the loss does not exceed the Buffer, the Segment rate of return is the absolute value of the Index rate of return which is then reduced by the 1% Total Reduction Rate.
Scenario 4:
the Buffer reduces the loss to -5% and then the 1% Total Reduction Rate is applied.

RiverSource Structured Solutions 2 annuity
— Prospectus

Benefits Available Under the
Contract
The following table summarizes information about the benefits available under the Contract.

Standard Benefits (no additional charge)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit
For Contract Owners age 80 or younger:
Pays a death benefit to Your
Beneficiary(ies) equal to the greater of
(1) the Contract Value (adjusted for any
rider charges); (2) the Full Surrender
Value; or (3) the ROPP Value.
For Contract Owners age 81 or older:
Pays a death benefit to Your
Beneficiary(ies) equal to the greater of
(1) the Contract Value (adjusted for any
rider charges); or (2) the Full Surrender
Value.
N/A
•
Only available during the
Accumulation Phase.
•
Partial surrenders will reduce the
Contract Value and Full Surrender
Value.
•
Partial surrenders will proportionally
reduce the ROPP Value, and the
reduction may be greater than the
value withdrawn.
•
Contract Value component is based
on the daily Segment Value
Calculation if a death benefit is paid
from the Segments before maturity.
This may cause a loss.

Total Surrender Charge Free Amount	Permits the withdrawal of a portion of the Contract Value each Contract Year without incurring Surrender Charges.	N/A
•
Only available during the
Accumulation Phase.
•
Surrenders of the Total Surrender
Charge Free Amount may be subject
to a negative MVA, taxes and/or tax
penalties.
•
Based on the daily Segment Value
Calculation if paid from the
Segments before maturity.
•
Any unused portion of the Total
Surrender Charge Free Amount may
not be carried over to subsequent
Contract Years.

Hospital or Nursing Home Confinement Waiver	Waives the Surrender Charge on surrenders in the event of confinement to a hospital or nursing home.	N/A
•
Only available during the
Accumulation Phase.
•
Not permitted for Contract Owners
aged 76 or older on the Contract
application date.
•
Confinement period must be at
least 60 days.
•
Confinement must begin after the
Contract Date.
•
We must receive Your surrender
request no later than 91 days after
Your release from the hospital or
nursing home.
•
Surrenders under the waiver may be
subject to a negative MVA, taxes
and/or tax penalties.

Terminal Illness Waiver	Waives the Surrender Charge on surrenders in the event of diagnosis with a terminal illness.	N/A	• Only available during the Accumulation Phase. • Illness must meet the criteria as defined by the waiver. • Acceptable proof of diagnosis must be received by Us.

RiverSource Structured Solutions 2 annuity
—
Prospectus

Standard Benefits (no additional charge)
• Surrenders under the waiver may be subject to a negative MVA, taxes and tax penalties.
Automatic Rebalancing
Provides automatic reallocation each
Contract Anniversary of Your Contract
Value between 1-year Indexed Accounts
and the Interim Account (when available)
according to Your current allocation
instructions.
N/A
•
Only available during the
Accumulation Phase.
•
If You request a transfer between
accounts, automatic rebalancing
will be cancelled.
•
May not be elected while invested
in multi-year Indexed Accounts.
•
Certain events will cancel automatic
rebalancing.
•
Interim Account is available after
the MVA Period or after a spousal
continuation.

Automated Transfer Program	Provides automatic transfer each Contract Anniversary of any earnings from the 1-year Contingent Return Segments to the Interim Account.	N/A
•
Only available during the
Accumulation Phase.
•
You will be enrolled in the
automated transfer program if you
have set up automated partial
surrenders of Contingent Return
earnings.
•
If You cancel automated partial
surrenders, the automated transfer
program will be cancelled.
•
Transfers will only be made from
1-year Contingent Return Segments.
•
Segments with a negative return will
not have a transfer.
•
Transferred amounts may not
exceed the Total
Surrender Charge Free Amount.

Elective or Automatic Lock	Upon exercise, “locks” the Segment Value during a Segment so that the Segment Value does not change for the remainder of the Segment duration.	N/A
•
Only available during the
Accumulation Phase.
•
Only available for the Indexed
Accounts.
•
Only one lock may be exercised per
Segment.
•
Automatic locks not available for
Annual Lock and Income Choice
Indexed Accounts.
•
A Segment Value lock (either
elective or automatic) is irrevocable.
•
Automatic Lock Target must be a
positive percentage.
•
Automatic Lock Target will apply for
the entire Segment, unless You
remove or change the Automatic
Lock Target before the Segment
Lock Date.
•
Any Automatic Lock Target will not
carry over to a new Segment.
•
For elective locks, You will not know
the locked-in Segment Value prior to

RiverSource Structured Solutions 2 annuity
— Prospectus

Standard Benefits (no additional charge)

locking the Segment. The locked-in
Segment Value could be lower than
You anticipated.
•
For Income Choice Segments, an
elective lock will stop Monthly
Income for the remainder of the
Segment.
•
Surrenders will reduce the locked
Segment Value.
•
Buffer or Trigger will not be applied
to the locked value.
•
If You lock in the Segment Value
when the Segment has declined in
value, You will lock in a loss.
•
Locked value will not participate in
Index performance (positive or
negative) for the remainder of the
Segment Term, and will not receive
a Segment rate of return on the
Segment Maturity Date.
•
If an automatic lock happens
shortly before a Contract
Anniversary, the Segment will
mature on that Anniversary and You
will have limited time to provide new
allocation instructions. If no
instructions are received, the
Segment Value will renew into a
new Segment of the same Indexed
Account;
•
For multi-year Segments, when the
Segment Value is locked, the
Segment Maturity Date will be
changed to the next Contract
Anniversary if it was originally a
later Contract Anniversary date.
•
There may not be an optimal time
to request an elective lock or set an
Automatic Lock Target.
•
We will not advise You as to
whether You should exercise the
lock-in features or the optimal time
for doing so.

Optional Benefits (available for an additional charge)
Return of Purchase Payment (“ROPP”) Death Benefit	Pays a death benefit to Your Beneficiary(ies) equal to the greater of (1) the Contract Value (adjusted for any rider charges); (2) the Full Surrender Value; or (3) the ROPP Value.	0.95% (annually, as a percentage of the ROPP Value each Contract Anniversary)
•
Only available during the
Accumulation Phase.
•
Only available to Contract Owners
aged 81 or older on the Contract
application date.
•
May only be elected at Contract
purchase.
•
May only be terminated by You if We
increase the annual rider fee.
•
Once terminated, the rider may not
be reinstated.

RiverSource Structured Solutions 2 annuity
— Prospectus 61

Optional Benefits (available for an additional charge)

•
Partial surrenders and rider charges
will reduce the Contract Value and
Full Surrender Value.
•
Partial surrenders will proportionally
reduce the ROPP Value, and the
reduction may be greater than the
value withdrawn.
•
Deduction of the annual rider fee on
Contract Anniversaries during
multi-year Segments will be based
on the Segment Value Calculation,
and will reduce the Investment
Base proportionally.
•
Contract Value component is based
on the Segment Value Calculation if
a death benefit is paid from the
Segments before maturity. This may
cause a loss.

Maximum Anniversary Value (“MAV”) Death Benefit	Pays a death benefit to Your Beneficiary(ies) equal to the greater of (1) the Contract Value (adjusted for any rider charges); (2) the Full Surrender Value; (3) the ROPP Value, or (4) the MAV.
0.40
%
(annually, as a
percentage of
the greater of
the MAV or the
Contract Value
each Contract
Anniversary
prior to Your
91
st
birthday)
(on and after
Your 91
st
birthday,
calculated as a
percentage of
the MAV)

•
Only available during the
Accumulation Phase.
•
Only available to Contract Owners
age 80 or younger on the Contract
application date.
•
May only be elected at Contract
purchase.
•
May only be terminated by You if We
increase the annual rider fee.
•
Once terminated, the rider may not
be reinstated.
•
No resets to the MAV after the
oldest Owner’s 91st birthday.
•
Any automatic reset of the MAV will
increase the amount of the annual
rider fee deduction.
•
Partial surrenders and rider charges
will reduce the Contract Value and
the Full Surrender Value.
•
Partial surrenders will proportionally
reduce the ROPP value and MAV,
and the reduction may be greater
than the value withdrawn.
•
Deduction of the annual rider fee on
Contract Anniversaries during
multi-year Segments will be based
on the Segment Value Calculation
and will reduce the Investment
Base proportionally.
•
Contract Value component is based
on the Segment Value Calculation if
a death benefit is paid from the
Segments before maturity. This may
cause a loss.

RiverSource Structured Solutions 2 annuity
— Prospectus

Transfers
You may request a transfer once each Contract Year during the 30-day Transfer Window that ends on the Contract
Anniversary. During the MVA Period, You may transfer Contract Value in any Segments that mature on the next Contract
Anniversary (and if appliable, any Contract Value in the Interim Account that was automatically transferred but not surrendered during the Contract Year) to any available Indexed Accounts. If you are using the optional automated transfer program, the Contract Value that can be transferred will be reduced for any amounts that are transferred automatically to the Interim Account. After the MVA Period or after spousal continuation, You may also transfer to or from the Interim Account on each Contract Anniversary. You may not request a transfer from any Segments that will not mature on the next Contract Anniversary.
If You are providing transfer instructions and You intend to take a full or partial surrender after the Surrender Charge period and shortly after Segments mature, You may want to consider reallocating all or a portion of Segment Values to the Interim Account as Segments mature. Immediately after a Segment starts, the Segment Value is reduced to reflect transaction costs for assets that support the features of the Contract and the Segment Value may be less than the amount that was allocated to the Segment. Transaction costs are the highest right after a Segment starts and if a surrender occurs shortly after a new Segment begins, there may be insufficient opportunity for other factors (e.g., Index returns) to increase the Segment Value to offset the transaction costs.
Transfers requested during the Transfer Window will be effective as of the next Contract Anniversary. If the last day of the Transfer Window is not a Business Day, the transfer instructions must be completed by the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier) on the prior Business Day. You may request a transfer by Written
Request or other method agreed to by Us.
Keep in mind that We will notify You of the available Indexed Accounts and the availability of the Interim Account, as well as the renewal interest rates, Caps, Contingent Returns, Upside Participation Rates, Annualized Income Rates and
Annual Fees (Reduction Rates) at least 14 days before Your Contract Anniversary. You may want to wait until You receive this information before requesting a transfer.
We reserve the right to prohibit or limit any transfers to an Indexed Account that would have a Segment Maturity Date after the Annuitization Start Date.
We also reserve the right to limit in Our sole discretion how the Contract Value can be allocated among the Interim
Account and available Indexed Accounts, such as requiring a minimum amount in each Segment or limiting the number of open Segments. Currently, there are no limitations in place.
On the Contract Anniversary
1.
The Contract Value will be transferred according to instructions received during the Transfer Window as described above.
2.
If no transfer instructions are received and You have elected automatic rebalancing, We will make automatic transfers using Your current election instructions and according to any procedures that are then currently in effect. You may change Your election instructions at any time. We reserve the right to discontinue automatic rebalancing.
3.
If 1 and 2 do not apply, any Contract Value in the Interim Account will remain in the Interim Account, and any Contract
Value in a Segment that is maturing (excluding any amounts transferred for the optional automated transfer program)
will renew into a new Segment for the same Indexed Account. If the Indexed Account is no longer available, the
Contract Value in that Segment will automatically transfer to the Interim Account, unless otherwise directed by You.
We will send You notification showing the available Indexed Accounts at least 14 days before the Contract
Anniversary if You have Contract Value that can be transferred on that Contract Anniversary.
Monthly Income Transfers
If you are invested in Income Choice Indexed Accounts, You cannot turn off Monthly Income. If You no longer wish to receive Monthly Income as a partial surrender, You may notify Us anytime during the Segment to transfer the remaining
Monthly Income each month to the Interim Account according to any procedures that are then currently in effect.
Monthly Income transferred to the Interim Account will earn interest at the declared rate for the Interim Account for the remainder of the Contract Year. Monthly Income transferred to the Interim Account may be surrendered without incurring an MVA and is not subject to the Segment Value Calculation (or proportional reduction to the Investment Base), although it may incur Surrender Charges, taxes, and/or tax penalties. Amounts transferred to the Interim Account may not be transferred back to Indexed Accounts until the next Contract Anniversary.

RiverSource Structured Solutions 2 annuity
— Prospectus 63

Automatic Rebalancing
If You are invested only in 1-year Indexed Accounts and the Interim Account, You have the option to elect automatic rebalancing for Your Contract. You can elect this option any time by sending Us a Written Request or by other method agreed to by Us. If automatic rebalancing is elected, on each Contract Anniversary We will reallocate Your Contract Value between all 1-year Indexed Accounts and the Interim Account (only available after the MVA Period or a spousal continuation) according to Your current election instructions for the Contract.
If You request a transfer between accounts, automatic rebalancing will be cancelled and will not occur on the Contract
Anniversary. You can re-enroll in automatic rebalancing after the Contract Anniversary.
If a Contract currently has multi-year Segments open, You must wait for them all to mature, transfer all the money out of the multi-year Indexed accounts, and then You can request to turn on automatic rebalancing to be effective on the following Contract Anniversary.
Automatic rebalancing will turn off upon any ownership change, including spousal continuation and inherited IRA set up after death. The new owner would need to request the feature to be turned on and provide updated election instructions at that time.
We reserve the right to cancel automatic rebalancing at any time, for any reason.
You may discontinue automatic rebalancing at any time by sending Us a Written Request or by other method agreed to by Us.
Optional Automated Transfer Program
We currently offer an optional automated transfer program. While You are enrolled in this program, before We process any other transfer instructions or automatic rebalancing on the Contract Anniversary, We will transfer the amount You request to the Interim Account according to any procedures that are then currently in effect. Any transfer instructions or automatic rebalancing described above will apply to any remaining Contract Value in the Interim Account and any
Segments that mature on that Contract Anniversary.
If you have money allocated to Contingent Return Indexed Accounts with a 1-year duration and you have set up automated partial surrenders for any Contingent Return earnings, then You will be enrolled in the Automated Transfer
Program. On each Contract Anniversary, we will automatically transfer any earnings that are greater than $0 from the
1-year Segments with a Contingent Return to the Interim Account (subject to the Total Surrender Charge Free Amount).
For example, if the Contingent Return earnings in two Segments are $1,000 and $500, we will automatically transfer those amounts from each Segment and move $1,500 to the Interim Account on the Contract Anniversary. We will not transfer amounts from Segments with a negative return or a duration longer than 1-year. The amounts transferred are not reduced for any rider fee charged on the Contract Anniversary, if applicable.
The Contingent Return earnings transferred to the Interim Account cannot exceed the Total Surrender Charge Free
Amount. If the transfer is limited by the Total Surrender Charge Free Amount, then the amount transferred will be proportional to the positive earnings, if any, in each Segment with a Contingent Return. For example, if the Contingent
Return earnings in two Segments are $1,000 and $500 on the Contract Anniversary and the Total Surrender Charge
Free Amount is $1,200, then we will automatically transfer $800 and $400 respectively from the two Segments and move $1,200 to the Interim Account.
Partial surrenders are deducted from the Interim Account first so You may find the Automated Transfer Program beneficial if You wish to limit partial surrenders from Segment Values that are subject to daily fluctuations and to avoid the Segment Value Calculation before the Segment Maturity Date. Also, partial surrenders from the Interim Account are not subject to an MVA.
You may cancel the Automated Transfer Program at any time. If You cancel this program or if you cancel automated partial surrenders, any Contract Value in the Interim Account will remain in that account until the next Contract
Anniversary. We reserve the right to no longer offer the Automated Transfer Program at any time.
Surrenders
You may surrender all or part of Your Contract Value at any time before the Annuitization Start Date by sending Us a
Written Request or by other method agreed to by Us. Federal and state income taxes may apply to distributions from the
Contract and a 10% penalty tax may apply if the distribution occurs before Your age 59½. See “Taxes.”
Partial surrenders and full surrenders may be subject to Surrender Charges and an MVA during the Surrender Charge
Period/MVA Period. Certain surrenders are not subject to Surrender Charges. See “Contract Fees, Charges and Value
Adjustments – Surrender Charge”. Certain surrenders are not subject to MVAs. See "Contract Fees, Charges, and Value
Adjustments – Market Value Adjustments."

RiverSource Structured Solutions 2 annuity
— Prospectus

Your surrender will normally be paid to You within seven Days of the receipt of Your Written Request and the return of this Contract, if required. We reserve the right to defer surrenders for any period the U.S. Securities and Exchange
Commission determines the existence of emergency conditions and, consequently, the NYSE does not open for regular trading. Following any required regulator y approval, We have the right to defer payment for up to six months from the date We receive Your request. In such circumstance, the delay will be made in accordance with the requirements of the state in which the Contract is issued for delivery.
For all partial surrenders except Income Choice Monthly Income: unless You request otherwise, the surrender will be deducted from the Interim Account first and then pro-rata from all Indexed Accounts. You may specify the partial surrender is to be deducted from the Interim Account and/or a specific Indexed Account(s). If an Indexed Account has multiple open Segments, the specified surrender will be deducted pro-rata from all open Segments for that Indexed
Account. If You die following a surrender request, payment will be made to Your estate. Any amount surrendered is irrevocable. Upon surrender for the Full Surrender Value, this Contract will terminate.
The Full Surrender Value at any time will be the Contract Value immediately prior to the surrender less any Surrender
Charge less any rider charges, plus any Market Value Adjustment.
For a partial surrender, the amount paid to You will equal the amount withdrawn from the Contract Value, less any
Surrender Charge, plus any MVA. For a partial surrender of a specific dollar amount, We will determine the amount of
Contract Value that needs to be surrendered, which after any Surrender Charge and any MVA, will equal the amount You request.
Any amount withdrawn from a Segment before the Segment Maturity Date will use the Segment Value Calculation (based on the Investment Base and the proxy value). Please keep in mind that Segment Values prior to maturity will fluctuate daily and may be lower than what was originally allocated to an Indexed Account, even when the Index has positive returns. This means that there could be less money available for full and partial surrenders (including RMDs and the
Total Surrender Charge Free Amount) during the Segment. Please see “Contract Fees, Charges, and Value
Adjustments – Segment Value Calculation” for more information. Please keep in mind that the Interim Account is not
impacted by this calculation or exposed to market volatility. You should discuss with Your financial and/or tax adviser before requesting a partial surrender and which accounts it should come from.
Any partial surrender You take under the Contract will reduce Your Contract Value. As a result, the value of any guaranteed death benefit will also be proportionately reduced. See “Death Benefits” for more information.
In addition, surrenders You are required to take to satisfy the RMDs under the Code may reduce the value of Your death benefit (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
If You take a partial surrender from a Segment, the Segment Value is reduced by the dollar amount of the partial surrender (before any applicable Surrender Charge or MVA is applied). If the partial surrender is taken before the
Segment Maturity Date, the Investment Base for each Segment will be reduced proportionally based on the percentage the Segment Value is reduced. This means that if the Segment Value is higher than the Investment Base at the time of a partial surrender, then the Investment Base is reduced by an amount that is less than the dollar amount withdrawn.
Conversely, if the Segment Value is lower than the Investment Base at the time of a partial surrender (which is due to the Segment Value Calculation), then the Investment Base is reduced by an amount that is more than the dollar amount withdrawn. Whether the Segment Value will be higher or lower than the Investment Base is generally dependent upon the performance of the Index in addition to other factors. See “Valuing Your Investment - Indexed Account(s) Value”
and “Contract Fees, Charges, and Value Adjustments” for more information.
This mechanism allows the new Segment Value to reflect the current proxy value at all times during a Segment before the Segment Maturity Date. As an analogy, when a shareholder of a security sells shares of the security to obtain a given dollar amount of proceeds, the number of shares still owned by the shareholder following the sale will be more or less depending on how low or high the share price was at the time of sale. A reduction in the Investment Base negatively impacts the Segment Value for the remainder of the Segment, including the amount available on the Maturity
Date.
For each Segment that is reduced by a partial surrender, the Investment Base for that Segment will be reduced proportionately by:

a × b	where:
c

a	=	the amount of the partial surrender deducted from the Segment
b	=	the Investment Base for the Segment on the date of the surrender
c	=	the value in the Segment on the date of (but prior to) the surrender
See Appendix
C
in the statutory prospectus for examples.

RiverSource Structured Solutions 2 annuity
— Prospectus 65

Receiving Payment

1
By regular or express mail
•
payable to You;
•
mailed to address of record.
NOTE:
We will charge You a fee if You request express mail delivery.

2
By wire or other form of electronic payment
•
request that payment be wired to Your bank;
•
pre-authorization required.
We may choose to permit You to have checks issued and delivered to an alternate payee or to an address other than
Your address of record. We may also choose to allow You to direct wires or other electronic payments to accounts owned by a third-party. We may have additional Good Order requirements that must be met prior to processing requests to make any payments to a party other than the Owner or to an address other than the address of record. These requirements will be designed to ensure Owner instructions are genuine and to prevent fraud.
We may postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
Suspension or Delay of Payments or Transfers
We may be required to suspend or delay the payment of death benefits, the calculation of Segment Values before and at maturity, surrenders and transfers when We cannot obtain an Index Value under the following circumstances:
(i) the NYSE is closed (other than customary weekend and holiday closings);
(ii) trading on the NYSE is restricted;
(iii) an emergency exists such that We cannot value Segments; or
(iv) during any other period when a regulator by order, so permits.
How to Request a Transfer or Surrender
You can request a transfer or surrender by Written Request or any other method agreed upon by Us.

Minimum amount
Surrenders:	$250*

Maximum amount
Surrenders:	Contract Value
*
The contract value after a partial surrender must be at least $500.

1
By automated partial surrenders
Your financial advisor can help You set up automated partial surrenders. You can start or stop this service by Written
Request or other method acceptable to Us. You must allow 30 days for Us to change any instructions that are currently in place. Automated partial surrenders may be subject to Surrender Charges, MVAs, and taxes.
We currently offer three options, but only one is available at a time:
1. Fixed Dollar Amount - You elect the dollar amount and the frequency. Any automated partial surrender that exceeds the amount in the Interim Account will be deducted pro-rata from all open Segments using the current Segment Value.
You do not have an option to request from which account to surrender.
2. Contingent Return Earnings - You can elect this option if any portion of Your Contract Value is currently allocated to any 1-year Contingent Return Indexed Accounts. On each Contract Anniversary, any positive Contingent Return earnings from 1-year Segments only (up to the Total Surrender Charge Free Amount) will be transferred to the Interim Account under the Automated transfer program (see “Optional Automated Transfer Program”). Each automated partial surrender amount will be equal to the lesser of (1) remaining Interim Account value divided by the number of remaining automated partial surrenders for that Contract Year (based on the frequency you elect) and (2) the amount of

RiverSource Structured Solutions 2 annuity
— Prospectus

Contingent Return earnings transferred to the Interim Account on the Anniversary divided by the number of automated partial surrenders for that Contract Year. If there are no positive Contingent Return earnings or if the Interim Account value is zero, no automated partial surrenders will be processed for the remainder of that Contract Year.
3. Income Choice Monthly Income– If You allocate Your Purchase Payment or Contract Value to Income Choice Indexed
Accounts, Monthly Income is payable to You as automated partial surrenders, unless You choose to transfer the
Monthly Income to the Interim Account according to any procedures that are then currently in effect. Monthly Income is payable on each Monthly Anniversary except the last Monthly Income for the Segment which will be payable on the Day before the Contract Anniversary.
Automated partial surrenders may result in taxes and/or tax penalties on all or part of the amount surrendered.

Minimum amount: $50	(We may waive the minimum amount for options 2 and 3 above)

Maximum amount: None

2
By telephone
Please work with Your financial advisor or call Our corporate office at 1-800-862-7919 to request a surrender
.

Minimum amount
Surrenders:	$250

Maximum amount
Surrenders:	$100,000
We answer telephone requests promptly, but You may experience delays when the call volume is unusually high.
We will honor any telephone transfer or surrender requests that We believe are authentic and We will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as We follow the procedures, We (and Our affiliates) will not be liable for any loss resulting from fraudulent requests.
You may request that telephone transfers or surrenders not be authorized from Your account by writing to Us. Transfers requested during the Transfer Window will be effective as of the next Contract Anniversary.

RiverSource Structured Solutions 2 annuity
— Prospectus 67

Death Benefits
Standard Death Benefit
We will pay the Standard death benefit to Your beneficiary upon Your death if You die before the Annuitization Start Date with the Contract Value greater than zero. If a Contract has more than one person as the Owner, We will pay benefits upon the first to die of any Owner.
If You are age 80 or younger on the application date or the date of the most recent covered life change, We will pay the beneficiary the greatest of:
•
the Contract Value, after any rider charges have been deducted; or
•
the Full Surrender Value; or
•
the Return of Purchase Payment (ROPP) Value.
If You are age 81 or older on the Contract application date or the date of the most recent covered life change, We will pay the beneficiary the greater of:
•
the Contract Value, after any rider charges have been deducted; or
•
the Full Surrender Value.
If You take a partial surrender, the ROPP Value will be reduced proportionally based on the percentage of Contract Value that is withdrawn. This means that if the Contract Value is higher than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the Contract
Value is lower than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is more than the dollar amount withdrawn.
Here are some terms that are used to describe the Standard Death benefit and optional death benefits:
ROPP Value:
is the purchase payment on the Contract Date. Adjusted partial surrenders will be subtracted from the
ROPP Value.
Adjustments for Partial Surrenders:
Adjustments for partial surrenders are calculated for each partial surrender using the following formula:

Adjusted partial surrenders	=	a × b
c

a	=	the amount Your Contract Value is reduced by the partial surrender.
b	=	the applicable ROPP Value or MAV on the date of the partial surrender.
c	=	the Contract Value on the date of (but prior to) the partial surrender.
If You take a partial surrender, the applicable ROPP or MAV will be reduced proportionally based on the percentage of
Contract Value that is withdrawn. This means that if the Contract Value is higher than the ROPP or MAV at the time of a partial surrender, then the ROPP or MAV is reduced by an amount that is less than the dollar amount withdrawn.
Conversely, if the Contract Value is lower than the ROPP or MAV at the time of a partial surrender, then the ROPP or
MAV is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change
: is either continuation of the Contract by a spouse under the Spouse’s Option to Continue
Contract provision, or an ownership change where any Owner after the ownership change was not an Owner prior to the change.
Full Surrender Value
: is the Contract Value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits):
•
less any Surrender Charge, and
•
less any pro rata rider charges, and
•
plus any Market Value Adjustment.
For a spouse who continues the Contract and is age 80 or younger, we set the ROPP Value to the Contract Value on the date of the continuation after any rider charges have been deducted and after any increase to the Contract Value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the Contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, We reset the ROPP Value on the valuation date we receive Your written request for the ownership change to the Contract Value after any rider charges have been deducted, if the Contract

RiverSource Structured Solutions 2 annuity
— Prospectus

Value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, We reset the
ROPP Value to the Contract Value after any rider charges have been deducted on the Business Day We receive Your request for the ownership change.
.
Examples – Standard ROPP Death Benefit:
Assumptions:
•
You purchase the Contract with a payment of $100,000: and
•
During the second Contract Year You take a $5,000 partial surrender. Contract Value will be reduced by the dollar amount of the partial surrender.

#1 Down Market Example:
Contract Value (before the partial surrender):	$ 85,000.00
Purchase payment minus adjusted partial surrenders:
Total purchase payment:	$ 100,000.00
minus adjusted partial surrenders, calculated as:
$5,000 × $100,000 =	–5,882.35
$85,000
for a ROPP death benefit of:	$ 94,117.65
The Full Surrender Value (after the partial surrender):	$ 73,500.00
The Death Benefit is greatest of Contract Value (after the partial surrender), Full Surrender Value and ROPP:	$ 94,117.65

#2 Up Market Example:
Contract Value (before the partial surrender):	$ 110,000.00
Purchase payment minus adjusted partial surrenders:
Total purchase payment:	$ 100,000.00
minus adjusted partial surrenders, calculated as:
$5,000 × $100,000 =	–4,545.45
$110,000
for a ROPP death benefit of:	$ 95,454.55
The Full Surrender Value (after the partial surrender):	$ 97,450.00
The Death Benefit is greatest of Contract Value (after the partial surrender), Full Surrender Value, and ROPP:	$ 105,000.00
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits, which provide a death benefit that equals or exceeds the Standard Death Benefit:
•
ROPP Death Benefit and
•
MAV Death Benefit.
The optional death benefits listed above must be elected at the time You purchase Your Contract. Once You elect a death benefit, You cannot change it; however, the death benefit that applies to Your Contract may change due to an ownership change or continuation of the Contract by the spouse under the Spouse’s Option to Continue Contract provision.
Be sure to discuss with Your financial advisor whether or not this death benefit is appropriate for Your situation.
We
will pay the death benefit to Your beneficiary upon Your death if You die before the Annuitization Start Date with the
Contract Value greater than zero. If a Contract has more than one person as the Owner, We will pay benefits upon the first to die of any Owner.

RiverSource Structured Solutions 2 annuity
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Optional Return of Purchase Payment (ROPP) Death Benefit
The ROPP Death Benefit will pay Your beneficiaries no less than Your purchase payment, adjusted for partial surrenders.
If You die before the annuitization start date and while this Contract is in force, the death benefit will be the greatest of:
•
the Contract Value after any rider charges have been deducted; or
•
the ROPP Value, or
•
the Full Surrender Value.
For a spouse who continues the contract and is age 81 or older, We reset the ROPP Value to the Contract Value on the date of the continuation after any rider charges have been deducted and after any increase to the Contract Value due to the death benefit that would otherwise have been paid. If the spouse who continues the Contract is age 80 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the Contract, if any Owner is age 81 or older We reset the ROPP Value on the Business Day We receive your request for the ownership change to the Contract Value after any rider charges have been deducted, if the Contract Value is less. If all Owners are age 80 or younger, the optional
ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If You take a partial surrender, the ROPP Value will be reduced proportionally based on the percentage of Contract Value that is withdrawn. This means that if the Contract Value is higher than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the Contract
Value is lower than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is more than the dollar amount withdrawn.
For an example, see Appendix E.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if You die while the Contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
•
the Contract Value after any rider charges have been deducted; or
•
the Full Surrender Value; or
•
the ROPP Value; or
•
the MAV.
The MAV equals the ROPP Value prior to the first Contract Anniversary. Ever y Contract Anniversary prior to the earlier of the oldest owner’s 91st birthday and prior to any owner’s death, if the Contract Value is greater than the MAV, We reset the MAV to the Contract Value. The Contract Value used will be after all returns have been calculated and rider fees have been deducted. The MAV is decreased by adjusted partial surrenders. Automatic increases of the MAV will increase the amount of the annual rider charge deduction.
After a covered life change other than for a spouse who continues the Contract, if all owners are age 80 or younger, we reset the MAV on the Business Day we receive your request for the ownership change to the lesser of these two values:
(a) the Contract Value after any rider charges have been deducted, or
(b) the MAV on that date, but prior to the reset.
If any owner is age 81 or older at the time of the covered life change, the MAV death benefit will terminate and the
Standard Death Benefit will apply.
On and after the oldest owner’s 91st birthday, the MAV is not reset annually, but will continue to be adjusted for partial surrenders.
For an example, see Appendix E.
Termination of the ROPP and MAV Riders
These riders cannot be terminated either by You or Us except as follows:
•
If there has been a "covered life change" where You, as redefined, were younger than age 81 for ROPP or older than age 80 for MAV on the date of the "covered life change," then the rider will terminate and the Standard Death Benefit will apply.
•
After the death benefit is paid, the rider will terminate
•
The rider will terminate after a spousal continuation if the spouse is younger than age 81 for ROPP or older than age 80 for MAV on the date of the continuation.
•
On the Annuitization Start Date, the rider will terminate.

RiverSource Structured Solutions 2 annuity
— Prospectus

•
In relation to certain increases to the annual rider fee as described in the Optional Death Benefit provision, Your
Written Request will terminate the rider.
•
Termination of the Contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon Your death.
Upon termination, this rider may not be reinstated.
If You Die Before the Annuitization Start Date
When paying the beneficiary, We will process the death claim on the Business Day Our death claim requirements are fulfilled. We will determine the Contract Value on that Business Day using the method described in “Valuing Your
Investment.” We will pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
When paying multiple beneficiaries, We will process the death claim of each beneficiary on the Business Day when the beneficiary fulfills all death claim requirements. We will determine the beneficiary’s share of the death benefit on that
Business Day using the method described in “Valuing Your Investment.” The remaining Contract Value remains invested as was specified at time of death. We will pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after Our death claim requirements are fulfilled.
Nonqualified annuities
If Your spouse is sole beneficiary and You die before the Annuitization Start Date, Your spouse may keep the Contract as Owner with the Contract Value equal to the death benefit that would otherwise have been paid. To do this Your spouse must, on the date Our death claim requirements are fulfilled, give Us written instructions to continue the
Contract as Owner.
If Your beneficiary is not Your spouse, or Your spouse does not elect spousal continuation, We will pay the beneficiary a single sum unless You give Us other written instructions. Generally, We must fully distribute the death benefit within five years of Your death. However, the beneficiary may receive payments under any annuity payment plan available under this Contract if:
•
the beneficiary elects in writing, and payments begin, no later than one year after Your death, or other date as permitted by the IRS; and
•
the payment period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•
Spouse beneficiary
: If You have not elected an annuity payment plan, and if Your spouse is the sole beneficiary, Your spouse may either elect to treat the Contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payment plan or another plan agreed to by Us. If Your spouse elects a payment option, the payments must begin no later than the year in which You would have reached age 73. If You are age 73 or older at the time of death, payments must begin no later than Dec. 31 of the year following the year of Your death.
Your spouse may elect to assume ownership of the Contract with the Contract Value equal to the death benefit that would otherwise have been paid. To do this Your spouse must, on the date our death claim requirements are fulfilled, give Us written instructions to continue the Contract as Owner.
If You purchased this Contract as an inherited IRA and Your spouse is the sole beneficiary, he or she can elect to continue this Contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on Your life expectancy.
If You purchased this Contract as an inherited IRA and Your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit. The death benefit payable on the death of the spouse beneficiary is the Contract Value.
•
Non-spouse beneficiary:
If You have not elected an annuity payment plan, the beneficiary is required to withdraw his or her entire inherited interest within 10 years of the date of death of the owner unless they qualify as an “eligible designated beneficiary.” Eligible designated beneficiaries may continue to take proceeds out over their life expectancy. Eligible designated beneficiaries include:
•
the surviving spouse;
•
a lawful child of the owner under the age of majority (remaining amount must be withdrawn within 10 years, once the child reaches the age of majority);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA.

RiverSource Structured Solutions 2 annuity
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We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this Contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond the beneficiary’s life or life expectancy for an eligible designated beneficiary. (Payout plans are limited if the beneficiary is not an eligible designated beneficiary.)
•
Annuity payment plan:
If You elect an annuity payment plan which guarantees payments to a beneficiary after death, the payments to Your beneficiary will continue pursuant to the annuity payment plan You elect, subject to adjustment to comply with the IRS rules and regulations.
Any amounts payable or applied by Us as described in this section will be paid upon Our receipt of due proof of death.
This includes all documents needed to complete a beneficiary’s claim including:
•
information sufficient to determine Our liability and the appropriate payee legally entitled to the proceeds; and
•
if proceeds depend on the action of parties other than Us, the date that legal impediments to payment are resolved and sufficient evidence is provided to Us.
If the beneficiary elects an annuity payment plan, such beneficiary shall be the Annuitant for purposes of a lifetime payment plan.
If You Die After the Annuitization Start Date
If You die after the Annuitization Start Date, the death benefit detailed earlier is no longer effective and the amount payable, if any, will depend on the annuity payment plan then in effect.
For more information and a description of the plans, see “Annuity Payment Plans” below.
Death of the Owner.
If an Owner dies after the Annuitization Start Date, Annuity Payments continue to any surviving
Owner, otherwise to the beneficiaries, according to the annuity payment plan in effect.
Death of the Annuitant or of a beneficiary receiving payments under an annuity payment plan:
If the last surviving
Annuitant dies after the Annuitization Start Date, Annuity Payments continue to any surviving Owners, otherwise to the beneficiaries, for the remainder of any guaranteed period. If there is no remaining guaranteed period, Annuity Payments cease.
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the Contract’s Annuitization Start Date (the latest day on which income payments may begin under the Contract) or 2) the date the death benefit is due and payable. If a Contract reaches the
Annuitization Start Date or We determine a death benefit is payable, We will use our best efforts to locate You or designated beneficiaries. If We are unable to locate You or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or You last resided, as shown in Our books and records, or to Our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment and ensure an effective process for Your beneficiaries, it is important that
Your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to Your address or beneficiary designations should be sent to Our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If Your beneficiary steps forward
(with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the Owner (Annuitant for non-natural Owners) or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Annuity Payment Period
As Owner of the Contract, You have the right to decide how and to whom annuity payments will be made starting on the
Annuitization Start Date. You must select one of the annuity payment plans outlined below, or We may mutually agree on other payment arrangements.

We do not deduct Surrender Charges upon annuitization, but Surrender Charges may be applied when electing to exercise liquidity features We may make available under certain annuity payment options.
If You annuitize from the

RiverSource Structured Solutions 2 annuity
— Prospectus

Segments during the MVA Period, We will apply any positive or negative MVA upon annuitization. Additionally, if You annuitize from the Segments before the Segment Maturity Date, the amount applied to Annuity Payments will be based on the Segment Value Calculation. See “Contract Fees, Charges, and Value Adjustments” for more information.
Annuity Payments
Annuity Payments will start on the scheduled Annuitization Start Date. You can change this date as explained in the “Change of Annuitization Start Date” below. If You want to start Annuity Payments before the scheduled
Annuitization Start Date, You can request Annuity Payments to start at any time with 30 Days notice.
The amount applied to an Annuity Payment plan will be the Contract Value on Your Annuitization Start date plus any
Market Value Adjustment (less any applicable premium tax). See “Premium Taxes” below. Additionally, We currently allow
You to use part of the Contract Value ( plus any Market Value Adjustment applicable to that portion of the Contract
Value) to apply to Annuity payments, leaving any remaining Contract Value as currently allocated in any existing
Segments
to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of Your annuity Contract, see “Taxes – Nonqualified Annuities – Annuity payments” and “Taxes – Qualified Annuities – Annuity payments.”
Annuity Payments are fixed and do not participate in the performance of any external Indexes.
The first payment will be made as provided by the selected plan. Before the first payment is sent, We will require satisfactory proof of the Annuitant's (and any Joint Annuitant’s) age and that the Annuitant is alive. We may also require that You exchange this Contract for a supplemental Contract which provides the Annuity Payments.
Annuity payments begin on the Annuitization Start Date.
Change of Annuitization Start Date
The scheduled Annuitization Start Date is the later of:
•
the Contract Anniversary on or after Your 95th birthday, or
•
the 10th Contract Anniversary.
You may change this date to any Contract Anniversary date by Written Request or other method agreed to by Us. The new date cannot be later than the scheduled Annuitization Start Date, unless We agree otherwise.
Annuity Tables
The annuity table in Your Contract shows the amount of the monthly payment for each $1,000 applied to an Annuity
Payment plan according to the Annuitant’s age and, when applicable, the Annuitant’s gender. (Where required by law,
We will use a unisex table of annuity payment rates.)
The table shows the minimum amount of each fixed payment. We declare current payment rates that We use in determining the actual amount of Your fixed annuity payment. The current payment rates will equal or exceed the guaranteed payment rates shown in the table. We will furnish these rates to You upon request.
Annuity Payment Plans
Annuity Payments must be made on a fixed dollar basis. You can schedule receipt of Annuity Payments according to one of the Plans A through D or another plan agreed to by Us. You may choose any one of these annuity payment plans by giving Us written instructions at least 30 days before the Annuitization Start Date:
•
Plan A: Life Income Non-Refund:
We make monthly payments until the Annuitant's death. Payments end with the last payment before the Annuitant's death. We will not make any further payments. This means that if the Annuitant dies after We made only one monthly payment, We will not make any more payments.
•
Plan B: Life Income with Guaranteed Period:
We make monthly payments for a guaranteed payment period of five, ten, or 15 years that You elect. This election will determine the length of the payment period in the event if the
Annuitant dies before the elected period expires. We calculate the guaranteed payment period from the Annuitization
Start Date. If the Annuitant outlives the elected guaranteed payment period, We will continue to make payments until the Annuitant's death.
•
Plan C: Life Income with Installment Refund:
We make monthly payments until the Annuitant's death, with Our guarantee that payments will continue for some period of time. We will make payments for at least the number of months determined by dividing the amount applied under this option by the first monthly payment, whether or not the
Annuitant is living.
•
Plan D: Joint and Survivor Life Income Non-Refund:
We make monthly payments while both the Annuitant and a joint
Annuitant are living. If either Annuitant dies, we will continue to make monthly payments at the full amount until the death of the surviving Annuitant. Payments end with the death of the second Annuitant.

RiverSource Structured Solutions 2 annuity
— Prospectus 73

For Plan A, if the Annuitant dies before the initial payment, no payments will be made and no death benefit is payable to the beneficiary. For Plan B, if the Annuitant dies before the initial payment, the payments will continue for the guaranteed payment period. For Plan C, if the Annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both Annuitants die before the initial payment, no payments will be made and no death benefit is payable to the beneficiary; however, if one Annuitant dies before the initial payment, the payments will continue until the death of the surviving Annuitant.
In addition to the annuity payment plans described above, We may offer additional payment plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the Annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payment plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payments You would otherwise receive or result in payments ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a Surrender Charge (See “Charges — Surrender Charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payment plan requirements for qualified annuities:
If Your Contract is a qualified annuity, You have the
responsibility for electing a payment plan under Your Contract that complies with applicable law. Your Contract describes
Your payment plan options. The options will meet certain IRS regulations governing RMDs if the payment plan meets the incidental distribution benefit requirements, if any, and the payments are made:
•
in equal or substantially equal payments over a period not longer than Your life expectancy or over the joint life expectancy of You and Your designated beneficiary; or
•
over a period certain not longer than Your life expectancy or over the life expectancy of You and Your designated beneficiary.
You must select a payment plan as of the Annuitization Start Date set forth in Your Contract.
If We do not receive instructions:
You must give Us written instructions for the annuity payments at least 30 days before the Annuitization Start Date. If You do not, We will make payments under Plan B, with 120 monthly payments guaranteed.
If monthly payments would be less than $20:
We will calculate the amount of monthly payments at the time amounts are applied to a payment plan. If the calculations show that monthly payments would be less than $20, We have the right to pay the amount that would otherwise have been applied to a plan to the Owner in a lump sum or to change the frequency of the payment.
Death after annuity payments begin:
If You die after annuity payments begin, We will pay any amount payable to any surviving owner, otherwise to the beneficiary as provided in the annuity payment plan in effect.
Premium Taxes
Certain state and local governments impose premium taxes on Us (up to 3.5%). These taxes depend upon Your state of residence or the state in which the Contract was issued. Currently, We deduct any applicable premium tax when annuity payments begin, but We reserve the right to deduct this tax at other times such as when You make the purchase
payment
or when You make a full surrender from Your Contract.
Taxes
Under current law, Your Contract has a tax-deferral feature. Generally, this means You do not pay income tax until there is a taxable distribution (or deemed distribution) from the Contract. We will send a tax information reporting form for any year in which We made a taxable or reportable distribution according to Our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity Contract over the investment in the Contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same Owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payments:
Generally, unlike surrenders described below, the income taxation of annuity payments is subject to exclusion ratios. In other words, in most cases, a portion of each payment will be ordinary income and subject to tax, and a portion of each payment will be considered a return of part of Your investment in the Contract and will not be taxed. All amounts You receive after Your investment in the Contract is fully recovered will be subject to tax. Under
Annuity Payment Plan A: Life annuity — no refund, where the Annuitant dies before Your investment in the Contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction

RiverSource Structured Solutions 2 annuity
— Prospectus

to the Owner for the last taxable year. Under all other annuity payout plans, where the annuity payments end before Your investment in the Contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payments end. (See “Annuity Payment
Period — Annuity Payment Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a Contract is partially annuitized, the investment in the Contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders:
Generally, if You surrender all or part of Your nonqualified annuity before the Annuitization Start date Your surrender will be taxed to the extent that the Contract Value immediately before the surrender exceeds the investment in the Contract. Application of Surrender Charges
and Market Value Adjustments
may alter the manner in which We tax
report the surrender. Different rules may apply if You exchange another contract into this Contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income You make before reaching age 59½
unless certain exceptions apply.
Withholding:
If You receive taxable income as a result of an annuity payment or surrender,
We may deduct federal, and
in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as You have provided us with a valid Social Security Number or Taxpayer Identification Number, and You have a valid U.S. address, You may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payment plan, We generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if You want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless You elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or You are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow You to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payments and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries:
The death benefit under a nonqualified Contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount Your beneficiary receives that exceeds the remaining investment in the Contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.
(See
“Death Benefits — If You Die Before the Annuitization Start Date”)
.
Net Investment Income Tax:
Certain
investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the
lesser
of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts:
For nonqualified annuities, any annual increase in
the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties:
If You receive amounts from Your nonqualified annuity before reaching age 59½, You may have to pay a 10%
IRS penalty on the amount includable in Your ordinary income. However, this penalty will not apply to any amount received:
•
because of Your death or in the event of nonnatural ownership, the death of the Annuitant;
•
because You become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments, made at least annually, over Your life or life expectancy (or joint lives or life expectancies of You and Your beneficiary);

RiverSource Structured Solutions 2 annuity
— Prospectus 75

•
if it is allocable to an investment before Aug. 14, 1982; or
•
if annuity payments are made under immediate annuities as defined by the Code.
Transfer of ownership:
Generally, if You transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original Owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new Owner’s investment in the Contract will be equal to the investment in the Contract at the time of the transfer plus any earnings included in the original Owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if You transfer ownership for a full consideration.
Please consult Your tax advisor for further details.
1035 Exchanges:
Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the Contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply.
Depending on the Contract date of Your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult Your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment:
If You assign or pledge Your Contract as collateral for a loan, earnings on purchase payments You made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to Your retirement plan’s Summary Plan Description, Your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to Your situation.
When You use Your Contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the Contract will not provide any necessary or additional tax deferral. If Your Contract is used to fund an employer sponsored plan,
Your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the Contract.
Annuity payments:
Under a qualified annuity, except a Roth IRA, the entire payment generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which You made non-deductible contributions; or (2)
You rolled after-tax dollars from a retirement plan into Your IRA; or (3) the contract is used to fund a retirement plan and
You or Your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and You direct such payment to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If We accept partial annuitizations, please remember that Your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, You should discuss Your decision and any implications with
Your tax adviser. Because We cannot accurately track certain after-tax funding sources, We will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payments from Roth IRAs:
In general, the entire payment from a Roth IRA can be free from income and penalty taxes if You have attained age 59½ and meet the five year holding period.

RiverSource Structured Solutions 2 annuity
— Prospectus

Surrenders:
Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which You made non-deductible contributions; or (2)
You rolled after-tax dollars from a retirement plan into Your IRA; or (3) the contract is used to fund a retirement plan and
You or Your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and You direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs:
In general, the entire payment from a Roth IRA can be free from income and penalty taxes if
You have attained age 59½ and meet the five year holding period.
Required Minimum Distributions:
Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of Your
Contract at year-end divided by the life expectancy factor. Certain death benefits may be considered in determining the fair market value of Your Contract for RMD purposes. This may cause Your RMD to be higher. You should consult Your tax advisor prior to making a purchase for an explanation of the potential tax implications to You. Inherited IRAs
(including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs:
If You receive taxable income as a result of an annuity
payment or a surrender, We may deduct withholding against the payment. Any withholding represents a prepayment of
Your tax due for the year. You take credit for these amounts on Your annual income tax return. As long as You have provided Us with a valid Social Security Number or Taxpayer Identification Number, You can elect not to have any withholding occur.
If the payment is part of an annuity payment plan, We generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if You want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless You elect a different percentage via our Form W-4R or another acceptable method. The federal income tax withholding requirements differ if We deliver payment outside the United States or You are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above.
If this should be the case, We may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities:
If You receive directly all or part of the Contract Value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payment is made from the plan. Any withholding represents a prepayment of Your tax due for the year. You take credit for these amounts on Your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, You elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20%
withholding. We will withhold 10% of the distribution amount unless You elect otherwise.
•
the payment is one in a series of substantially equal periodic payments, made at least annually, over Your life or life expectancy (or the joint lives or life expectancies of You and Your designated beneficiary) or over a specified period of
10 years or more;
•
the payment is a RMD as defined under the Code;
•
the payment is made on account of an eligible hardship; or
•
the payment is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties:
If You receive amounts from Your qualified Contract before reaching age 59½, You may have to pay a 10%
IRS penalty on the amount includable in Your ordinary income. However, this penalty generally will not apply to any amount received:
•
because of Your death;
•
because You become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments made at least annually, over Your life or life expectancy (or joint lives or life expectancies of You and Your beneficiary);
•
if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•
to pay certain medical or education expenses (IRAs only); or
•
if the distribution is made from an inherited IRA.

RiverSource Structured Solutions 2 annuity
— Prospectus 77

Death benefits to beneficiaries:
The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If You made non-deductible contributions to a traditional IRA, the portion of any distribution from the Contract that represents after-tax contributions is not taxable as ordinary income to Your beneficiary. You are responsible for keeping all records tracking Your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See
“Death Benefits — If You Die Before the Annuitization Start Date”)
.
Change of retirement plan type:
IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, You may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract You have does not support an intra-contract rollover, You are able to request an IRS approved rollover to another annuity contract or other investment product that You choose. If You choose another annuity contract or investment product, You will be subject to new rules, including a new Surrender Charge schedule for an annuity contract, or other product rules as applicable.
Assignment:
You may not assign or pledge Your qualified Contract as collateral for a loan.
Other
Important:
Our discussion of federal tax laws is based upon Our understanding of current interpretations of these laws.
Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, You should consult a tax advisor if You have any questions about taxation of Your Contract.
RiverSource Life’s tax status:
We are taxed as a life insurance company under the Code.
Tax qualification:
We intend that the Contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the Contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the Contract. We reserve the right to amend the Contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the Contract to any applicable changes in the tax qualification requirements. We will send You a copy of any amendments.
Spousal status:
When it comes to Your marital status and the identification and naming of any spouse as a beneficiary or party to Your Contract, We will rely on the representations You make to Us. Based on this reliance, We will issue and administer Your Contract in accordance with these representations. If You represent that You are married and Your representation is incorrect or Your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under Your Contract may be different.
If You have any questions as to the status of Your relationship as a marriage, then You should consult an appropriate tax or legal advisor.
Other Information
General Account
The assets held in in our General Account support the guarantees under Your Contract. No other company or affiliate has any legal responsibility for the guarantees under the Contract. Subject to applicable state law, We have sole discretion to decide how assets of the General Account will be invested. You should be aware that Our General Account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that We issue other types of annuities and insurance products, as well, and these obligations may be satisfied from the assets in Our General Account. Our General Account is not insulated or segregated from the claims of Our creditors. As such, our obligations under the Contract are subject to Our financial strength and claims-paying ability.
The Interim Account that We make available under the Contract is supported by the General Account.
Separate Account
We have exclusive and absolute ownership and control of the assets of the separate account. It is a non-unitized separate account established by Us under Minnesota law for the purpose of holding reserves for Our obligations for the
Indexed Accounts available under the Contract. The assets in this separate account are subject to Our general liabilities from business operations and to claims by Our creditors. You do not share in the investment performance of assets allocated to the separate account. All investment income, gains, and losses (whether or not the gains and losses are realized) from assets allocated to the separate account are borne by Us. The obligations under the Contract are independent of the investment performance of the separate account and are the obligations of Us.

RiverSource Structured Solutions 2 annuity
— Prospectus

Distribution
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the Contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474.
RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•
Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the
Contract.
•
The Contracts are continuously offered to the public through authorized selling firms. We and RiverSource
Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the
Contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when Contracts are returned under the free look period.
Payments to Selling Firms
•
We may use compensation plans which vary by selling firm. These plans pay selling firms a commission that will not exceed 6.00% each time You make a purchase payment. We may also pay ongoing trail commissions of up to 1.00%
of the Contract Value. We do not pay or withhold payment of commissions based on which investment options You select.
•
In addition to commissions, We may, in order to promote sales of the Contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation.
We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•
sponsorship of marketing, educational, due diligence and compliance meetings and conferences We or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•
marketing support related to sales of the Contract including for example, the creation of marketing materials, advertising and newsletters;
•
providing service to Contract Owners; and
•
funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to sell the
Contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the Contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the Contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•
revenues We receive from fees and expenses that You will pay when buying, owning and surrendering the Contract;
•
revenues We receive from other contracts and policies We sell that are not securities and other businesses We conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the Contract. However, You may pay part or all of the commissions and other compensation described above indirectly through fees and expenses We collect from Contract Owners, including Surrender Charges.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•
give selling firms a heightened financial incentive to sell the Contract offered in this prospectus over another investment with lower compensation to the selling firm.
•
cause selling firms to encourage their financial advisors to sell You the Contract offered in this prospectus instead of selling You other alternative investments that may result in lower compensation to the selling firm.
•
cause selling firms to grant Us access to its financial advisors to promote sales of the Contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•
The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

RiverSource Structured Solutions 2 annuity
— Prospectus 79

•
To inform Yourself of any potential conflicts of interest, ask Your financial advisor before You buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if You buy the Contract.
Legal Proceedings
RiverSource Life (the Company) is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships.
Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc.
receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors
Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the
Company’s consolidated financial condition, results of operations or liquidity. However, at this time, the Company does not believe any such action or proceeding will have a material adverse effect upon the ability of RiverSource Distributors to perform its contract with the Company, or the ability of the Company to meet its obligations under the Contracts.
Financial Statements
The financial statements of RiverSource Life are included in the SAI.
Information on RiverSource Life Insurance Company
RiverSource Life
RiverSource Life Insurance Company (“RiverSource Life”) issues the Contracts. RiverSource Life is a stock life insurance company organized in 1957 under the laws of the state of Minnesota and is located at 829 Ameriprise Financial Center,
Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of
Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including registered indexed linked annuity contracts) and life insurance policies.
Our obligations under the Contract are subject to Our financial strength and claims-paying ability.
Available Information
This prospectus is part of a registration statement We file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials We file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC, including RiverSource Life. This prospectus, other information about the
Contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

RiverSource Structured Solutions 2 annuity
— Prospectus

Appendix
A
: Investment Options Available Under the Contract
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the
Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed
Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at
riversource.com/structuredannuityrates
.
Note: If amounts are removed from a Segment before the Segment Maturity Date, the amount is determined based on the Segment Value Calculation. Additionally, if amounts are removed from a Segment before the end of the MVA
Period, We may apply an MVA. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Segment until the maturity date or until the end of the MVA Period. See “Contract Fees, Charges, and Value Adjustments” and “Crediting Methods” for more information.
For Contracts with applications signed on or after May 4, 2026

	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts
iShares U.S. Real Estate ETF 1-year with -10% Buffer	iShares U.S. Real Estate ETF	ETF	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 1-year with -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -10% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -15% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -20% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -10% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -15% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -25% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus 81

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
MSCI Emerging Markets 1-year with -10% Buffer	MSCI Emerging Markets	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 1-year with -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 1-year with -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Russell 2000 3-year with -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -100% Buffer †	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus 83

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500 3-year with -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -100% Buffer †	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-100%	Buffer	3%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -100% Buffer †	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-100%	Buffer	4%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus

F
or Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 1-year with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year with -100% Buffer †	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year with -100% Buffer †	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Point-to-Point with a Buffer	-100%	Buffer	3%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus 85

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 6-year with -100% Buffer †	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Point-to-Point with a Buffer	-100%	Buffer	4%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Standard with Annual Fee (Reduction Rate) Indexed Accounts
Nasdaq 100 1-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 3-year with Annual Fee and -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 1-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard with Annual Fee (Reduction Rate) Indexed Accounts-continued
Russell 2000 3-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee and -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee and -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee and -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus 87

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard with Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 3-year with Annual Fee and -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee and -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Dual Directional Indexed Accounts
S&P 500 1-year Dual Directional with -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500 3-year Dual Directional with -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus 89

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Dual Directional with Annual Fee (Reduction Rate) Indexed Accounts
S&P 500 1-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 1-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional with Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 1-year Dual Directional with Annual Fee and -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	95%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 3-year Dual Directional with Annual Fee and -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year Dual Directional with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Contingent Return Indexed Accounts
S&P 500 1-year Contingent Return with -10% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500 1-year Contingent Return with -15% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%

RiverSource Structured Solutions 2 annuity
— Prospectus 91

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500 1-year Contingent Return with -20% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500 2-year Contingent Return with -10% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500 2-year Contingent Return with -15% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500 2-year Contingent Return with -20% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500 3-year Contingent Return with -10% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500 3-year Contingent Return with -15% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500 3-year Contingent Return with -20% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500 6-year Contingent Return with -10% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Contingent Return	90%
S&P 500 6-year Contingent Return with -15% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Contingent Return	85%
S&P 500 6-year Contingent Return with -25% Buffer	S&P 500	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Contingent Return	75%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed on or after May 4, 2026
(continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 6-year Contingent Return with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Contingent Return Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Contingent Return	75%
Income Choice Indexed Accounts
S&P 500 1-year Income Choice with -10% Buffer §	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500 1-year Income Choice with -20% Buffer §	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -10% Buffer §	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -20% Buffer §	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
*
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the
Index return and cause the Index to underperform a direct investment in the securities composing the Index.
†
Not available for Contracts issued in Oregon
§
Not available for Contracts issued in Missouri

RiverSource Structured Solutions 2 annuity
— Prospectus 93

For Contracts with applications signed prior to May 4, 2026

	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts
iShares U.S. Real Estate ETF 1-year with -10% Buffer	iShares U.S. Real Estate ETF	ETF	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 1-year with -10% Buffer	MSCI EAFE	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -10% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -15% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 3-year with -20% Buffer	MSCI EAFE	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -10% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -15% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI EAFE 6-year with -25% Buffer	MSCI EAFE	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
MSCI Emerging Markets 1-year with -10% Buffer	MSCI Emerging Markets	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 1-year with -10% Buffer	Nasdaq 100	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Nasdaq 100 3-year with -10% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 3-year with -20% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap Rate	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Nasdaq 100 6-year with -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 1-year with -10% Buffer	Russell 2000	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -10% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 3-year with -20% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus 95

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
Russell 2000 6-year with -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Russell 2000 6-year with -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -15% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -20% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -25% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-25%	Buffer	2%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 1-year with -100% Buffer †	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-100%	Buffer	2%	Minimum Cap	0%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -10% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 3-year with -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Standard Indexed Accounts-continued
S&P 500 3-year with -20% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
S&P 500 6-year with -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
							0%	Maximum Total Reduction Rate
Dual Directional Indexed Accounts
S&P 500 1-year Dual Directional with -10% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 1-year Dual Directional with -15% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 1-year Dual Directional with -20% Buffer	S&P 500	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -10% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -15% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -20% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500 3-year Dual Directional with -25% Buffer	S&P 500	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
S&P 500 6-year Dual Directional with -10% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500 6-year Dual Directional with -15% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500 6-year Dual Directional with -25% Buffer	S&P 500	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation

RiverSource Structured Solutions 2 annuity
— Prospectus 97

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Dual Directional Indexed Accounts-continued
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 1-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	6%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-20%	Buffer	6%	Minimum Cap	80%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 3-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	6%	Minimum Cap	75%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	90%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	85%
							100%	Minimum Upside Participation
S&P 500/Russell 2000 (Lesser of) 6-year Dual Directional with -25% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	6 years	Dual Directional Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	75%
							100%	Minimum Upside Participation
Annual Lock Indexed Accounts
S&P 500 3-year Annual Lock with -10% Buffer	S&P 500	Market Index	3 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	99.9%
S&P 500 6-year Annual Lock with -10% Buffer	S&P 500	Market Index	6 years	Annual Lock with a Buffer	-10%	Buffer	2%	Minimum Cap	100%
Contingent Return Indexed Accounts
S&P 500 1-year Contingent Return with -10% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500 1-year Contingent Return with -15% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500 1-year Contingent Return with -20% Buffer	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500 2-year Contingent Return with -10% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500 2-year Contingent Return with -15% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Contingent Return Indexed Accounts-continued
S&P 500 2-year Contingent Return with -20% Buffer	S&P 500	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500 3-year Contingent Return with -10% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500 3-year Contingent Return with -15% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500 3-year Contingent Return with -20% Buffer	S&P 500	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	2%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 2-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	2 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	2%	Minimum Contingent Return	80%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -10% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-10%	Buffer	3%	Minimum Contingent Return	90%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -15% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-15%	Buffer	3%	Minimum Contingent Return	85%
S&P 500/Russell 2000 (Lesser of) 3-year Contingent Return with -20% Buffer	S&P 500/ Russell 2000 (Lesser of)	Market Index	3 years	Contingent Return Point-to-Point with a Buffer	-20%	Buffer	3%	Minimum Contingent Return	80%
S&P 500 1-year Contingent Return with -30% Trigger §	S&P 500	Market Index	1 year	Contingent Return Point-to-Point with a Trigger	-30%	Trigger	1%	Minimum Contingent Return	100%
S&P 500/Russell 2000 (Lesser of) 1-year Contingent Return with -30% Trigger §	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Contingent Return Point-to-Point with a Trigger	-30%	Trigger	1%	Minimum Contingent Return	100%
Income Choice Indexed Accounts
S&P 500 1-year Income Choice with -10% Buffer §	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%

RiverSource Structured Solutions 2 annuity
— Prospectus 99

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Income Choice Indexed Accounts-continued
S&P 500 1-year Income Choice with -15% Buffer §	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Annualized Income Rate	85%
S&P 500 1-year Income Choice with -20% Buffer §	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500 1-year Income Choice with -25% Buffer §	S&P 500	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-25%	Buffer	1%	Minimum Annualized Income Rate	75%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -10% Buffer §	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-10%	Buffer	1%	Minimum Annualized Income Rate	90%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -15% Buffer §	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-15%	Buffer	1%	Minimum Annualized Income Rate	85%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -20% Buffer §	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-20%	Buffer	1%	Minimum Annualized Income Rate	80%
S&P 500/Russell 2000 (Lesser of) 1-year Income Choice with -25% Buffer §	S&P 500/ Russell 2000 (Lesser of)	Market Index	1 year	Income Choice Point-to-Point with a Buffer	-25%	Buffer	1%	Minimum Annualized Income Rate	75%
Annual Fee (Reduction Rate) Indexed Accounts
Nasdaq 100 6-year with Annual Fee and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Annual Fee (Reduction Rate) Indexed Accounts-continued
S&P 500 6-year with Annual Fee and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Annual Fee (Reduction Rate) Plus Indexed Accounts
Nasdaq 100 3-year with Annual Fee Plus and -15% Buffer	Nasdaq 100	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee Plus and -10% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee Plus and -15% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Nasdaq 100 6-year with Annual Fee Plus and -25% Buffer	Nasdaq 100	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 3-year with Annual Fee Plus and -15% Buffer	Russell 2000	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee Plus and -10% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
Russell 2000 6-year with Annual Fee Plus and -15% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate

RiverSource Structured Solutions 2 annuity
— Prospectus 101

For Contracts with applications signed prior to May 4, 2026 (continued)
	Index*	Type of Index	Segment Duration	Crediting Method	Protection Limit on Index Loss (if held until Segment maturity)		Minimum Limit on Index Gain (for the life of the Indexed Account)		Maximum Loss on Segment Maturity Date
Annual Fee (Reduction Rate) Plus Indexed Accounts-continued
Russell 2000 6-year with Annual Fee Plus and -25% Buffer	Russell 2000	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 1-year with Annual Fee Plus and -10% Buffer	S&P 500	Market Index	1 year	Point-to-Point with a Buffer	-10%	Buffer	2%	Minimum Cap	95%
							100%	Minimum Upside Participation
							5%	Maximum Total Reduction Rate
S&P 500 3-year with Annual Fee Plus and -15% Buffer	S&P 500	Market Index	3 years	Point-to-Point with a Buffer	-15%	Buffer	6%	Minimum Cap	100%
							100%	Minimum Upside Participation
							15%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee Plus and -10% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-10%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee Plus and -15% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-15%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
S&P 500 6-year with Annual Fee Plus and -25% Buffer	S&P 500	Market Index	6 years	Point-to-Point with a Buffer	-25%	Buffer	8%	Minimum Cap	100%
							100%	Minimum Upside Participation
							30%	Maximum Total Reduction Rate
*
Each of the Indexes is a “price return index,” not a “total return” Index, and therefore does not reflect dividends paid on the securities composing
Index. Additionally, the iShares U.S. Real Estate ETF deducts underlying fund fees or expenses when calculating performance. This will reduce the
Index return and cause the Index to underperform a direct investment in the securities composing the Index.
†
Not available for Contracts issued in Oregon
§
Not available for Contracts issued in Missouri
We will not offer Indexed Accounts with Caps, Contingent Returns, or Annualized Income Rates below 0.25%; Upside
Participation Rates below 100%; or Total Reduction Rates above 30%.
We guarantee that the S&P 500 1-year with -10% Buffer Indexed Account will always be available with a Guaranteed
Minimum Cap of 2%.

In such case, if You invest in this Indexed Account with a -10% Buffer and hold the Segment until the maturity date, You could lose up to 90% of Your investment, including any prior earnings, due to negative
Index performance. There is no guarantee the Contract will offer any indexed accounts that limit Index loss other than the S&P 500 1 year with -10% Buffer Indexed Account. Without downside protection there is risk of loss of the entire amount invested.
See “Investment Options – Discontinuation and Substitution of Indexes and Indexed Accounts”
for more information.

RiverSource Structured Solutions 2 annuity
— Prospectus

The following is a list of Fixed Option(s) currently available under the Contract. We may change the features of the Fixed
Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
See “Investment Options – Interim Account” for more information.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.

Name	Contract Issue Year:	Minimum Guaranteed Interest Rate
Interim Account	2026	2.40%
	2025	2.65%
	2024	3.00%

RiverSource Structured Solutions 2 annuity
— Prospectus 103

Appendix B: State Variations
The following information is a summary of the states where RiverSource
Structured Solutions
2 annuity contracts or
certain features and/or benefits vary from the Contract’s features and benefits as previously described in this prospectus. Certain provisions of the Contract may be different from the general description in this prospectus due to variations required by a state. The state in which your Contract is issued governs whether certain options are available or will vary under Your Contract. Any state variations will be included in Your Contract or endorsements attached to Your
Contract.

State	Feature or Benefit	Variations or Availability
Arizona	Purchase – Right to Examine and Cancel
If You are 65 years of age or older on the
Contract date or Your Contract is a
replacement of another insurance or annuity
contract, You may return the Contract within
30 days from the date You received it.

California	Purchase – Right to Examine and Cancel
If You are 60 years of age or older on the
Contract Date or Your Contract is a
replacement of another insurance or annuity
contract, You may return the Contract within
30 days from the date You received it.

	Nursing Home Waiver	Any reference to the “Nursing Home Waiver” provision is replaced with a reference to “Waiver of Surrender Charges for Qualified Long-Term Care Services”.
Connecticut	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 10 days from the date You received it.
Delaware	Purchase – Right to Examine and Cancel
If Your Contract is a replacement of another
insurance or annuity contract, You may
return the Contract within 20 days from the
date You received it.
If Your Contract is a replacement of another
insurance or annuity contract, upon
cancellation We will refund all purchase
payments which You have paid less any
payments We have made to You.

District of Columbia	Purchase – Right to Examine and Cancel
If Your Contract is a replacement of another
insurance or annuity contract, You may
return the Contract within 10 days from the
date You received it.

If You cancel a non-IRA contract, upon such
cancellation We will refund all purchase
payments which You have paid less any
payments We have made to You.

Florida	Purchase – Right to Examine and Cancel
You may return the Contract within 21 days
from the date You received it. If Your
Contract is a replacement of another
insurance or annuity contract, You may
return the Contract within 21 days from the
date You received it.

Surrender Charge
If the Owner on the Contract Date is age 65
or older on that date, the Surrender Charge
applied to a full surrender or to any partial
surrender is subject to a maximum of 10%
of the amount surrendered.

Georgia	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 10 days from the date You received it.

RiverSource Structured Solutions 2 annuity
— Prospectus

State	Feature or Benefit	Variations or Availability
Idaho	Purchase – Right to Examine and Cancel
You may return the Contract within 20 days
from the date You received it. If Your
Contract is a replacement of another
insurance or annuity contract, You may
return the Contract within 20 days from the
date You received it.

Illinois	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 20 days from the date You received it.
Indiana	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 20 days from the date You received it.
Kansas	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 20 days from the date You received it.
Massachusetts	All contracts are issued on a unisex basis	All contracts are issued on a unisex basis.
	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 20 days from the date You received it.
	Nursing Home Waiver	The nursing home waiver is not available in the state of Massachusetts.
	Terminal Illness Waiver	The reference the “Terminal Illness Waiver” provision is replaced with the reference to “Waiver of surrender charges in the event of total and permanent disability".
Maryland	Purchase – Right to Examine and Cancel
If Your Contract is a replacement of another
insurance or annuity contract, You may
return the Contract within 30 days from the
date You received it.

If You cancel a non-IRA contract, upon such
cancellation We will refund all purchase
payments which You have paid less any
payments We have made to You.

Michigan	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 10 days from the date You received it.

RiverSource Structured Solutions 2 annuity
— Prospectus 105

State	Feature or Benefit	Variations or Availability
Missouri	Purchase – Right to Examine and Cancel	If You cancel a non-IRA contract, upon such cancellation We will refund the entire purchase payment which You have paid less any payments We have made to You.
	Trigger	The Trigger protection option is not available.
	Crediting Methods for the Indexed Accounts	Indexed Accounts with the following Crediting Methods are not available: • Contingent Return Point-to-Point with a Trigger • Income Choice Point-to-Point with a Buffer
Terminal Illness Diagnosis
The first sentence in the second
paragraph in the “Contract Fees, Charges
and Value Adjustments - Contingent
events” section is replaced with the
following:

Surrenders You make if You are diagnosed
after the Contract Date with a medical
condition that with reasonable medical
certainty will result in death within 12
months or less from the date of the
diagnosis. The surrender request must be
received after the first contract
anniversary.

Interest on death benefit proceeds provision
If the death benefit is not paid within
seven Days of receipt of due proof of
death, interest shall accrue and be
payable from the eighth Day following the
date that due proof of death is received by
Us. Interest shall accrue at the rate or
rates applicable to the contract for funds
left on deposit with Us.

If the death benefit is not paid within 30
Days of receipt of due proof of death, We
will pay additional interest at a rate of
10% annually beginning on the 31st Day.

Montana	Interest on death claims provision
Payment of the death benefit will be made
within 60 Days from the date We receive
due proof of death. If the payment is
delayed more than 30 Days from the date
We receive due proof of death, interest
will be paid from the 30th Day to the date
of the payment at a rate of interest not
less than the rate required by Montana
law.

Nebraska	Purchase – Right to Examine and Cancel
If Your Contract is a non-IRA contract and
is not a replacement of another insurance
or annuity contract, upon cancellation We
will refund all purchase payments which
You have paid less any payments We have
made to You.

Interest on death claims provision
Payment of the death benefit will be made
within 30 Days from the date We receive
due proof of death. If the payment is
delayed more than 30 Days from the date
We receive due proof of death, interest
will be paid from the 30th Day to the date
of the payment at a rate of interest not
less than the rate required by Nebraska
law.

RiverSource Structured Solutions 2 annuity
— Prospectus

State	Feature or Benefit	Variations or Availability
New Jersey	Terminal Illness Diagnosis
The first sentence in the second paragraph
in the “Contract Fees, Charges and Value
Adjustments - Contingent events” section is
replaced with the following:

Surrenders You make if You are diagnosed
with a medical condition that with
reasonable medical certainty will result in
death within 12 months or less from the
date of the diagnosis.

North Dakota	Purchase – Right to Examine and Cancel
You may return the Contract within 20 days
from the date You received it. If Your
Contract is a replacement of another
insurance or annuity contract, You may
return the Contract within 20 days from the
date You received it.

Interest on death claims provision
Interest will be paid on the death benefit
from the date of death until the date of the
lump sum payment or election of an Annuity
Payment plan at a rate of interest not less
than that required by law.

Oklahoma	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 20 days from the date You received it.
Oregon	Purchase – Right to Examine and Cancel
If Your Contract is a non-IRA contract and is
not a replacement of another insurance or
annuity contract, upon cancellation We will
refund all purchase payments which You
have paid less any payments We have made
to You.

The -100% Buffer indexed accounts are not
available.

Pennsylvania	Purchase – Right to Examine and Cancel
If You cancel this contract, upon
cancellation We will refund the greater of all
purchase payments which You have paid
less any payments We have made or the
contract value as of the business day We
receive the contract.

If this contract is intended to replace an
existing contract, Your right to examine this
contract is 20 Days. If the existing contract
was issued by Us, Your right to examine this
contract is extended to 45 Days.

Rhode Island	Purchase – Right to Examine and Cancel
You may return the Contract within 20 days
from the date You received it. If Your
Contract is a replacement of another
insurance or annuity contract, You may
return the Contract within 30 days from the
date You received it.

Interest on death claims provision
Interest will be paid on the death benefit
from the date of death until the date of the
lump sum payment or election of an Annuity
Payment plan at a rate of interest not less
than that required by law.

Tennessee	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 20 days from the date You received it.

RiverSource Structured Solutions 2 annuity
— Prospectus 107

State	Feature or Benefit	Variations or Availability
Texas	Purchase – Right to Examine and Cancel
You may return the Contract within 20 days
from the date You received it. If Your
Contract is a replacement of another
insurance or annuity contract, You may
return the Contract within 30 days from the
date You received it.

Terminal Illness Diagnosis provision
The first sentence in the second bullet in
the “Contingent Event” section is replaced
with the following:

Surrenders You make if You are diagnosed
on or after the Contract Date with a medical
condition that with reasonable medical
certainty will result in death within 12
months or less from the date of the
diagnosis.

Utah	Contract Fees, Charges and Value Adjustments – Optional Death Benefit Charges: - Return of Purchase Payment (ROPP) Rider Benefit Charges - MAV Death Benefit Rider Charges
We pro-rate this charge among the Indexed
Accounts, but not the Interim Account, in
the same proportion Your interest in each
account bears to Your total Contract Value in
the Indexed Accounts on Your Contract
Anniversary.

Virginia	Purchase – Right to Examine and Cancel	If Your Contract is a replacement of another insurance or annuity contract, You may return the Contract within 10 days from the date You received it.
Washington	Purchase – Right to Examine and Cancel
If Your Contract is a replacement of another
insurance or annuity contract, You may
return the Contract within 20 days from the
date You received it.

If You cancel a non-IRA contract, upon such
cancellation We will refund all purchase
payments which You have paid less any
payments We have made to You.

Terminal Illness Diagnosis
The first sentence in the second bullet in
the “Contingent Event” section is replaced
with the following:

Surrenders You make if You are diagnosed
in the second or later Contract Years with a
medical condition that with reasonable
medical certainty will result in death within
24 months or less from the date of the
diagnosis.

Wyoming	Interest on death claims provision
Payment of the death benefit will be made
within 45 Days from the date We receive
due proof of death. Interest will be paid on
the death benefit from the date of death
until the date of the lump sum payment or
election of an Annuity Payment plan at a
rate of interest not less than that required
by law.

RiverSource Structured Solutions 2 annuity
— Prospectus

Appendix C: Examples
–
Investment Base Adjustment and
Segment Value Change due to Partial Surrender
The following examples illustrate how the Investment Base and Segment Value are impacted by partial surrenders. Two examples are shown: one where the Segment has a loss at the time of the partial surrenders and another where the
Segment has a gain at the time of the partial surrenders.
For each Segment, the Segment Value is reduced by the dollar amount of the partial surrender and the Investment Base will be reduced proportionally based on the percentage of Segment Value that is withdrawn. If at the time of the partial surrender the Segment Value is less than the Investment Base, the Investment Base will be reduced by an amount greater than the dollar amount of the partial surrender. If at the time of surrender the Segment Value is greater than the
Investment Base, the Investment Base will be reduced by an amount less than the dollar amount of the partial surrender. The reduced Investment Base will impact all future daily Segment Values including the Segment Value on the
Segment Maturity Date.
The examples assume You allocate to a Standard Indexed Account, but the basic calculations are the same for all
Indexed Account types.
All partial surrenders are assumed to include any applicable Surrender Charges and market value adjustments.
Segment with Loss at time of Partial Surrenders

1. Investment Base prior to the Surrender	$ 100,000.00
2. Proxy Value	80.00%
3. Segment Value prior to the Surrender ($100,000 × 80%)	$ 80,000.00

4. Amount of Partial Surrender	$ 20,000.00
5. The Investment Base is reduced by 25%, the same proportion as the Segment Value that is withdrawn ($20,000/$80,000 × $100,000)	$ 25,000.00
6. Investment Base after the Surrender ($100,000 – $25,000)	$ 75,000.00
7. The Segment Value after the Surrender equals the new Investment Base multiplied by the Proxy Value ($75,000 × 80%). Note that this resulting value equals the Segment Value prior to the Surrender less the Amount of the Partial Surrender ($80,000 – $20,000).	$ 60,000.00
Assume a second partial surrender is taken before the Segment Maturity Date:

8. Investment Base prior to the Surrender	$ 75,000.00
9. Proxy Value	70.00%
10. Segment Value prior to the Surrender ($75,000 × 70%)	$ 52,500.00

11. Amount of Partial Surrender	$ 5,250.00
12. The Investment Base is reduced by 10%, the same proportion as the Segment Value that is withdrawn ($5,250/$52,500 × $75,000)	$ 7,500.00
13. Investment Base after the Surrender ($75,000 – $7,500)	$ 67,500.00
14. The Segment Value after the Surrender equals the new Investment Base multiplied by the Proxy Value ($67,500 × 70%). Note that this resulting value equals the Segment Value prior to the Surrender less the Amount of the Partial Surrender ($52,500 – $5,250).	$ 47,250.00
Assuming no additional surrenders are taken:
•
On all future dates prior to the Segment Maturity Date, the Segment Value will equal the new Investment Base multiplied by the proxy value that is calculated on that date.
•
On the Segment Maturity Date, the Segment Value will equal the new Investment Base multiplied by (1 + Segment rate of return).

15. Segment Rate of Return at Maturity	0.00%
16. The Segment Value at Maturity equals the new Investment Base multiplied by (1 + Segment Rate of Return) ($67,500 × (1 + 0%))	$ 67,500.00
Segment with Gain at time of Partial Surrender

1. Investment Base prior to the Surrender	$ 100,000.00

RiverSource Structured Solutions 2 annuity
— Prospectus 109

2. the Proxy Value	105.00%
3. Segment Value prior to the Surrender ($100,000 × 105%)	$ 105,000.00

4. Amount of Partial Surrender	$ 10,500.00
5. The Investment Base is reduced by 10%, the same proportion as the Segment Value that is withdrawn ($10,500/$105,000 × $100,000)	$ 10,000.00
6. Investment Base after the Surrender ($100,000 – $10,000)	$ 90,000.00
7. The Segment Value after the Surrender equals the new Investment Base multiplied by the Proxy Value ($90,000 × 105%). Note that this resulting value equals the Segment Value prior to the Surrender less the Amount of the Partial Surrender ($105,000 – $10,500).	$ 94,500.00
Assume a second partial surrender is taken before the Segment Maturity Date:

8. Investment Base prior to the Surrender	$ 90,000.00
9. the Proxy Value	110.00%
10. Segment Value prior to the Surrender ($90,000 × 110%)	$ 99,000.00

11. Amount of Partial Surrender	$ 19,800.00
12. The Investment Base is reduced by 20%, the same proportion as the Segment Value that is withdrawn ($19,800/$99,000 × $90,000)	$ 18,000.00
13. Investment Base after the Surrender ($90,000 – $18,000)	$ 72,000.00
14. The Segment Value after the Surrender equals the new Investment Base multiplied by the lesser of the Proxy Value ($72,000 × 110%). Note that this resulting value equals the Segment Value prior to the Surrender less the Amount of the Partial Surrender ($99,000 – $19,800).	$ 79,200.00
Assuming no additional surrenders are taken:
•
On all future dates prior to the Segment Maturity Date, the Segment Value will equal the new Investment Base multiplied by the proxy value that is calculated on that date.
•
On the Segment Maturity Date, the Segment Value will equal the new Investment Base multiplied by (1 + Segment rate of return).

15. Segment Rate of Return at Maturity	0.00%
16. The Segment Value at Maturity equals the new Investment Base multiplied by (1 + Segment Rate of Return) ($72,000 × (1 + 0%))	$ 72,000.00

RiverSource Structured Solutions 2 annuity

— Prospectus

Appendix D: Example – Surrender Charges
The amount that represents the purchase payment surrendered is calculated using a prorated formula based on the percentage of Your Contract Value being surrendered. As a result, the amount that represents the purchase payment surrendered may be greater than Your Contract Value surrendered. We determine the amount that represents the purchase payment surrendered (PPS), the purchase payment not subject to a Surrender Charge (PPF), and the purchase payment which could be subject to a Surrender Charge (PPSC) by the following formula:

PPS	=	PPSC + PPF
PPSC	=	(PS – FA) / (CV – FA) × (PP – PPF), but not less than zero
PPF	=	FA - "Contract earnings", but not less than zero
PP	=	the purchase payment not previously surrendered (purchase payment – PPS)
PS	=	Amount the Contract Value is reduced by the surrender
FA	=	the “Total Surrender Charge Free Amount”
CV	=	Contract Value prior to the surrender
When determining the Surrender Charge, Contract earnings are defined as the Contract Value, less the purchase payment not previously surrendered.
The examples below show how the Surrender Charge for a full and partial surrender is calculated. Each example illustrates the amount of the Surrender Charge for both a Contract that experiences gains and a Contract that experiences losses, given the same set of assumptions.
Full Surrender Charge calculation
This is an example of how We calculate the Surrender Charge on a Contract with the following history:
Assumptions:
•
We receive a $100,000 purchase payment;
•
During the third Contract Year You surrender the Contract for its total value. The Surrender Charge percentage in the third Contract year is 8.00%; and
•
You have made no prior surrenders.
We will look at two situations, one where the Contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract Value just prior to surrender:	$ 120,000.00	$ 80,000.00
	Contract Value on prior anniversary:	$ 114,000.00	$ 84,000.00
We calculate the Surrender Charge as follows:
Step 1.	First, We determine the amount of earnings available in the Contract at the time of surrender as:
	Contract Value just prior to surrender (CV):	$ 120,000.00	$ 80,000.00
	Less the purchase payment received and not previously surrendered (PP):	$ 100,000.00	$ 100,000.00
	Earnings in the Contract (but not less than zero):	$ 20,000.00	$ 0.00
Step 2.	Next, We determine the Total Surrender Charge Free Amount (FA) available in the Contract as the greatest of the following values:
	Earnings in the Contract:	$ 20,000.00	$ 0.00
	10% of the prior anniversary’s Contract Value:	$ 11,400.00	$ 8,400.00
	FA (but not less than zero):	$ 20,000.00	$ 8,400.00
Step 3.	Next We determine PPF, the amount by which the Total Surrender Charge Free Amount (FA) exceeds earnings.
	Total Surrender Charge Free Amount (FA):	$ 20,000.00	$ 8,400.00
	Less earnings in the Contract:	$ 20,000.00	$ 0.00
	PPF (but not less than zero):	$ 0.00	$ 8,400.00
Step 4.	Next We determine PS, the amount by which the Contract Value is reduced by the surrender.
	PS:	$ 120,000.00	$ 80,000.00
Step 5.	Now We can determine how much of the PP is being surrendered (PPS) as follows:

RiverSource Structured Solutions 2 annuity

— Prospectus

			Contract with Gain	Contract with Loss
	PPS	= PPF + PPSC
= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	$ 0.00	$ 8,400.00
		PS from Step 4 =	$ 120,000.00	$ 80,000.00
		CV from Step 1 =	$ 120,000.00	$ 80,000.00
		FA from Step 2 =	$ 20,000.00	$ 8,400.00
		PP from Step 1 =	$ 100,000.00	$ 100,000.00
		PPS =	$ 100,000.00	$ 100,000.00
Step 6.		We then calculate the Surrender Charge as a percentage of PPS. Note that for a Contract with a loss, PPS may be greater than the amount You request to surrender:
		PPS:	$ 100,000.00	$ 100,000.00
		less PPF:	$ 0.00	$ 8,400.00
		PPSC = amount of PPS subject to a Surrender Charge:	$ 100,000.00	$ 91,600.00
		multiplied by the Surrender Charge rate:	X8.0%	X8.0%
		Surrender Charge:	$ 8,000.00	$ 7,328.00
Step 7.		The dollar amount You will receive as a result of Your full surrender is determined as:
		Contract Value surrendered:	$ 120,000.00	$ 80,000.00
		MVA amount due to the surrender:	3,000 +$	3,000 +$
		Surrender Charge:	($ 8,000.00)	($ 7,328.00)
		Net full surrender proceeds:	$ 115,000.00	$ 75,672.00

Partial Surrender Charge calculation:
This is an example of how We calculate the Surrender Charge on a Contract with the following history:
Assumptions:
•
We receive a single $100,000 purchase payment;
•
During the third Contract Year You request a net partial surrender of $30,000.00. The Surrender Charge percentage in the third Contract Year is 8.0%; and
•
You have made no prior surrenders.
We will look at two situations, one where the Contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract Value just prior to partial surrender:		$ 120,000.00	$ 80,000.00
Contract Value on prior anniversary:		$ 114,000.00	$ 84,000.00
Iterative Process: We determine the amount of Contract Value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of Contract Value to surrender (i.e. amount You request) and calculate the resulting Surrender Charge, Market Value Adjustment and net partial surrender proceeds as illustrated below. We then adjust our estimate (i.e. next estimate is equal to the previous estimate plus the difference between the requested amount and the net partial surrender that was calculated). We then repeat this process until We determine the amount of Contract Value to surrender that generates the desired net partial surrender proceeds.

We calculate the Surrender Charge for each estimate as follows:
Step 1.	First, We determine the amount of earnings available in the Contract at the time of surrender as:
	Contract Value just prior to partial surrender (CV):	$ 120,000.00	$ 80,000.00
	Less purchase payment received and not previously surrendered (PP):	$ 100,000.00	$ 100,000.00
	Earnings in the Contract (but not less than zero):	$ 20,000.00	$ 0.00
Step 2.	Next, We determine the Total Surrender Charge Free Amount (FA) available in the Contract as the greatest of the following values:

RiverSource Structured Solutions 2 annuity
— Prospectus

			Contract with Gain	Contract with Loss
		Earnings in the Contract:	$ 20,000.00	$ 0.00
		10% of the prior anniversary’s Contract Value:	$ 11,400.00	$ 8,400.00
		FA (but not less than zero):	$ 20,000.00	$ 8,400.00
Step 3.		Next We determine PPF, the amount by which the Total Surrender Charge Free Amount (FA) exceeds earnings
		Total Surrender Charge Free Amount (FA):	$ 20,000.00	$ 8,400.00
		Less earnings in the Contract:	$ 20,000.00	$ 0.00
		PPF (but not less than zero):	$ 0.00	$ 8,400.00
Step 4.		Next We determine PS, the amount by which the Contract Value is reduced by the surrender
		PS (determined by iterative process described above):	$ 32,272.73	$ 33,976.76
Step 5.		Now We can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	$ 0.00	$ 8,400.00
		PS from Step 4 =	$ 32,272.73	$ 33,976.76
		CV from Step 1 =	$ 120,000.00	$ 80,000.00
		FA from Step 2 =	$ 20,000.00	$ 8,400.00
		PP from Step 1 =	$ 100,000.00	$ 100,000.00
		PPS =	$ 12,272.73	$ 41,121.10
Step 6.		We then calculate the Surrender Charge as a percentage of PPS. Note that for a Contract with a loss, PPS may be greater than the amount You request to surrender:
		PPS:	$ 12,272.73	$ 41,121.10
		less PPF:	$ 0.00	$ 8,400.00
		PPSC = amount of PPS subject to a Surrender Charge:	$ 12,272.73	$ 32,721.10
		multiplied by the Surrender Charge rate:	X8.0%	X8.0%
		Surrender Charge:	$ 981.82	$ 2,617.69
Step 7.		The dollar amount You will receive as a result of Your partial surrender is determined as:
		Contract Value surrendered:	$ 32,272.73	$ 33,976.76
		MVA amount due to the surrender:	($ 1,290.91)	($ 1,359.07)
		Surrender Charge:	($ 981.82)	($ 2,617.69)
		Net partial surrender proceeds:	$ 30,000.00	$ 30,000.00

RiverSource Structured Solutions 2 annuity
— Prospectus 113

Appendix E: Example
–
Optional Death Benefits
The purpose of this appendix is to illustrate the operation of ROPP and MAV optional death benefits.
In order to demonstrate these optional death benefits, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including the fees and charges that apply to your contract.
The examples of the optional death benefits include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•
You purchase the contract with a purchase payment of $100,000; and
•
During the second contract year the contract value falls to $85,000 and you take a $5,000 partial surrender leaving a contract value of $80,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death (after partial year rider fee) :	$ 79,700.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$ 100,000.00
minus adjusted partial surrenders, calculated as:
$5,000 × $100,000 =	–$ 5,882.35
$85,000
for a ROPP death benefit of:	$ 94,117.65
The full surrender value at death:	$ 73,500.00
The Death Benefit is the greater of Contract Value, full surrender value, and ROPP:	$ 94,117.65
Example — MAV Death Benefit
Assumptions:
•
You purchase the contract with a purchase payment of $100,000; and
•
On the first contract anniversary the contract value grows to $110,000.
•
During the second contract year the contract value falls to $85,000 and you take a $5,000 partial surrender, leaving a contract value of $80,000.

We calculate the MAV death benefit, which is based on the greater of four values, as follows:
1.	Contract value at death (after partial year rider fee):	$ 79,835.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$ 100,000.00
minus adjusted partial surrenders, calculated as:
	$5,000 × $100,000 =	–$ 5,882.35
$85,000
	for a ROPP death benefit of:	$ 94,117.65
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$ 110,000.00
minus adjusted partial surrenders, calculated as:
	$5,000 × $110,000 =	–$ 6,470.59
$85,000
	for a MAV death benefit of:	$ 103,529.41
4.	Surrender Value at death:	$ 78,000.00
The MAV Death Benefit, calculated as the greatest of these four values, which is the MAV:		$ 103,529.41

RiverSource Structured Solutions 2 annuity
— Prospectus

Appendix F: Index Disclosures
S&P 500 Index
The S&P 500 Index is product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by
RiverSource Life Insurance Company (“RiverSource Life”). Standard & Poor’s
®
and S&P
®
are registered trademarks of
Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark
Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by RiverSource Life. It is not possible to invest directly in an index. RiverSource Life’s indexed products
(the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or the Products particularly or the ability of the Indexes to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to
RiverSource Life with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to RiverSource Life or the Products. S&P Dow Jones Indices has no
obligation to take the needs of RiverSource Life or the owners of the Products into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the
Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE
COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT
LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT
THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS,
OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND
EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR
AS TO RESULTS TO BE OBTAINED BY RIVERSOURCE LIFE, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY
OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT,
SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS,
TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH
DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY
BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND RIVERSOURCE
LIFE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
RUSSELL 2000
®
Index
This annuity product (the “Product”) has been developed solely by RiverSource Life Insurance Company. The Product is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Russell 2000
®
Index (the “Index”) vest in the relevant LSE Group company which owns the Index.
Russell 2000
®
is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.
The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Product. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Product or the suitability of the Index for the purpose to which it is being put by RiverSource Life Insurance Company.

RiverSource Structured Solutions 2 annuity
— Prospectus 115

NASDAQ-100 Index
The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index
®
to track general
stock market performance. The Corporations' only relationship to RiverSource Life Insurance Company (“Licensee”) is in
the licensing of the Nasdaq-100 Index
®
and certain trade names of the Corporations and the use of the Nasdaq-100
Index
®
which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index
®
. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE
NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR
IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO
EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN.
WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY
LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF
THE POSSIBILITY OF SUCH DAMAGES.
MSCI EAFE & Emerging Markets Indexes
THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES,
ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING,
COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE
EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES
AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY RIVERSOURCE LIFE INSURANCE COMPANY. NONE OF
THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS
OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS
GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING
STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE
MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY
MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON
OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF
THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR
CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE
DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE
DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS
REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS
OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR
OFFERING OF THIS PRODUCT.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI
INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES
THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.
NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE
ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY
MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY
ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED
THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND
THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A
PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING
ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT,
INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

RiverSource Structured Solutions 2 annuity
— Prospectus

No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
iShares
®
U.S. Real Estate ETF
The iShares U.S. Real Estate ETF is distributed by BlackRock Investments, LLC. iShares
®
and BlackRock
®
, and the
corresponding logos, are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license. BlackRock has licensed certain trademarks and trade names of BlackRock to RiverSource Life Insurance
Company (“RiverSource Life”) for certain purposes. RiverSource Life’s products and services are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of such products do not acquire any interest in the iShares
U.S. Real Estate ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representations or warranties, express or implied, to the owners of any products offered by RiverSource Life or any member of the public regarding the advisability of purchasing any product or service offered by RiverSource Life. BlackRock has no obligation or liability for any errors, omissions, interruptions or use of the iShares U.S. Real Estate ETF or any data related thereto, or in connection with the operation, marketing, trading or sale of any product or service offered by RiverSource Life.
Bloomberg US Agg Credit Index
“Bloomberg
®
” and the Bloomberg indices listed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”), and have been licensed for use for certain purposes by the distributor hereof (the “Licensee”).
The financial products named herein (the “Products”) are not sponsored, endorsed, sold or promoted by Bloomberg.
Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the
Products or any member of the public regarding the advisability of investing in securities or commodities generally or in the Product particularly. The only relationship of Bloomberg to Licensee is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to
Licensee or the Products. Bloomberg has no obligation to take the needs of Licensee or the owners of the Products into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing, price, or quantities of the Products to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to customers of the Products, in connection with the administration, marketing or trading of the Products.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA
RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.
BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE,
OWNERS OF THE PRODUCT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED
THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL
WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES
OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY
LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS,
SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN
CONNECTION WITH THE PRODUCT OR INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING
FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

RiverSource Structured Solutions 2 annuity
— Prospectus 117

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The Statement of Additional Information (SAI) includes additional information about the Contract and RiverSource Life. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at
riversource.com/annuities
or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919
PRO9119_12_C01_(05/26)
Reports and other information about
RiverSource Life Insurance Company
are
available on the SEC’s website at
http://www.sec.gov
, and copies of this
information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier:
C000258502
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life
Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services,
LLC.
© 2008-2025 RiverSource Life Insurance Company. All rights reserved.

PART B.

STATEMENT OF ADDITIONAL INFORMATION

FOR

RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY

Single Purchase Payment Deferred Index-Linked Annuity Contract

Issued by RIVERSOURCE LIFE INSURANCE COMPANY

May 1, 2026

RiverSource Structured Solutions 2 annuity (the “Contract”) is a single purchase payment deferred index-linked annuity contract offered by RiverSource Life Insurance Company (“RiverSource Life”).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus for the Contract (the “Prospectus”) dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. Terms used in this SAI have the same meanings as in the Prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Contract’s Prospectus.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

SAI9040_12_E01_(05/26)

2	∎ RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY

Company

RiverSource Life Insurance Company (the “Company”, “we”, “our” and “us”) is a stock life insurance company organized in 1957 under the laws of the state of Minnesota, located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.

RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY ∎	3

Services

Services

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with service providers at any time.

Entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for compensation paid.

Name of Service Provider	Services Provided	Principal Business Address	Basis for Compensation Paid
Ameriprise Financial, Inc. (“AFI”)*	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	901 Third Avenue South Minneapolis, MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)

Ameriprise India LLP (“Amp India”)*	Administrative support related to new business and servicing of existing contracts and policies	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India	Expense allocation based on number of service provider employees dedicated to performing services

Foundever Asia, Inc. (“Foundever Asia”) (previously known as Sykes Enterprises Incorporated)	Administrative support related to new business and servicing of existing contracts and policies	10th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines	Expense allocation based on number of contacts made or received from customers

*	Affiliated Entities

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2025 was $16,451,499, in 2024 was $17,461,314, and in 2023 was $20,661,758.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2025 was $5,940,667, in 2024 was $5,050,412, and in 2023 was $4,115,930.

The aggregate dollar amount paid to Foundever Asia by RiverSource Life for the services provided in 2025 was $1,196,788, in 2024 was $1,510,481, and in 2023 was $1,334,367.

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the Prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide significant services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for remuneration.

Contract Adjustment

Segment Value Calculation for Indexed Account(s)

The value in an Indexed Account will be the sum of the value in each Segment for that Indexed Account. A Segment is created each time an amount is allocated to an Indexed Account. Each Segment starts on the Contract Date or on a Contract Anniversary. There is not a minimum amount needed to start a Segment.

On the Segment start date the Investment Base and the Segment Value are both equal to the amount allocated to the Segment.

After the Segment start date and before the Segment Maturity Date, we will calculate the value of each Segment using the Segment Value Calculation. The result of this calculation is the Segment Value during the Segment, and is therefore the amount available for full and partial surrenders (including RMDs and the Total Surrender Charge Free Amount), death benefits, and amounts applied to an annuity payment plan, as well as for the elective and automatic lock features. The Segment Value Calculation is not used to determine the Income Choice monthly income.

The Segment Value is determined solely by us and will generally change daily. The calculation of the Segment Value before the Segment Maturity Date is designed to represent the value of a hypothetical portfolio of instruments that provides the Segment Value on the Segment Maturity Date. We are not required to hold actual investments corresponding to this hypothetical portfolio.

4	∎ RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY

The hypothetical portfolio of instruments is incorporated into the Segment Value through the use of the proxy value. The proxy value is a factor that represents the current value of the hypothetical portfolio on a per dollar basis. The proxy value increases or decreases daily depending on the value of the hypothetical portfolio. Your Investment Base is multiplied by the proxy value for the hypothetical portfolio to determine your Segment Value during the Segment term, as outlined below.

The proxy value is impacted by multiple economic and external factors including Index returns, implied volatility, dividend rates, interest rates, annual fees, and transaction costs. This means the Segment Value before the Segment Maturity Date is not based solely on Index returns and therefore may be lower than the Investment Base, even if the corresponding Index has positive returns since the Segment start date. We reserve the right to recalculate the Segment Value on any day in the event We determine there is a data error within the external factors.

The Segment Value is negatively impacted the day after the Segment start date to reflect the transaction costs we may incur to purchase or sell the hypothetical portfolio. These transaction costs are included in the proxy value and will generally decrease over the duration of the Segment. Our proxy value may be higher or lower than the value obtained by using other methodologies.

The proxy value is a factor determined solely by us daily and is equal to (1) plus (2) minus (3) where:

(1)	is the hypothetical value of a set of derivatives which reflects the features of the crediting method and is valued using an option pricing formula including transaction costs, and

(2)	is the hypothetical value of the fixed assets which, when combined with the MVA, replicates the value of the fixed assets supporting the Segment, and

(3)	is the present value of the Total Reduction Rate (if applicable).

Segment Value Calculation Examples

The hypothetical examples below show the calculation of Segment Values after the Segment start date and before the Segment Maturity Date. The examples are calculated across different hypothetical Index return and interest rate scenarios. In addition to the Segment Value, a hypothetical investment with Index returns is shown for comparison purposes.

Examples 1, 6, and 7 use the Point-to-Point with a Buffer Crediting Method.

Example 2 uses the Contingent Return Point-to-Point with a Buffer Crediting Method.

Example 3 uses the Contingent Return Point-to-Point with a Trigger Crediting Method.

Example 4 uses the Income Choice Point-to-Point with a Buffer Crediting Method.

Example 5 uses the Dual Directional Point-to-Point with a Buffer Crediting Method.

Example 8 uses the Annual Lock with a Buffer Crediting Method.

You will not receive the full protection of the Buffer or Trigger prior to Segment maturity. The hypothetical portfolio is constructed to provide the full protection only at Segment maturity, and not earlier. It is also possible that you would see no protection from the Trigger at Segment Maturity if the Index rate of return is negative and the loss exceeds the Trigger (i.e., the Segment will incur the full Index loss). As a Segment moves closer to maturity, the Segment Value would generally reflect a larger portion of the protection. To the extent there is any protection from the Buffer or Trigger during a Segment, it is reflected in the proxy value.

Note all components of the proxy value are stated as a percent for consistency. The examples use hypothetical values and are not necessarily indicative of actual results. Segment returns will vary over the course of a Segment. Segments with longer durations may be more likely to reflect hypothetical index return assumptions.

RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY ∎	5

Assumptions for All Scenarios

Example Number	#1	#2	#3	#4	#5	#6	#7	#8
Segment Type	1 Year with a Buffer	1 Year Contingent Return with a Buffer	1 Year Contingent Return with a Trigger	1 Year Income Choice with a Buffer	1 Year Dual Directional with a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	3 Year Annual Lock with a Buffer
Investment Base	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Segment Duration (months)	12	12	12	12	12	72	72	36
Months Since Segment Start Date	6	6	6	6	6	12	69	3
Buffer or Trigger Percentage	-10%	-10%	-30%	-10%	-10%	-25%	-25%	-10%
Cap, Contingent Return, or Annualized Income Rate	17.5%	10.0%	8.0%	7.0%	14.5%	500%	500%	14.5%
Upside Participation Rate	100%	N/A	N/A	N/A	100%	100%	100%	100%
Total Reduction Rate (if applicable)	N/A	N/A	N/A	N/A	N/A	2.10%	2.10%	N/A
Months Remaining in Segment	6	6	6	6	6	60	3	33

A. 10% Index Return and +100bps Interest Rates Scenario, During the Surrender Charge Period

Example Number	#1	#2	#3	#4	#5	#6	#7	#8
Segment Type	1 Year with a Buffer	1 Year Contingent Return with a Buffer	1 Year Contingent Return with a Trigger	1 Year Income Choice with a Buffer	1 Year Dual Directional with a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	3 Year Annual Lock with a Buffer
Hypothetical Value of Derivatives Excluding Transaction Costs	9.16%	8.64%	7.74%	3.09%	8.68%	29.75%	11.72%	12.65%
Less Estimated Transaction Costs	0.10%	0.30%	0.30%	0.10%	0.40%	0.50%	0.05%	0.37%
1. Hypothetical Value of Derivatives	9.06%	8.34%	7.44%	2.99%	8.28%	29.25%	11.67%	12.28%
2. Hypothetical Value of Fixed Assets	98.33%	97.97%	96.88%	97.93%	98.26%	83.51%	99.10%	93.32%
3. Present Value of Total Reduction Rate	0.00%	0.00%	0.00%	0.00%	0.00%	1.56%	2.07%	0.00%
4. Proxy Value = #1 + #2 - #3	107.39%	106.31%	104.32%	100.92%	106.54%	111.20%	108.70%	105.60%
5. Segment Value = Investment Base * #4	$1,073.92	$1,063.07	$1,043.19	$1,009.17	$1,065.44	$1,112.00	$1,087.05	$1,055.98
Hypothetical $1000 Investment With 10% Return[1]	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00
Segment Value Less Hypothetical Investment	-$26.08	-$36.93	-$56.81	-$90.83	-$34.56	$12.00	-$12.95	-$44.02
Projected Segment Value on Segment Maturity Date if no further change to Index Return	$1,100.00	$1,100.00	$1,080.00	$1,000.00	$1,100.00	$1,079.00	$1,079.00	$1,100.00

6	∎ RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY

B. 10% Index Return and -100bps Interest Rates Scenario, During Surrender Charge Period

Example Number	#1	#2	#3	#4	#5	#6	#7	#8
Segment Type	1 Year with a Buffer	1 Year Contingent Return with a Buffer	1 Year Contingent Return with a Trigger	1 Year Income Choice with a Buffer	1 Year Dual Directional with a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	3 Year Annual Lock with a Buffer
Hypothetical Value of Derivatives Excluding Transaction Costs	8.73%	8.56%	7.81%	3.05%	8.39%	23.89%	11.31%	10.80%
Less Estimated Transaction Costs	0.10%	0.30%	0.30%	0.10%	0.40%	0.50%	0.05%	0.37%
1. Hypothetical Value of Derivatives	8.63%	8.26%	7.51%	2.95%	7.99%	23.39%	11.26%	10.44%
2. Hypothetical Value of Fixed Assets	98.33%	97.97%	96.88%	97.93%	98.26%	83.51%	99.10%	93.32%
3. Present Value of Total Reduction Rate	0.00%	0.00%	0.00%	0.00%	0.00%	1.72%	2.08%	0.00%
4. Proxy Value = #1 + #2 - #3	106.97%	106.23%	104.39%	100.87%	106.25%	105.18%	108.28%	103.76%
5. Segment Value = Investment Base * #4	$1,069.68	$1,062.31	$1,043.90	$1,008.72	$1,062.47	$1,051.83	$1,082.82	$1,037.56
Hypothetical $1000 Investment With 10% Return[1]	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00
Segment Value Less Hypothetical Investment	-$30.32	-$37.69	-$56.10	-$91.28	-$37.53	-$48.17	-$17.18	-$62.44
Projected Segment Value on Segment Maturity Date if no further change to Index Return	$1,100.00	$1,100.00	$1,080.00	$1,000.00	$1,100.00	$1,079.00	$1,079.00	$1,100.00

C. -10% Index Return and +100bps Interest Rates Scenario, During the Surrender Charge Period

Example Number	#1	#2	#3	#4	#5	#6	#7	#8
Segment Type	1 Year with a Buffer	1 Year Contingent Return with a Buffer	1 Year Contingent Return with a Trigger	1 Year Income Choice with a Buffer	1 Year Dual Directional with a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	3 Year Annual Lock with a Buffer
Hypothetical Value of Derivatives Excluding Transaction Costs	-2.17%	0.83%	6.31%	-0.70%	-1.02%	14.51%	0.77%	3.44%
Less Estimated Transaction Costs	0.10%	0.30%	0.30%	0.10%	0.40%	0.50%	0.05%	0.37%
1. Hypothetical Value of Derivatives	-2.27%	0.53%	6.01%	-0.80%	-1.42%	14.01%	0.72%	3.07%
2. Hypothetical Value of Fixed Assets	98.33%	97.97%	96.88%	97.93%	98.26%	83.51%	99.10%	93.32%
3. Present Value of Total Reduction Rates	0.00%	0.00%	0.00%	0.00%	0.00%	1.56%	2.07%	0.00%
4. Proxy Value = #1 + #2 - #3	96.06%	98.50%	102.89%	97.13%	96.84%	95.96%	97.75%	96.39%
5. Segment Value = Investment Base * #4	$960.63	$985.01	$1,028.94	$971.27	$968.37	$959.57	$977.53	$963.92
Hypothetical $1000 Investment With -10% Return[1]	$900.00	$900.00	$900.00	$900.00	$900.00	$900.00	$900.00	$900.00
Segment Value Less Hypothetical Investment	$60.63	$85.01	$128.94	$71.27	$68.37	$59.57	$77.53	$63.92
Projected Segment Value on Segment Maturity Date if no further change to Index Return	$1,000.00	$1,100.00	$1,080.00	$1,000.00	$1,100.00	$979.00	$979.00	$1,000.00

RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY ∎	7

D. 10% Index Return and +100bps Interest Rates Scenario, After the Surrender Charge Period

Example Number	#1	#2	#3	#4	#5	#6	#7	#8
Segment Type	1 Year with a Buffer	1 Year Contingent Return with a Buffer	1 Year Contingent Return with a Trigger	1 Year Income Choice with a Buffer	1 Year Dual Directional with a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	3 Year Annual Lock with a Buffer
Hypothetical Value of Derivatives Excluding Transaction Costs	9.16%	8.64%	7.74%	3.09%	8.68%	29.75%	11.72%	12.65%
Less Estimated Transaction Costs	0.10%	0.30%	0.30%	0.10%	0.40%	0.50%	0.05%	0.37%
1. Hypothetical Value of Derivatives	9.06%	8.34%	7.44%	2.99%	8.28%	29.25%	11.67%	12.28%
2. Hypothetical Value of Fixed Assets	97.68%	97.31%	96.23%	97.27%	97.60%	79.28%	97.96%	90.81%
3. Present Value of Total Reduction Rate	0.00%	0.00%	0.00%	0.00%	0.00%	1.56%	2.07%	0.00%
4. Proxy Value = #1 + #2 - #3	106.73%	105.65%	103.67%	100.26%	105.89%	106.97%	107.56%	103.09%
5. Segment Value = Investment Base * #4	$1,067.35	$1,056.52	$1,036.72	$1,002.63	$1,058.88	$1,069.75	$1,075.61	$1,030.91
Hypothetical $1000 Investment With 10% Return[1]	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00
Segment Value Less Hypothetical Investment	-$32.65	-$43.48	-$63.28	-$97.37	-$41.12	-$30.25	-$24.39	-$69.09
Projected Segment Value on Segment Maturity Date if no further change to Index Return	$1,100.00	$1,100.00	$1,080.00	$1,000.00	$1,100.00	$1,079.00	$1,079.00	$1,100.00

E. 10% Index Return and -100bps Interest Rates Scenario, After the Surrender Charge Period

Example Number	#1	#2	#3	#4	#5	#6	#7	#8
Segment Type	1 Year with a Buffer	1 Year Contingent Return with a Buffer	1 Year Contingent Return with a Trigger	1 Year Income Choice with a Buffer	1 Year Dual Directional with a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	3 Year Annual Lock with a Buffer
Hypothetical Value of Derivatives Excluding Transaction Costs	8.73%	8.56%	7.81%	3.05%	8.39%	23.89%	11.31%	10.80%
Less Estimated Transaction Costs	0.10%	0.30%	0.30%	0.10%	0.40%	0.50%	0.05%	0.37%
1. Hypothetical Value of Derivatives	8.63%	8.26%	7.51%	2.95%	7.99%	23.39%	11.26%	10.44%
2. Hypothetical Value of Fixed Assets	99.00%	98.63%	97.54%	98.59%	98.93%	88.00%	100.27%	95.92%
3. Present Value of Total Reduction Rate	0.00%	0.00%	0.00%	0.00%	0.00%	1.72%	2.08%	0.00%
4. Proxy Value = #1 + #2 - #3	107.64%	106.90%	105.05%	101.54%	106.91%	109.68%	109.45%	106.36%
5. Segment Value = Investment Base * #4	$1,076.35	$1,068.97	$1,050.48	$1,015.37	$1,069.15	$1,096.76	$1,094.50	$1,063.56
Hypothetical $1000 Investment With 10% Return[1]	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00	$1,100.00
Segment Value Less Hypothetical Investment	-$23.65	-$31.03	-$49.52	-$84.63	-$30.85	-$3.24	-$5.50	-$36.44
Projected Segment Value on Segment Maturity Date if no further change to Index Return	$1,100.00	$1,100.00	$1,080.00	$1,000.00	$1,100.00	$1,079.00	$1,079.00	$1,100.00

8	∎ RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY

F. -10% Index Return and +100bps Interest Rates Scenario, After the Surrender Charge Period

Example Number	#1	#2	#3	#4	#5	#6	#7	#8
Segment Type	1 Year with a Buffer	1 Year Contingent Return with a Buffer	1 Year Contingent Return with a Trigger	1 Year Income Choice with a Buffer	1 Year Dual Directional with a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	6 Year with Annual Fee (Reduction Rate) and a Buffer	3 Year Annual Lock with a Buffer
Hypothetical Value of Derivatives Excluding Transaction Costs	-2.17%	0.83%	6.31%	-0.70%	-1.02%	14.51%	0.77%	3.44%
Less Estimated Transaction Costs	0.10%	0.30%	0.30%	0.10%	0.40%	0.50%	0.05%	0.37%
1. Hypothetical Value of Derivatives	-2.27%	0.53%	6.01%	-0.80%	-1.42%	14.01%	0.72%	3.07%
2. Hypothetical Value of Fixed Assets	97.68%	97.31%	96.23%	97.27%	97.60%	79.28%	97.96%	90.81%
3. Present Value of Total Reduction Rate	0.00%	0.00%	0.00%	0.00%	0.00%	1.56%	2.07%	0.00%
4. Proxy Value = #1 + #2 - #3	95.41%	97.85%	102.25%	96.47%	96.18%	91.73%	96.61%	93.89%
5. Segment Value = Investment Base * #4	$954.06	$978.46	$1,022.47	$964.73	$961.80	$917.32	$966.09	$938.85
Hypothetical $1000 Investment With -10% Return[1]	$900.00	$900.00	$900.00	$900.00	$900.00	$900.00	$900.00	$900.00
Segment Value Less Hypothetical Investment	$54.06	$78.46	$122.47	$64.73	$61.80	$17.32	$66.09	$38.85
Projected Segment Value on Segment Maturity Date if no further change to Index Return	$1,000.00	$1,100.00	$1,080.00	$1,000.00	$1,100.00	$979.00	$979.00	$1,000.00

(1)

Assumes a hypothetical investment with a rate of return that mirrors hypothetical Index returns of 10% and -10%. You cannot invest directly in an Index. This hypothetical investment does not represent any Structured Solutions 2 annuity features such as a Cap, Contingent Return, Upside Participation Rate, Annualized Income Rate, Total Reduction Rate, Buffer or Trigger. Such a hypothetical investment may not be available in the market.

Additional Proxy Value Details

The proxy value for the portfolio of assets is a factor equal to the sum of (1) the Hypothetical Value of Derivatives plus (2) the Hypothetical Value of Fixed Assets less (3) the Present Value of the Total Reduction Rate (applicable only for Segments with an Annual Fee (Reduction Rate)). Descriptions of how We determine the Hypothetical Value of Derivatives, Hypothetical Value of Fixed Assets and Present Value of the Total Reduction Rate are set forth below.

(1) Hypothetical Value of Derivatives.

At the start of each Segment, a hypothetical portfolio of options is created and tracked which replicates the features of the crediting method. The Hypothetical Value of Derivatives is equal to the estimated cost of exiting this replicating portfolio.

For Segments that do not use the Annual Lock with Buffer crediting method, the following options will be used, each of which will be valued using an option pricing formula:

(A)	At-the-Money Call: This represents the market value of the potential to receive an amount equal to the percentage growth in the Index during the Segment.

(B)	Out-of-the-Money Call: This represents the market value of the potential for gain in excess of the Cap (if applicable).

(C)	At-the-Money Put: This represents the market value of the potential to receive an amount equal to the percentage losses in the Index.

(D)	Out-of-the-Money Put: This represents the market value of the potential to receive an amount equal to the excess loss beyond the applicable Buffer or Trigger.

(E)	Out-of-the-Money Binary Put: This represents the market value of the potential to receive a fixed amount whenever losses are beyond the applicable Buffer or Trigger.

For Segments using the Point-to-Point with a Buffer crediting method and have a Cap:

Hypothetical Value of Derivatives = Upside Participation Rate * (A – B) – D.

For Segments using the Point-to-Point with a Buffer crediting method and no declared Cap:

Hypothetical Value of Derivatives = Upside Participation Rate * A – D.

For Segments using the Contingent Return Point-to-Point with a Buffer crediting method:

Hypothetical Value of Derivatives = Present value of Contingent Return(1) – Contingent Return * E – D

RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY ∎	9

For Segments using the Contingent Return Point-to-Point with a Trigger crediting method:

Hypothetical Value of Derivatives = Present value of Contingent Return(1) – (Contingent Return – Trigger) * E – D

For Segments using the Dual Directional Point-to-Point with a Buffer crediting method and have a Cap:

Hypothetical Value of Derivatives = Upside Participation Rate * (A – B) + C – (2 * D) + (Buffer * E).

For Segments using the Dual Directional Point-to-Point with a Buffer crediting method and no declared Cap:

Hypothetical Value of Derivatives = Upside Participation Rate * A + C – (2 * D) + (Buffer * E).

For Segments using the Income Choice Point-to-Point with a Buffer crediting method:

Hypothetical Value of Derivatives = Present Value of Remaining Monthly Income(2) – D.

For Segments with the Annual Lock with a Buffer crediting method, We designate and value a replicating derivative structure which is tied to the compounded performance for each year of the Annual Lock.

The following market inputs will be used:

Implied Volatility: This input will vary by the time to the Segment Maturity Date and moneyness (a measure of the difference between an option’s strike price and the current Index value). Linear interpolation between available market inputs will be used to approximate the volatility for a particular option.

Risk-Free Interest Rate: This input will vary by the time to the Segment Maturity Date. Linear interpolation will be used to approximate the risk-free rate for a particular option.

Index Forward: This input is the cost of delivering the Index at a specified date in the future. This cost is driven by current interest rates and projected dividend rates. It will vary by the time to the Segment Maturity Date. Linear interpolation will be used to approximate the forward used for a particular option.

If these market inputs are not available for a Business Day, the market inputs will be based on the prior Business Day’s values.

Additionally, the Hypothetical Value of Derivatives will be adjusted for the potential transaction costs of exiting derivative positions before the Segment Maturity Date. This adjustment may result in a lower Segment Value and helps protect us from the trading risks that may arise when exiting derivative positions.

(1)	The “present value of Contingent Return” is calculated by discounting the Contingent Return from the Segment Maturity Date to the current date at a risk-free interest rate.
(2)

The “present value of Remaining Monthly Income” is calculated by discounting each future Monthly Income payment from its corresponding future payment date to the current date at a risk-free interest rate and then adding those discounted values together.

(2) Hypothetical Value of Fixed Assets.

The Hypothetical Value of Fixed Assets which when combined with the market value adjustment replicates the value of the fixed assets supporting the Segment.

The Hypothetical Value of Fixed Assets is calculated as follows:

1	*Rate Adjustment
(1 + Initial Value)M

Where:

Initial Value	=	A value calculated so your Segment Value on the Segment start date, prior to any adjustment for transaction costs made to the Hypothetical Value of Derivatives, will be equal to your Investment Base. The Initial Value will not change during the Segment.
M	=	The number of full and partial years remaining in your Segment
Rate Adjustment	=	An estimate of the change in fixed asset values that has occurred since the later of the start of your Segment and the first anniversary on or after the MVA ends.

Prior to the first anniversary on or after the MVA ends, the Rate Adjustment is equal to 1. Otherwise, it is equal to:

(1 + Reference Rate as of the Rate Adjustment Start Date	)	Rate Adjustment Tenor
1 + Reference Rate as of the valuation date

10	∎ RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY

Where:

Rate Adjustment Tenor = Segment Duration*(M/Segment Duration)Rate Adjustment Exponent

Segment Duration = The initial length of the Segment in years

Reference Rate = A rate representing current yields. Currently we are using the Bloomberg US Agg Credit Index – Yield to Worst rate. We may change the external index being used at any time.

Rate Adjustment Start Date = The later of the Segment start date and the first anniversary on or after the MVA ends.

Rate Adjustment Exponent = The current value is 0.5. We may change this value for new Segments between the values of 0.2 and 1.

(3) Present Value of the Total Reduction Rate. Applicable only for Segments with an Annual Fee (Reduction Rate).

It is calculated as follows:

Total Reduction Rate	Where:
(1 + r)M

r	=	A risk-free interest rate based on the Segment Maturity Date
M	=	The number of full and partial years remaining in your Segment

Market Value Adjustments

A Market Value Adjustment (MVA) is a positive or negative adjustment that may be applied during the MVA Period when a full or partial surrender (including the Total Surrender Charge Free Amount and required minimum distributions, but excluding Income Choice monthly income and Contingent Return earnings when using the optional automated transfer program) is taken, when amounts are applied to an Annuity Payment plan, or death benefit is paid. An MVA may increase the death benefit but will not decrease it. If the MVA is positive, it will increase the full surrender value which is one of the components of the death benefit. The MVA applies to surrenders and other such transactions that occur at any time during the MVA Period, including on a Segment Maturity date, except as provided below. The MVA Period matches the surrender charge period you chose. The MVA will either increase or decrease the full or partial surrender amount or the amount applied to Annuity Payments.

An MVA is calculated for each Segment using a formula that takes into account (1) the change in an external index since the contract was issued (the MVA Reference Rate), (2) the dollar amount of the proxy value of the hypothetical fixed assets for the Segment (which is equal to the Investment Base on the Segment Maturity Date), and (3) the time remaining in the MVA Period.

MVA Reference Rate

The MVA reference rate is used to calculate the MVA factor, as described below. The MVA reference rate for any Day is the previous Business Day’s Index Value of the Bloomberg US Agg Credit Index—Yield to Worst rate (Ticker: LUCRYW).

MVA Factor

The MVA factor is a percentage used to calculate the MVA amount and is based on a formula that takes into account the change in the MVA reference rate and the amount of time remaining in the MVA Period.

The MVA factor is as follows:

MVA Factor	=	[	(1 + i)	]	[k]	– 1
(1 + j)

Where:

i = MVA reference rate on the Contract Date

j = current MVA reference rate

k = MVA Period x ( [number of full and partial years remaining in the MVA Period / MVA Period]m)

m = MVA Exponent = 0.5

MVA Amount

The MVA amount for each Segment is equal to the MVA factor multiplied by the dollar amount of the proxy value of the hypothetical fixed assets for that Segment. The total MVA amount is the sum of the MVA amounts for each Segment.

Examples

As the examples below demonstrate, the application of an MVA will either increase or decrease the surrender amount or the amount applied to Annuity Payments.

RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY ∎	11

Assumptions:

You purchase a contract with a $100,000.00 purchase payment; and

You select the three year surrender charge option; and

You allocate 100% of the purchase payment to one Indexed Account; and

The MVA reference rate on the Contract Date is 4.50%.

Example 1: After six months, the current MVA reference rate is 4.00% and the proxy value of the hypothetical fixed assets is $90,000.00. A decrease in the reference rate will result in a positive MVA and increase the surrender amount or the amount applied to Annuity Payments.

MVA Amount for the Segment

k = 3 x ( [2.5 / 3]0.5) = 2.738613

MVA Factor	=	[	(1+4.50%)	]	2.738613	– 1	=	0.013221
(1+4.00%)

MVA = proxy value of the hypothetical fixed assets x MVA Factor = $90,000.00 x 0.013221 = $1,189.93

Example 2: After nine months, the current MVA reference rate is 5.00% and the proxy value of the hypothetical fixed assets is $95,000.00. An increase in the reference rate will result in a negative MVA and decrease the surrender amount or the amount applied to Annuity Payments.

MVA Amount for the Segment

k = 3 x ( [2.25 / 3]0.5) = 2.598076

MVA Factor	=	[	(1+4.50%)	]	2.598076	– 1	=	-0.012325
(1+5.00%)

MVA = proxy value of the hypothetical fixed assets x MVA Factor = $95,000.00 x -0.012325 = -$1,170.85

12	∎ RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our General Account as well as the Separate Account.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M.	www.ambest.com

Moody’s	www.ambest.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its principal business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life in 2025 was $443,503,518, in 2024 was $439,655,537, and in 2023 was $394,275,424. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Experts

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2025 and December 31, 2024 and for each of the three years in the period ended December 31, 2025 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

RIVERSOURCE® STRUCTURED SOLUTIONS 2 ANNUITY ∎	13

SAI9040_12_E01_(05/26)

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion

We have audited the accompanying consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2025 and 2024, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 19, 2026

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2025	2024
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2025, $26,292; 2024, $23,127; allowance for credit losses: 2025, $1; 2024, $1)	$26,105	$22,259
Mortgage loans, at amortized cost (allowance for credit losses: 2025, $10; 2024, $10)	1,927	1,797
Policy loans	1,056	982
Other investments (allowance for credit losses: 2025, nil; 2024, nil)	95	115
Total investments	29,183	25,153
Investments of consolidated investment entities, at fair value	2,618	2,387
Cash and cash equivalents	3,616	2,483
Cash of consolidated investment entities, at fair value	150	373
Market risk benefits	2,274	2,182
Reinsurance recoverables (allowance for credit losses: 2025, $19; 2024, $20)	4,213	4,046
Receivables	5,621	6,042
Receivables of consolidated investment entities, at fair value	30	31
Accrued investment income	239	216
Deferred acquisition costs	2,611	2,661
Other assets	14,059	10,482
Other assets of consolidated investment entities, at fair value	—	2
Separate account assets	77,645	75,576
Total assets	$142,259	$131,634

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$46,492	$41,863
Market risk benefits	1,182	1,263
Short-term borrowings	200	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,585	2,429
Other liabilities	11,727	8,298
Other liabilities of consolidated investment entities, at fair value	159	314
Separate account liabilities	77,645	75,576
Total liabilities	140,490	130,444
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(298)	(400)
Accumulated other comprehensive income (loss), net of tax	(402)	(879)
Total shareholder’s equity	1,769	1,190
Total liabilities and shareholder’s equity	$142,259	$131,634

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2025	2024	2023
Revenues
Premiums	$392	$472	$448
Net investment income	1,685	1,546	1,304
Policy and contract charges	2,147	2,060	2,020
Other revenues	571	578	590
Net realized investment gains (losses)	(63)	(81)	(70)
Total revenues	4,732	4,575	4,292

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,305	1,299	1,348
Interest credited to fixed accounts	475	616	654
Remeasurement (gains) losses of future policy benefit reserves	10	(44)	(20)
Change in fair value of market risk benefits	1,004	628	798
Amortization of deferred acquisition costs	234	234	239
Interest and debt expense	185	192	192
Other insurance and operating expenses	732	729	697
Total benefits and expenses	3,945	3,654	3,908
Pretax income (loss)	787	921	384
Income tax provision (benefit)	85	103	(10)
Net income	$702	$818	$394

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2025	2024	2023

Net income	$702	$818	$394
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	528	(276)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(72)	153	(54)
Effect of changes in instrument-specific credit risk on market risk benefits	20	(62)	(65)
Other	1	—	—
Total other comprehensive income (loss), net of tax	477	(185)	390
Total comprehensive income (loss)	$1,179	$633	$784

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2023	$3	$2,466	$(412)	$(1,084)	$973
Net income	—	—	394	—	394
Other comprehensive loss, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2023	3	2,466	(618)	(694)	1,157
Net income	—	—	818	—	818
Other comprehensive income, net of tax	—	—	—	(185)	(185)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2024	3	2,466	(400)	(879)	1,190
Net income	—	—	702	—	702
Other comprehensive loss, net of tax	—	—	—	477	477
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2025	$3	$2,466	$(298)	$(402)	$1,769

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2025	2024	2023
Cash Flows from Operating Activities
Net income	$702	$818	$394
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(187)	(195)	(205)
Deferred income tax (benefit) expense	174	404	100
Contractholder and policyholder charges, non-cash	(400)	(407)	(403)
Loss from equity method investments	21	28	26
Net realized investment (gains) losses	6	12	46
Impairments and provision for loan losses	—	(1)	(20)
Net losses (gains) of consolidated investment entities	12	(13)	23
Changes in operating assets and liabilities:
Deferred acquisition costs	50	35	63
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	5,013	4,238	3,474
Derivatives, net of collateral	(370)	(1,669)	(666)
Reinsurance recoverables	(43)	89	100
Receivables	226	291	333
Accrued investment income	(23)	(40)	(31)
Current income tax, net	(19)	(15)	(323)
Other operating assets and liabilities of consolidated investment entities	6	1	(5)
Other, net	78	92	134
Net cash provided by (used in) operating activities	5,246	3,668	3,040

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	351	1,106	617
Maturities, sinking fund payments and calls	2,317	1,775	963
Purchases	(5,894)	(6,039)	(4,187)
Proceeds from sales, maturities and repayments of mortgage loans	134	123	118
Funding of mortgage loans	(264)	(196)	(74)
Proceeds from sales and collections of other investments	17	34	29
Purchase of other investments	(18)	(14)	(15)
Purchase of investments by consolidated investment entities	(1,431)	(1,125)	(427)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	988	1,117	643
Purchase of equipment and software	(11)	(10)	(10)
Change in policy loans, net	(74)	(70)	(65)
Cash paid for deposit receivable	(29)	(33)	(39)
Cash received for deposit receivable	427	592	774
Advance on line of credit to Ameriprise Financial, Inc.	(140)	(450)	(850)
Repayment from Ameriprise Financial, Inc. on line of credit	140	450	850
Cash paid for written options with deferred premiums	(50)	(57)	(59)
Cash received from written options with deferred premiums	20	22	43
Other, net	(35)	(1)	25
Net cash provided by (used in) investing activities	(3,552)	(2,776)	(1,664)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,293	1,470	1,476
Net transfers from (to) separate accounts	(163)	(176)	(132)
Surrenders and other benefits	(1,487)	(1,765)	(2,102)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	3	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(3)	—
Cash paid for purchased options with deferred premiums	(121)	(148)	(53)
Cash received for purchased options with deferred premiums	96	229	251
Borrowings by consolidated investment entities	1,120	1,273	—
Repayments of debt by consolidated investment entities	(922)	(1,004)	(275)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(600)
Net cash provided by (used in) financing activities	(784)	(721)	(1,435)
Net increase (decrease) in cash and cash equivalents	910	171	(59)
Cash and cash equivalents at beginning of period	2,856	2,685	2,744
Cash and cash equivalents at end of period	$3,766	$2,856	$2,685

Supplemental Disclosures:
Interest paid excluding consolidated investment entities	$27	$38	$28
Interest paid by consolidated investment entities	160	176	177

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman and President utilizes the Consolidated Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its

RiverSource Life Insurance Company

position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may

RiverSource Life Insurance Company

attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may

RiverSource Life Insurance Company

contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2025 and 2024, land, buildings, equipment and software were $109 million and $113 million, net of accumulated depreciation of $273 million and $258 million as of December 31, 2025 and 2024, respectively. Depreciation and amortization expense for the years ended December 31, 2025, 2024 and 2023 was $15 million, $14 million and $15 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives.

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

RiverSource Life Insurance Company

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”). If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the

RiverSource Life Insurance Company

contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liability for future policy benefits for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC insurance policies and life contingent payout annuity policies as claims are incurred in the future. A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of

RiverSource Life Insurance Company

the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of

RiverSource Life Insurance Company

the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024. The Company elected retrospective application and adopted the standard on January 1, 2025. The adoption of the standard did not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the consolidated financial statements on an annual and interim basis. The standard is to be applied prospectively and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is assessing changes to disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Financial Instruments — Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows all entities to apply a practical expedient when estimating expected credit losses that assumes current conditions as of the balance sheet date will remain unchanged over the asset’s remaining life. The standard is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those years. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations.

Intangibles — Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, to clarify and modernize the accounting treatment for internal-use software costs by eliminating the use of the sequential software

RiverSource Life Insurance Company

development project stages method and provide further guidance on when an entity is required to start capitalizing eligible costs. Under the new guidance, capitalization begins when both of the following occur: (a) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and (b) it is probable that the project will be completed, and the software will be used to perform the function intended. The Company can elect prospective, retrospective, or modified retrospective adoption. The standard is effective for annual periods beginning after December 15, 2027, and interim reporting periods within those years. The Company is evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Credit Losses: Purchased Loans

In November 2025, the FASB issued ASU 2025-08, Purchased Loans, which amends the accounting for certain acquired seasoned loans to require recognizing them at their purchase price plus an allowance for expected credit losses (referred to as the gross-up method). The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its consolidated financial condition and results of operations.

Derivatives and Hedging — Hedge Accounting Improvements

In November 2025, the FASB issued ASU 2025-09, Hedge Accounting Improvements, to make targeted changes within the hedge accounting model. The updates primarily relate to cash flow hedges and certain fair value and net investment hedges. The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its consolidated financial condition and results of operations.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2025	2024	2023
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$155	$158	$152
Unaffiliated	16	16	14
Total	171	174	166
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	40	41	39
Unaffiliated	20	19	17
	60	60	56
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”))	330	320	307
Unaffiliated	5	5	4
	335	325	311
Total	395	385	367
Total revenue from contracts with customers	566	559	533
Revenue from other sources(1)	4,166	4,016	3,759
Total revenues	$4,732	$4,575	$4,292

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

RiverSource Life Insurance Company

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $53 million and $50 million as of December 31, 2025 and 2024, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $6 million and $2 million as of December 31, 2025 and 2024, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in Other investments and was $29 million and $46 million as

RiverSource Life Insurance Company

of December 31, 2025 and 2024, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of both December 31, 2025 and 2024. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$71	$—	$71
Syndicated loans	—	2,458	89	2,547
Total investments	—	2,529	89	2,618
Receivables	—	30	—	30
Total assets at fair value	$—	$2,559	$89	$2,648
Liabilities
Debt(1)	$—	$2,585	$—	$2,585
Other liabilities	—	159	—	159
Total liabilities at fair value	$—	$2,744	$—	$2,744

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$50	$—	$50
Common stocks	—	2	1	3
Syndicated loans	—	2,216	118	2,334
Total investments	—	2,268	119	2,387
Receivables	—	31	—	31
Other assets	—	2	—	2
Total assets at fair value	$—	$2,301	$119	$2,420
Liabilities
Debt(1)	$—	$2,429	$—	$2,429
Other liabilities	—	314	—	314
Total liabilities at fair value	$—	$2,743	$—	$2,743

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.6 billion and $2.4 billion as of December 31, 2025 and 2024, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Common Stocks	Syndicated Loans
Balance at January 1, 2025	$1	$118
Total gains (losses) included in:
Net income	—	(3	)(1)
Purchases	—	145
Sales	—	(84)
Settlements	—	(14)
Transfers into Level 3	—	186
Transfers out of Level 3	(1)	(259)
Balance at December 31, 2025	$—	$89
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2025	$—	$(1	)(1)

RiverSource Life Insurance Company

(in millions)	Common Stocks		Syndicated Loans
Balance at January 1, 2024	$—		$63
Total gains (losses) included in:
Net income	(1	)(1)	(7	)(1)
Purchases	—		168
Sales	(1)		—
Settlements	—		(5)
Transfers into Level 3	4		103
Transfers out of Level 3	(1)		(204)
Balance at December 31, 2024	$1		$118

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2025 and 2024 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

RiverSource Life Insurance Company

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2025	2024
Syndicated Loans
Unpaid principal balance	$2,632	$2,406
Excess unpaid principal over fair value	(85)	(72)
Fair value	$2,547	$2,334
Fair value of loans more than 90 days past due	$1	$1
Fair value of loans in nonaccrual status	$1	$1
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	$14	$5
Debt
Unpaid principal balance	$2,819	$2,633
Excess unpaid principal over fair value	(234)	(204)
Carrying value(1)	$2,585	$2,429

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.6 billion and $2.4 billion as of December 31, 2025 and 2024, respectively.

During 2025, the Company launched one new CLO that issued debt of $406 million.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2025, 2024 and 2023.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2025	2024	2025	2024
Debt of consolidated CLOs due 2030-2038	$2,585	$2,429	5.1%	5.9%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 13.3%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2025
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$15,751	$394	$(463)	$—	$15,682
Residential mortgage backed securities	5,542	53	(178)	—	5,417
Commercial mortgage backed securities	2,142	13	(51)	—	2,104
State and municipal obligations	657	36	(15)	(1)	677
Asset backed securities	2,198	29	(4)	—	2,223
Foreign government bonds and obligations	1	—	—	—	1
U.S. government and agency obligations	1	—	—	—	1
Total	$26,292	$525	$(711)	$(1)	$26,105

RiverSource Life Insurance Company

	December 31, 2024
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$13,803	$199	$(709)	$—	$13,293
Residential mortgage backed securities	4,302	15	(278)	—	4,039
Commercial mortgage backed securities	2,211	3	(114)	—	2,100
State and municipal obligations	627	29	(19)	(1)	636
Asset backed securities	2,176	15	(8)	—	2,183
Foreign government bonds and obligations	7	—	—	—	7
U.S. government and agency obligations	1	—	—	—	1
Total	$23,127	$261	$(1,128)	$(1)	$22,259

As of December 31, 2025 and 2024, accrued interest of $233 million and $208 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2025 and 2024, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2025 and 2024, $577 million and $497 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2025			December 31, 2024
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,703	$4,670	18%	$4,416	$4,284	19%
AA	5,932	5,869	22	4,455	4,256	19
A	4,386	4,412	17	2,689	2,650	12
BBB	10,964	10,866	42	11,279	10,786	49
Below investment grade	307	288	1	288	283	1
Total fixed maturities	$26,292	$26,105	100%	$23,127	$22,259	100%

As of December 31, 2025 and 2024, approximately 57% and 55% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities, respectively.

The Company invests in certain asset backed securities issued by affiliates. The asset backed securities are collateralized by portfolios of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2025, the Company had 2 affiliated issuers with holdings totaling $830 million that were individually between 18% and 29% of the Company’s total shareholder’s equity. As of December 31, 2024, the Company had 2 affiliated issuers with holdings totaling $879 million that were individually between 26% and 48% of the Company’s total shareholder’s equity. As of December 31, 2025, the Company had an additional 30 unaffiliated issuers with holdings totaling $7.0 billion that individually were between 10% and 19% of the Company’s total shareholder’s equity. As of December 31, 2024, the Company had an additional 47 unaffiliated issuers with holdings totaling $8.7 billion that individually were between 10% and 27% of the Company’s total shareholder’s equity. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2025 and 2024.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2025
(in millions, except number of securities)	Less than 12 Months			12 Months or More			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	108	$1,560	$(48)	314	$5,175	$(415)	422	$6,735	$(463)
Residential mortgage backed securities	22	415	(1)	192	1,675	(177)	214	2,090	(178)
Commercial mortgage backed securities	8	113	—	129	1,159	(51)	137	1,272	(51)
State and municipal obligations	14	90	(2)	39	127	(13)	53	217	(15)
Asset backed securities	1	10	—	13	54	(4)	14	64	(4)
Total	153	$2,188	$(51)	687	$8,190	$(660)	840	$10,378	$(711)

	December 31, 2024
(in millions, except number of securities)	Less than 12 Months			12 Months or More			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	275	$5,272	$(177)	277	$3,975	$(532)	552	$9,247	$(709)
Residential mortgage backed securities	75	1,245	(25)	189	1,633	(253)	264	2,878	(278)
Commercial mortgage backed securities	16	265	(5)	166	1,589	(109)	182	1,854	(114)
State and municipal obligations	20	56	(2)	44	133	(17)	64	189	(19)
Asset backed securities	6	57	(1)	15	73	(7)	21	130	(8)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	392	$6,895	$(210)	693	$7,409	$(918)	1,085	$14,304	$(1,128)

As part of the Company’s ongoing monitoring process, management determined that the decrease in total gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2025 is primarily attributable to interest rate movements. As of December 31, 2025, the Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of both December 31, 2025 and 2024, approximately 96% of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2023	$20	$2	$22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	1	1	2
Reductions for securities sold during the period (realized)	(1)	—	(1)
Balance at December 31, 2024	—	1	1
Reductions for securities sold during the period (realized)	—	—	—
Balance at December 31, 2025	$—	$1	$1

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Gross realized investment gains	$13	$34	$11
Gross realized investment losses	(19)	(46)	(57)
Credit reversals (losses)	—	1	20
Other impairments	—	—	(1)
Total	$(6)	$(11)	$(27)

RiverSource Life Insurance Company

Credit reversals for the year ended December 31, 2023 were the result of the sale of a corporate debt security in the communications industry. Other impairments for the year ended December 31, 2023 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2025 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$176	$176
Due after one year through five years	3,603	3,526
Due after five years through 10 years	5,955	5,995
Due after 10 years	6,676	6,664
	16,410	16,361
Residential mortgage backed securities	5,542	5,417
Commercial mortgage backed securities	2,142	2,104
Asset backed securities	2,198	2,223
Total	$26,292	$26,105

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2025	2024	2023
Available-for-Sale securities(1)	$1,196	$1,007	$814
Mortgage loans	82	73	69
Other investments and receivables(1)	432	492	447
	1,710	1,572	1,330
Less: investment expenses	25	26	26
Total	$1,685	$1,546	$1,304

(1)

Prior period amounts associated with investment income from Available-for-Sale securities have been disaggregated to conform with current period presentation with remaining amounts included in Other investments and receivables.

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Fixed maturities	$(6)	$(11)	$(27)
Mortgage loans	1	(1)	1
Other investments	(58)	(69)	(44)
Total	$(63)	$(81)	$(70)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2023	$11
Provisions	(1)
Balance at December 31, 2023	10
Provisions	—
Balance at December 31, 2024	10
Provisions	—
Balance at December 31, 2025	$10

RiverSource Life Insurance Company

As of December 31, 2025 and 2024, accrued interest on commercial loans was $18 million and $17 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2025, 2024 and 2023, the Company purchased $17 million, $3 million and $1 million, respectively, of syndicated loans, and sold $6 million, $2 million and $1 million, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2025 and 2024.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2025 and 2024. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2025 and 2024.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2025
Loan-to-Value Ratio (in millions)	2025	2024	2023	2022	2021	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	—	53	53
60% - 80%	74	80	18	7	—	98	277
40% - 60%	127	87	38	27	62	328	669
< 40%	39	12	8	63	100	701	923
Total	$240	$179	$64	$97	$162	$1,195	$1,937

	December 31, 2024
Loan-to-Value Ratio (in millions)	2024	2023	2022	2021	2020	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	10	48	58
60% - 80%	83	39	13	9	6	121	271
40% - 60%	87	22	39	67	37	338	590
< 40%	13	7	47	94	46	666	873
Total	$183	$68	$99	$170	$99	$1,188	$1,807

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(in millions)
East North Central	$179	$177	9%	10%
East South Central	43	40	2	2
Middle Atlantic	112	118	6	7
Mountain	157	149	8	8
New England	22	24	1	1
Pacific	667	602	34	33
South Atlantic	541	477	28	26
West North Central	108	117	6	7
West South Central	108	103	6	6

Total	$1,937	$1,807	100%	100%

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(in millions)
Apartments	$557	$494	29%	27%
Hotel	40	33	2	2
Industrial	384	337	20	19
Mixed use	74	58	4	3
Office	181	208	9	12
Retail	516	533	27	29
Other	185	144	9	8

Total	$1,937	$1,807	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2025 and 2024 was $37 million and $36 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2025 and 2024. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality.

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2025
Internal Risk Rating (in millions)	2025	2024	2023	2022	2021	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	4	—	—	—	—	—	4
Risk 2	7	6	1	—	1	2	17
Risk 1	8	7	1	—	—	—	16
Total	$19	$13	$2	$—	$1	$2	$37

	December 31, 2024
Internal Risk Rating (in millions)	2024	2023	2022	2021	2020	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	4	—	—	4
Risk 2	10	1	—	1	—	5	17
Risk 1	11	1	—	2	1	—	15
Total	$21	$2	$—	$7	$1	$5	$36

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $5.4 billion and $5.8 billion as of December 31, 2025 and 2024, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2025 and 2024.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2025	$1,388	$276	$28	$4	$103	$553
Capitalization of acquisition costs	24	88	—	—	—	62
Amortization	(111)	(39)	(5)	(1)	(7)	(45)
Balance at December 31, 2025	$1,301	$325	$23	$3	$96	$570

RiverSource Life Insurance Company

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2025	$210	$2	$10	$17	$70	$2,661
Capitalization of acquisition costs	2	—	3	2	3	184
Amortization	(15)	(1)	—	(2)	(8)	(234)
Balance at December 31, 2025	$197	$1	$13	$17	$65	$2,611

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2024	$1,481	$208	$35	$5	$110	$534
Capitalization of acquisition costs	24	98	—	—	—	64
Amortization	(117)	(30)	(7)	(1)	(7)	(45)
Balance at December 31, 2024	$1,388	$276	$28	$4	$103	$553

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$223	$2	$6	$17	$75	$2,696
Capitalization of acquisition costs	3	—	5	2	3	199
Amortization	(16)	—	(1)	(2)	(8)	(234)
Balance at December 31, 2024	$210	$2	$10	$17	$70	$2,661

The following tables summarize the balances of and changes in DSIC:

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2025	$121	$10	$131
Amortization	(12)	(2)	(14)
Balance at December 31, 2025	$109	$8	$117

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$134	$12	$146
Amortization	(13)	(2)	(15)
Balance at December 31, 2024	$121	$10	$131

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are about 91% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2025 and 2024, traditional life and UL insurance policies in force were $197.5 billion and $198.1 billion, respectively, of which $142.3 billion and $143.5 billion as of December 31, 2025 and 2024 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Direct premiums	$616	$696	$674
Reinsurance ceded	(224)	(224)	(226)
Net premiums	$392	$472	$448

Policy and contract charges are presented on the Consolidated Statements of Income net of $199 million, $188 million and $180 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2025, 2024 and 2023, respectively.

The amount of claims recovered through reinsurance on all contracts was $561 million, $466 million and $438 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance recoverables include approximately $2.7 billion and $2.6 billion related to LTC risk ceded to Genworth as of December 31, 2025 and 2024, respectively.

Policyholder account balances, future policy benefits and claims include $333 million and $351 million related to previously assumed reinsurance arrangements as of December 31, 2025 and 2024, respectively.

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,	December 31,
(in millions)	2025	2024
Policyholder account balances
Policyholder account balances	$37,005	$32,542
Future policy benefits
Reserve for future policy benefits	7,601	7,418
Deferred profit liability	130	118
Additional liabilities for insurance guarantees	1,500	1,389
Other insurance and annuity liabilities	78	192
Total future policy benefits	9,309	9,117
Policy claims and other policyholders’ funds	178	204
Total policyholder account balances, future policy benefits and claims	$46,492	$41,863

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

RiverSource Life Insurance Company

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices, subject to either a cap or floor. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2025	$3,680	$16,330	$5,369	$305	$447
Contract deposits	57	3,816	35	—	73
Policy charges	(13)	(4)	—	—	—
Surrenders and other benefits	(486)	(846)	(677)	(26)	(99)
Net transfer from (to) separate account liabilities	(31)	—	—	—	—
Variable account index-linked adjustments	—	2,206	—	—	—
Interest credited	113	2	191	10	14
Balance at December 31, 2025	$3,320	$21,504	$4,918	$289	$435
Weighted-average crediting rate	3.3%	1.9%	3.8%	2.1%	N/A
Cash surrender value(1)	$3,302	$20,582	$4,916	$272	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$1,405	$1,647	$2,894	$465	$32,542
Contract deposits	138	318	165	—	4,602
Policy charges	(169)	(91)	(123)	—	(400)
Surrenders and other benefits	(72)	(102)	(71)	(45)	(2,424)
Net transfer from (to) separate account liabilities	—	(132)	—	—	(163)
Variable account index-linked adjustments	—	—	—	—	2,206
Interest credited	47	65	183	17	642
Balance at December 31, 2025	$1,349	$1,705	$3,048	$437	$37,005
Weighted-average crediting rate	3.6%	3.9%	3.0%	4.0%
Net amount at risk	$7,944	$57,269	$13,040	$121
Cash surrender value(1)	$1,241	$1,109	$2,640	$274

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2024	$4,173	$10,742	$5,982	$307	$444
Contract deposits	56	4,005	39	—	101
Policy charges	(14)	(3)	—	—	—
Surrenders and other benefits	(628)	(383)	(856)	(16)	(110)
Net transfer from (to) separate account liabilities	(32)	—	—	—	—
Variable account index-linked adjustments	—	1,968	—	—	—
Interest credited	125	1	204	14	12
Balance at December 31, 2024	$3,680	$16,330	$5,369	$305	$447
Weighted-average crediting rate	3.3%	1.9%	3.7%	2.0%	N/A
Cash surrender value(1)	$3,658	$15,467	$5,365	$279	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,474	$1,569	$2,755	$501	$27,947
Contract deposits	117	333	181	—	4,832
Policy charges	(173)	(93)	(124)	—	(407)
Surrenders and other benefits	(62)	(80)	(79)	(52)	(2,266)
Net transfer from (to) separate account liabilities	—	(145)	—	—	(177)
Variable account index-linked adjustments	—	—	—	—	1,968
Interest credited	49	63	161	16	645
Balance at December 31, 2024	$1,405	$1,647	$2,894	$465	$32,542
Weighted-average crediting rate	3.6%	3.9%	2.3%	4.0%
Net amount at risk	$8,312	$57,473	$13,593	$130
Cash surrender value(1)	$1,280	$1,092	$2,447	$298

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

RiverSource Life Insurance Company

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2025 and 2024 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2025
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$7	$62	$82	$20	$—	$171
	2%	–	2.99%	89	8	—	—	—	97
	3%	–	3.99%	1,686	—	—	1	—	1,687
	4%	–	5.00%	1,321	—	—	—	—	1,321

	Total			$3,103	$70	$82	$21	$—	$3,276

Fixed accounts of structured variable annuities	1%	–	1.99%	$—	$26	$26	$1	$—	$53
	2%	–	2.99%	16	—	—	—	—	16
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$17	$26	$26	$1	$—	$70

Fixed annuities	1%	–	1.99%	$—	$182	$143	$103	$19	$447
	2%	–	2.99%	13	16	2	—	—	31
	3%	–	3.99%	2,116	1	1	—	—	2,118
	4%	–	5.00%	2,312	—	—	—	—	2,312

	Total			$4,441	$199	$146	$103	$19	$4,908

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$4	$13	$—	$19
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$4	$13	$—	$19

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	47	6	19	2	1	75
	3%	–	3.99%	789	—	4	7	—	800
	4%	–	5.00%	442	5	—	—	—	447

	Total			$1,278	$11	$23	$9	$1	$1,322

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$3	$1	$48	$52
	2%	–	2.99%	1	16	2	1	14	34
	3%	–	3.99%	98	1	3	14	—	116
	4%	–	5.00%	524	25	—	—	—	549

	Total			$623	$42	$8	$16	$62	$751

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$2	$2
	2%	–	2.99%	—	—	—	135	—	135
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$—	$—	$135	$2	$137

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	24	—	—	—	—	24
	4%	–	5.00%	249	—	—	—	—	249

	Total			$273	$—	$—	$—	$—	$273

Total	1%	–	1.99%	$7	$272	$258	$138	$69	$744
	2%	–	2.99%	166	46	23	138	15	388
	3%	–	3.99%	4,714	2	8	22	—	4,746
	4%	–	5.00%	4,848	30	—	—	—	4,878

	Total			$9,735	$350	$289	$298	$84	$10,756

RiverSource Life Insurance Company

		December 31, 2025
		Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	0.1	—	0.2	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$24	$95	$65	$17	$—	$201
	2%	–	2.99%	112	—	—	—	—	112
	3%	–	3.99%	1,894	7	—	1	—	1,902
	4%	–	5.00%	1,412	—	—	—	—	1,412

	Total			$3,442	$102	$65	$18	$—	$3,627

Fixed accounts of structured variable annuities	1%	–	1.99%	$2	$20	$9	$—	$—	$31
	2%	–	2.99%	13	—	—	—	—	13
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$16	$20	$9	$—	$—	$45

Fixed annuities	1%	–	1.99%	$85	$237	$152	$89	$14	$577
	2%	–	2.99%	22	14	2	—	—	38
	3%	–	3.99%	2,410	—	—	—	—	2,410
	4%	–	5.00%	2,331	—	—	—	—	2,331

	Total			$4,848	$251	$154	$89	$14	$5,356

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$5	$14	$—	$21
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$5	$14	$—	$21

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	50	4	15	—	—	69
	3%	–	3.99%	821	—	4	6	—	831
	4%	–	5.00%	473	4	—	—	—	477

	Total			$1,344	$8	$19	$6	$—	$1,377

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$4	$1	$41	$46
	2%	–	2.99%	7	14	—	1	12	34
	3%	–	3.99%	108	1	2	12	—	123
	4%	–	5.00%	564	21	—	—	—	585

	Total			$679	$36	$6	$14	$53	$788

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$4	$2	$—	$6
	2%	–	2.99%	—	125	—	—	—	125
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$125	$4	$2	$—	$131

RiverSource Life Insurance Company

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	28	—	—	—	—	28
	4%	–	5.00%	268	—	—	—	—	268

	Total			$296	$—	$—	$—	$—	$296

Total	1%	–	1.99%	$111	$354	$239	$123	$55	$882
	2%	–	2.99%	204	157	17	1	12	391
	3%	–	3.99%	5,262	8	6	19	—	5,295
	4%	–	5.00%	5,048	25	—	—	—	5,073

	Total			$10,625	$544	$262	$143	$67	$11,641

Percentage of total account values that reset in:
Next 12 months				100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months				—	—	—	—	—	—
> 24 months				—	—	0.1	—	0.2	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2025	$—	$737	$53	$1,057	$1,847
Beginning balance at original discount rate	—	774	59	1,072	1,905
Effect of changes in cash flow assumptions	—	58	(19)	(8)	31
Effect of actual variances from expected experience	—	(17)	(12)	1	(28)
Adjusted beginning of year balance	$—	$815	$28	$1,065	$1,908
Issuances	141	60	9	—	210
Interest accrual	1	39	2	50	92
Net premiums collected	(142)	(78)	(2)	(138)	(360)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$836	$37	$977	$1,850
Effect of changes in discount rate assumptions	—	(23)	(4)	11	(16)
Balance at December 31, 2025	$—	$813	$33	$988	$1,834
Present Value of Future Policy Benefits:
Balance at January 1, 2025	$1,204	$1,322	$545	$6,187	$9,258
Beginning balance at original discount rate	1,289	1,353	535	6,408	9,585
Effect of changes in cash flow assumptions	(2)	27	(30)	25	20
Effect of actual variances from expected experience	(5)	(20)	(25)	13	(37)
Adjusted beginning of year balance	$1,282	$1,360	$480	$6,446	$9,568
Issuances	141	60	9	—	210
Interest accrual	57	74	30	316	477
Benefit payments	(162)	(114)	(41)	(440)	(757)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,318	$1,380	$478	$6,322	$9,498
Effect of changes in discount rate assumptions	(45)	(2)	21	(45)	(71)
Balance at December 31, 2025	$1,273	$1,378	$499	$6,277	$9,427
Adjustment due to reserve flooring	$—	$8	$—	$—	$8
Net liability for future policy benefits	$1,273	$573	$466	$5,289	$7,601
Less: reinsurance recoverable	703	408	20	2,657	3,788
Net liability for future policy benefits, after reinsurance recoverable	$570	$165	$446	$2,632	$3,813

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Discounted expected future gross premiums	$—	$1,971	$809	$1,173	$3,953
Expected future gross premiums	$—	$3,334	$1,126	$1,554	$6,014
Expected future benefit payments	$1,906	$2,328	$789	$10,218	$15,241
Weighted average interest accretion rate	4.4%	6.2%	6.3%	5.0%
Weighted average discount rate	5.0%	5.3%	5.2%	5.3%
Weighted average duration of liability (in years)	6	7	6	8

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$703	$104	$1,146	$1,953
Beginning balance at original discount rate	—	708	105	1,137	1,950
Effect of changes in cash flow assumptions	—	57	(39)	55	73
Effect of actual variances from expected experience	—	(16)	(13)	(26)	(55)
Adjusted beginning of year balance	$—	$749	$53	$1,166	$1,968
Issuances	201	63	9	—	273
Interest accrual	1	38	3	55	97
Net premiums collected	(202)	(76)	(6)	(149)	(433)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$774	$59	$1,072	$1,905
Effect of changes in discount rate assumptions	—	(37)	(6)	(15)	(58)
Balance at December 31, 2024	$—	$737	$53	$1,057	$1,847
Present Value of Future Policy Benefits:
Balance at January 1, 2024	$1,164	$1,325	$661	$6,561	$9,711
Beginning balance at original discount rate	1,222	1,291	621	6,507	9,641
Effect of changes in cash flow assumptions	(24)	67	(61)	58	40
Effect of actual variances from expected experience	(8)	(16)	(25)	(48)	(97)
Adjusted beginning of year balance	$1,190	$1,342	$535	$6,517	$9,584
Issuances	201	63	9	—	273
Interest accrual	56	73	34	323	486
Benefit payments	(158)	(125)	(43)	(432)	(758)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,289	$1,353	$535	$6,408	$9,585
Effect of changes in discount rate assumptions	(85)	(31)	10	(221)	(327)
Balance at December 31, 2024	$1,204	$1,322	$545	$6,187	$9,258
Adjustment due to reserve flooring	$—	$7	$—	$—	$7
Net liability for future policy benefits	$1,204	$592	$492	$5,130	$7,418
Less: reinsurance recoverable	759	424	20	2,591	3,794
Net liability for future policy benefits, after reinsurance recoverable	$445	$168	$472	$2,539	$3,624
Discounted expected future gross premiums	$—	$1,672	$836	$1,247	$3,755
Expected future gross premiums	$—	$2,921	$1,196	$1,713	$5,830
Expected future benefit payments	$1,846	$2,286	$899	$10,522	$15,553
Weighted average interest accretion rate	4.5%	6.0%	6.3%	5.0%
Weighted average discount rate	5.4%	5.6%	5.6%	5.7%
Weighted average duration of liability (in years)	6	7	7	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2025 resulted in a net increase in future policy benefit reserves, primarily due to net unfavorable changes in LTC morbidity and mortality assumptions partially offset by favorable changes to disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates.

RiverSource Life Insurance Company

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$1,301	$80	$8	$1,389
Interest accrual	40	5	1	46
Benefit accrual	132	10	2	144
Benefit payments	(84)	(14)	(4)	(102)
Effect of actual variances from expected experience	11	(1)	2	12
Impact of change in net unrealized (gains) losses on securities	9	—	2	11
Balance at December 31, 2025	$1,409	$80	$11	$1,500
Weighted average interest accretion rate	2.9%	6.8%	3.8%
Weighted average discount rate	3.1%	7.1%	3.9%
Weighted average duration of reserves (in years)	9	8	7

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,225	$81	$15	$1,321
Interest accrual	37	6	1	44
Benefit accrual	133	8	3	144
Benefit payments	(69)	(13)	(5)	(87)
Effect of actual variances from expected experience	(2)	(1)	(1)	(4)
Impact of change in net unrealized (gains) losses on securities	(23)	(1)	(5)	(29)
Balance at December 31, 2024	$1,301	$80	$8	$1,389
Weighted average interest accretion rate	3.0%	7.0%	3.9%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2025		2024
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$157	$56	$226	$55
Term and whole life insurance	174	35	172	35
Disability income insurance	114	28	119	31
Long term care insurance	171	266	179	268
Total	$616	$385	$696	$389

The following tables summarize the balances of and changes in unearned revenue:

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2025	$26	$249	$295	$570
Deferral of revenue	1	79	47	127
Amortization	(1)	(21)	(24)	(46)
Balance at December 31, 2025	$26	$307	$318	$651
Balance at January 1, 2024	$27	$196	$266	$489
Deferral of revenue	—	70	51	121
Amortization	(1)	(17)	(22)	(40)
Balance at December 31, 2024	$26	$249	$295	$570

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

RiverSource Life Insurance Company

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2025	$65,737	$9,839	$75,576
Premiums and deposits	996	526	1,522
Policy charges	(1,318)	(321)	(1,639)
Surrenders and other benefits	(7,347)	(413)	(7,760)
Investment return	8,373	1,495	9,868
Net transfer from (to) general account	30	48	78
Balance at December 31, 2025	$66,471	$11,174	$77,645
Cash surrender value	$65,338	$10,463	$75,801

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$65,839	$8,795	$74,634
Premiums and deposits	933	500	1,433
Policy charges	(1,365)	(307)	(1,672)
Surrenders and other benefits	(6,990)	(412)	(7,402)
Investment return	7,293	1,199	8,492
Net transfer from (to) general account	27	64	91
Balance at December 31, 2024	$65,737	$9,839	$75,576
Cash surrender value	$64,411	$9,220	$73,631

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium – provides purchase payments minus adjusted partial surrenders.

•

Reset – provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet – provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest

RiverSource Life Insurance Company

anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table summarizes the balances of and changes in market risk benefits:

	Years Ended December 31,
(in millions, except age)	2025	2024	2023
Balance at beginning of period	$(919)	$335	$1,103
Issuances	23	24	17
Interest accrual and time decay	(116)	(66)	(53)
Reserve increase from attributed fees collected	761	790	788
Reserve release for benefit payments and derecognition	(9)	(11)	(35)
Effect of changes in interest rates and bond markets	(51)	(1,078)	(367)
Effect of changes in equity markets and subaccount performance	(1,006)	(1,228)	(1,267)
Effect of changes in equity index volatility	90	59	(67)
Actual policyholder behavior different from expected behavior	68	71	5
Effect of changes in future expected assumptions	93	106	128
Effect of changes in the instrument-specific credit risk on market risk benefits	(26)	79	83
Balance at end of period	$(1,092)	$(919)	$335
Reconciliation of the gross balances in an asset or liability position:
Asset position	$2,274	$2,182	$1,427
Liability position	(1,182)	(1,263)	(1,762)
Net asset (liability) position	$1,092	$919	$(335)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$291	$462	$913
Living benefits	$1,811	$2,429	$2,513
Composite (greater of)	$2,084	$2,829	$3,308
Weighted average attained age of contractholders	70	69	69
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(966)	$(2,111)	$(1,551)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$(20)	$85	$84

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2025
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(1,092)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.2%
			Surrender rate(2)	0.4%	–	75.0%	3.6%
			Market volatility(3)	0.0%	–	24.9%	11.2%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.8%

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(919)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	11.9%
			Surrender rate(2)	0.4%	–	75.0%	3.3%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.7%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2025 and 2024, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2025

•	Updates to surrender assumptions resulted in a decrease to pretax income of $70 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $14 million.

Year ended December 31, 2024

•	Updates to surrender assumptions resulted in a decrease to pretax income of $83 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $15 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has accessed collateralized borrowings from the FHLB and has pledged (granted a lien on) certain investments as collateral, primarily commercial mortgage backed securities and residential mortgage backed securities, with an aggregate fair value of $1.1 billion and $964 million as of December 31, 2025 and 2024, respectively. The amount of the Company’s liability including accrued interest was $200 million and $201 million as of December 31, 2025 and 2024, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2025 and 2024. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2025 and 2024 was 4.0% and 4.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

RiverSource Life Insurance Company

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2025 and 2024 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$14,971	$711	$15,682
Residential mortgage backed securities	—	5,417	—	5,417
Commercial mortgage backed securities	—	2,104	—	2,104
State and municipal obligations	—	677	—	677
Asset backed securities	—	1,392	831	2,223
Foreign government bonds and obligations	—	1	—	1
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	24,562	1,542	26,105
Cash equivalents	665	2,872	—	3,537
Market risk benefits	—	—	2,274	2,274	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	59	59
Other assets:
Interest rate derivative contracts	1	142	—	143
Equity derivative contracts	218	12,708	—	12,926
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	16	—	16
Total other assets	219	12,889	—	13,108
Separate account assets at net asset value (“NAV”)				77,645	(2)
Total assets at fair value	$885	$40,323	$3,875	$122,728

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$58	$58
IUL embedded derivatives	—	—	1,042	1,042
Structured variable annuity embedded derivatives	—	—	3,879	3,879
Total policyholder account balances, future policy benefits and claims	—	—	4,979	4,979	(3)
Market risk benefits	—	—	1,182	1,182	(1)
Other liabilities:
Interest rate derivative contracts	1	218	—	219
Equity derivative contracts	343	7,627	—	7,970
Total other liabilities	344	7,845	—	8,189
Total liabilities at fair value	$344	$7,845	$6,161	$14,350

RiverSource Life Insurance Company

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,721	$572	$13,293
Residential mortgage backed securities	—	4,039	—	4,039
Commercial mortgage backed securities	—	2,100	—	2,100
State and municipal obligations	—	636	—	636
Asset backed securities	—	1,302	881	2,183
Foreign government bonds and obligations	—	7	—	7
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	20,805	1,453	22,259
Cash equivalents	1,215	1,227	—	2,442
Market risk benefits	—	—	2,182	2,182	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	55	55
Other assets:
Interest rate derivative contracts	—	179	—	179
Equity derivative contracts	114	8,829	—	8,943
Foreign exchange derivative contracts	2	40	—	42
Credit derivative contracts	—	59	—	59
Total other assets	116	9,107	—	9,223
Separate account assets at NAV				75,576	(2)
Total assets at fair value	$1,332	$31,139	$3,690	$111,737

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$53	$53
IUL embedded derivatives	—	—	1,002	1,002
Structured variable annuity embedded derivatives	—	—	2,461	2,461
Total policyholder account balances, future policy benefits and claims	—	—	3,516	3,516	(3)
Market risk benefits	—	—	1,263	1,263	(1)
Other liabilities:
Interest rate derivative contracts	1	323	—	324
Equity derivative contracts	172	5,159	—	5,331
Foreign exchange derivative contracts	—	7	—	7
Total other liabilities	173	5,489	—	5,662
Total liabilities at fair value	$173	$5,489	$4,779	$10,441

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $258 million and $211 million cumulative decrease to the embedded derivatives as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2025	$572	$881	$1,453		$55
Total gains (losses) included in:
Net income	2	—	2	(1)	9
Other comprehensive income (loss)	18	14	32		—
Purchases	169	—	169		—
Settlements	(50)	(64)	(114)		(5)
Balance at December 31, 2025	$711	$831	$1,542		$59
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2025	$2	$—	$2	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2025	$18	$14	$32		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2025	$53		$1,002		$2,461		$3,516
Total (gains) losses included in:
Net income	10	(2)	204	(2)	1,758	(3)	1,972
Issues	—		(20)		102		82
Settlements	(5)		(144)		(442)		(591)
Balance at December 31, 2025	$58		$1,042		$3,879		$4,979
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2025	$—		$204	(2)	$1,758	(3)	$1,962

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2024	$452	$—	$555	$1,007		$51
Total gains (losses) included in:
Net income	1	—	—	1	(1)	8
Other comprehensive income (loss)	1	—	15	16		—
Purchases	227	64	334	625		—
Settlements	(109)	(1)	—	(110)		(4)
Transfers out of Level 3	—	(63)	(23)	(86)		—
Balance at December 31, 2024	$572	$—	$881	$1,453		$55
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2024	$1	$—	$—	$1	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2024	$(2)	$—	$15	$13		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2024	$49		$873		$1,011		$1,933
Total (gains) losses included in:
Net income	8	(2)	255	(2)	1,670	(3)	1,933
Issues	—		23		114		137
Settlements	(4)		(149)		(334)		(487)
Balance at December 31, 2024	$53		$1,002		$2,461		$3,516
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2024	$—		$255	(2)	$1,670	(3)	$1,925

	Available-for-Sale Securities			Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total	Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940	$48
Total gains (losses) included in:
Net income	—	—	—	6
Other comprehensive income (loss)	12	10	22	—
Purchases	110	—	110	—
Settlements	(65)	—	(65)	(3)
Balance at December 31, 2023	$452	$555	$1,007	$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and presented as a contra liability.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $42 million, $14 million and $51 million, net of the reinsurance accrual, for the years ended December 31, 2025, 2024 and 2023, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2025
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$708	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.9%	–	1.6%	1.2%
Asset backed securities	$831	flow	Annual default rate(2)	2.7%	–	6.6%	5.1%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	185	–	350	201	bps
Fixed deferred indexed annuity ceded embedded derivatives	$59	Discounted cash flow	Surrender rate(4)	0.5%	–	89.8%	5.1%
Fixed deferred indexed annuity embedded derivatives	$58	Discounted cash flow	Surrender rate(4)	0.5%	–	89.8%	5.1%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,042	flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$3,879	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	2.0%
			Nonperformance risk(5)	65 bps			65	bps

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$572	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.7%	1.2%
Asset backed securities	$881	Discounted cash flow	Annual default rate(2)	2.2%	–	4.4%	3.6%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	190	–	360	205	bps
Fixed deferred indexed annuity ceded embedded derivatives	$55	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
Fixed deferred indexed annuity embedded derivatives	$53	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,002	Discounted cash flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$2,461	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	1.7%
			Nonperformance risk(5)	65 bps			65	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The weighted average for both the annual default rate and the constant prepayment rate for asset backed securities are weighted based on the balances of each security.
(3)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate, loss severity, and constant prepayment rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

RiverSource Life Insurance Company

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2025 and 2024. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2025 and 2024. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $17 million and $27 million as of December 31, 2025 and 2024, respectively, and is classified as Level 3 in the fair value hierarchy.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2025
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,927	$—	$—	$1,877	$1,877
Policy loans	1,056	—	1,056	—	1,056
Other investments	56	—	37	19	56
Receivables	5,358	—	—	4,485	4,485
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$23,297	$—	$—	$19,636	$19,636
Short-term borrowings	200	—	200	—	200
Long-term debt	500	—	329	—	329
Other liabilities	3	—	—	3	3
Separate account liabilities — investment contracts	366	—	366	—	366

RiverSource Life Insurance Company

	December 31, 2024
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,797	$—	$—	$1,675	$1,675
Policy loans	982	—	982	—	982
Other investments	55	—	36	19	55
Receivables	5,834	—	—	4,795	4,795
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$20,097	$—	$—	$16,826	$16,826
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	312	—	312
Other liabilities	5	—	—	4	4
Separate account liabilities — investment contracts	364	—	364	—	364

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2025, 2024 and 2023, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the next three annual periods and $4 million in the period ending November 30, 2029.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $313 million, $352 million and $338 million for the years ended December 31, 2025, 2024 and 2023, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $296 million and $277 million as of December 31, 2025 and 2024, respectively, which is reflected in Other assets.

Investments

The Company has holdings of AA, A and BBB rated asset backed securities issued by Ameriprise Installment Financing, LLC or Ameriprise Advisor Financing 2, LLC, subsidiaries of Ameriprise Financial. The asset backed securities are collateralized by portfolios of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2025 and 2024, the fair value of these asset backed securities was $830 million and $879 million, respectively, and is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $54 million, $44 million and $34 million for the years ending December 31, 2025, 2024 and 2023, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2025 and 2024. See Note 13 for information about additional lines of credit with an affiliate.

RiverSource Life Insurance Company

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital, or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Dividends paid to Ameriprise Financial	$600	$600	$600
Dividend received from RiverSource Life of NY	50	50	50
Return of capital received from RTA	—	40	75

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce (“MN DOC”), RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $275 million and $736 million as of December 31, 2025 and 2024, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the MN DOC, and are subject to potential disapproval. Statutory capital and surplus was $2.5 billion and $2.7 billion as of December 31, 2025 and 2024, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Statutory net gain from operations	$1,855	$1,097	$1,331
Statutory net income (loss)	1,101	(91)	845

Government debt securities of $4 million as of both December 31, 2025 and 2024 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$12,894	$—	$12,894	$(8,023)	$(2,484)	$(2,296)	$91
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	205	—	205	(41)	—	—	164
Total	$13,108	$—	$13,108	$(8,073)	$(2,484)	$(2,296)	$255

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$9,111	$—	$9,111	$(5,555)	$(1,550)	$(1,970)	$36
OTC cleared	10	—	10	(10)	—	—	—
Exchange-traded	102	—	102	(17)	—	—	85
Total	$9,223	$—	$9,223	$(5,582)	$(1,550)	$(1,970)	$121

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$8,122	$—	$8,122	$(8,023)	$—	$(99)	$—
OTC cleared	19	—	19	(9)	—	—	10
Exchange-traded	48	—	48	(41)	—	—	7
Total	$8,189	$—	$8,189	$(8,073)	$—	$(99)	$17

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,622	$—	$5,622	$(5,555)	$—	$(67)	$—
OTC cleared	18	—	18	(10)	—	—	8
Exchange-traded	22	—	22	(17)	—	—	5
Total	$5,662	$—	$5,662	$(5,582)	$—	$(67)	$13

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

RiverSource Life Insurance Company

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2025			December 31, 2024
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$36,007	$143	$219	$39,082	$179	$324
Equity contracts	131,028	12,926	7,970	108,205	8,943	5,331
Credit contracts	3,318	16	—	2,914	59	—
Foreign exchange contracts	2,234	23	—	2,938	42	7
Total non-designated hedges	172,587	13,108	8,189	153,139	9,223	5,662
Embedded derivatives
IUL	N/A	—	1,042	N/A	—	1,002
Fixed deferred indexed annuities and deposit receivables	N/A	59	58	N/A	55	53
Structured variable annuities(3)	N/A	—	3,879	N/A	—	2,461
Total embedded derivatives	N/A	59	4,979	N/A	55	3,516
Total derivatives	$172,587	$13,167	$13,168	$153,139	$9,278	$9,178

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded embedded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2025 included $3.9 billion of individual contracts in a liability position and $1 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2024 included $2.5 billion of individual contracts in a liability position and $3 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2025 and 2024, investment securities with a fair value of $1.7 billion and $1.5 billion, respectively, were pledged to meet contractual obligations under derivative contracts, of which $100 million and $84 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2025 and 2024, investment securities with a fair value of $2.7 billion and $2.2 billion, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.4 billion and $2.0 billion, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2025 and 2024, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2025 and 2024, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2025
Interest rate contracts	$2	$—	$(198)
Equity contracts	1,554	100	(842)
Credit contracts	—	—	(82)
Foreign exchange contracts	—	—	(29)
IUL embedded derivatives	—	(60)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	18	—
Structured variable annuity embedded derivatives	(1,758)	—	—
Total gain (loss)	$(202)	$58	$(1,151)

Year Ended December 31, 2024
Interest rate contracts	$(10)	$—	$(1,128)
Equity contracts	1,419	71	(1,021)
Credit contracts	—	—	124
Foreign exchange contracts	—	—	64
IUL embedded derivatives	—	(106)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	16	—
Structured variable annuity embedded derivatives	(1,670)	—	—
Total gain (loss)	$(261)	$(19)	$(1,961)

Year Ended December 31, 2023
Interest rate contracts	$(5)	$—	$(422)
Equity contracts	770	79	(1,239)
Credit contracts	—	—	7
Foreign exchange contracts	—	—	5
IUL embedded derivatives	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	(3)	—
Structured variable annuity embedded derivatives	(1,166)	—	—
Total gain (loss)	$(401)	$1	$(1,649)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2025:

(in millions)	Premiums Payable	Premiums Receivable
2026	$247	$88
2027	21	—
2028	31	—
2029	135	—
2030	217	—
2031	16	—
Total	$667	$88

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

RiverSource Life Insurance Company

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2025 and 2024, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $99 million and $67 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2025 and 2024 was $99 million and $67 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2025 and 2024 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil as of both December 31, 2025 and 2024, respectively.

19. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2025
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$675	$(145)	$530
Reclassification of net (gains) losses on securities included in net income(2)	6	(1)	5
Impact of benefit reserves and reinsurance recoverables	(9)	2	(7)
Net unrealized gains (losses) on securities	672	(144)	528
Effect of changes in discount rate assumptions on certain long-duration contracts	(91)	19	(72)
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	26	(6)	20
Other	1	—	1
Total other comprehensive income (loss)	$608	$(131)	$477

	Year Ended December 31, 2024
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(383)	$82	$(301)
Reclassification of net (gains) losses on securities included in net income(2)	11	(2)	9
Impact of benefit reserves and reinsurance recoverables	20	(4)	16
Net unrealized gains (losses) on securities	(352)	76	(276)
Effect of changes in discount rate assumptions on certain long-duration contracts	194	(41)	153
Effect of changes in instrument-specific credit risk on MRBs	(79)	17	(62)
Total other comprehensive income (loss)	$(237)	$52	$(185)

RiverSource Life Insurance Company

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2023	$(991)	$(72)	$(20)	$(1)	$(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	(482)	(126)	(85)	(1)	(694)
OCI before reclassifications	(285)	153	(62)	—	(194)
Amounts reclassified from AOCI	9	—	—	—	9
Total OCI	(276)	153	(62)	—	(185)
Balance at December 31, 2024	(758)	27	(147)	(1)	(879)
OCI before reclassifications	523	(72)	20	1	472
Amounts reclassified from AOCI	5	—	—	—	5
Total OCI	528	(72)	20	1	477
Balance at December 31, 2025	$(230)	$(45)	$(127)	$—	$(402)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2025	2024	2023
Current income tax
Federal	$(85)	$(297)	$(112)
State	(4)	(4)	2
Total current income tax	(89)	(301)	(110)
Deferred income tax
Federal	170	402	98
State	4	2	2
Total deferred income tax	174	404	100
Total income tax provision (benefit)	$85	$103	$(10)

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2025		2024		2023
(in millions, except percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
U.S. federal statutory tax rate	$165	21.0%	$193	21.0%	$81	21.0%
State and local income taxes, net of federal income tax effect(1)	—	—	(2)	(0.2)	3	0.9
Tax credits:
Low income housing credit	(20)	(2.6)	(25)	(2.7)	(31)	(8.0)
Foreign tax credit, net of addback	(24)	(3.0)	(21)	(2.2)	(27)	(7.0)
Nontaxable or nondeductible items:
Dividends received deduction	(29)	(3.7)	(31)	(3.4)	(32)	(8.2)
Other	—	—	(1)	(0.1)	2	0.4
Changes in unrecognized tax benefits	2	0.2	—	—	6	1.6
Other adjustments:
Audit adjustments	(8)	(1.0)	(9)	(1.0)	(13)	(3.4)
Other	(1)	(0.1)	(1)	(0.2)	1	0.2
Effective tax rate	$85	10.8%	$103	11.2%	$(10)	(2.5)%

(1)

State taxes in Illinois, Florida, Mississippi, New Hampshire and Hawaii made up the majority (greater than 50 percent) of the tax effect in this category for 2025. State taxes in Florida, Oregon, New Hampshire and Minnesota made up the majority (greater than 50 percent) of the tax effect in this category for 2024. State taxes in Florida made up the majority (greater than 50 percent) of the tax effect in this category for 2023.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2025 and 2024. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2025	2024
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$525	$801
Investments including net unrealized on Available-for-Sale securities	119	177
Other	44	39
Gross deferred income tax assets	688	1,017
Less: valuation allowance	30	32
Total deferred income tax assets	658	985
Deferred income tax liabilities
Deferred acquisition costs	324	355
Other	77	57
Gross deferred income tax liabilities	401	412
Net deferred income tax assets	$257	$573

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $33 million, net of federal benefit, which will expire beginning December 31, 2026. Based on analysis of the Company’s tax position as of December 31, 2025, management believes it is more likely than not that the Company will not realize certain state net operating losses of $28 million and state deferred tax assets of $2 million, both net of federal benefit; therefore, a valuation allowance of $30 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2025	2024	2023
Balance at January 1	$22	$27	$37
Reductions for tax positions related to the current year	(2)	(3)	(3)
Additions for tax positions of prior years	2	—	65
Reductions for tax positions of prior years	—	—	(71)
Reductions due to lapse of statutes of limitations	(1)	(2)	(1)
Balance at December 31	$21	$22	$27

If recognized, approximately $18 million, $17 million and $19 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2025, 2024 and 2023, respectively, would affect the effective tax rate.

RiverSource Life Insurance Company

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $3 million, $2 million and $8 million in interest and penalties for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the Company had a payable of $19 million and $13 million, respectively, related to accrued interest and penalties.

The Company files its federal income tax return as part of the consolidated income tax return of Ameriprise Financial in the U.S. federal jurisdiction. The Company files as a separate entity and as part of unitary or combined returns with Ameriprise Financial, Inc. and other affiliates in various state jurisdictions. The federal statutes of limitations are closed on years through 2018, except for two issues for 2016 which were claimed on an amended return. During the second quarter of 2025, the Internal Revenue Service (“IRS”) finalized the audit of Ameriprise Financial’s U.S. income tax returns for tax years 2019 and 2020, except for one issue for 2020, which remains open. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2021 through 2023. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2018 through 2023.

The legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The corporate tax law changes resulting from the OBBBA did not have a material impact to the Company’s consolidated financial statements for the year ended December 31, 2025 and, based on current guidance, the Company does not expect to record any material impacts in the future.

Income taxes paid (received) were as follows:

(in millions)	2025	2024	2023
Income taxes paid (received), net	$(81)	$(286)	$215
Federal	(81)	(286)	215

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2025	2024
Commercial mortgage loans	$27	$58

Contingencies

The Company and its affiliates are involved, in the normal course of business, in legal proceedings, which include regulatory inquiries, arbitration and litigation (including class actions), concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or has been subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates are cooperating with the applicable regulators. The Company and its affiliates typically have numerous pending matters that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; recordkeeping requirements; and transaction monitoring systems and controls.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the

RiverSource Life Insurance Company

outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2025 and 2024, the estimated liability was $13 million and $11 million, respectively. As of December 31, 2025 and 2024, the related premium tax asset was $11 million and $9 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

PART C – OTHER INFORMATION
Item 27. Exhibits

(a)	(i)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable
Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable
Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Copy of Single Purchase Payment Deferred Annuity Contract and Data Pages, filed as Exhibit 4.1 to Registration Statement on Form S-3, File No. 333-273966, filed on or about Aug. 14, 2023 is incorporated by reference.

	(ii)	Copy of Segment Value Endorsement No. 117866, filed as Exhibit 4.2 to Registration Statement on Form S-3, File No. 333-273966, filed on or about Aug. 14, 2023 is incorporated by reference.
(iii)
Copy of Contingent Return Crediting Methods Endorsement No. 1117861, filed as Exhibit 4.3 to Registration Statement on
Form S-3, File No. 333-273966, filed on or about Aug. 14, 2023 is incorporated by reference.

(iv)
Copy of Dual Directional Crediting Method Endorsement No.117862, filed as Exhibit 4.4 to Registration Statement on
Form S-3, File No. 333-273966, filed on or about Aug. 14, 2023 is incorporated by reference.

(v)
Copy of Income Choice Crediting Method Endorsement No.117863, filed as Exhibit 4.5 to Registration Statement on Form
S-3, File No. 333-273966, filed on or about Aug. 14, 2023 is incorporated by reference.

(vi)
Copy of Annual Lock Crediting Method Endorsement No.117864, filed as Exhibit 4.6 to Registration Statement on Form
S-3, File No. 333-273966, filed on or about Aug. 14, 2023 is incorporated by reference.

	(vii)	Copy of Floor Crediting Method Endorsement No.117865, filed as Exhibit 4.7 to Registration Statement on Form S-3, File No. 333-273966, filed on or about Aug. 14, 2023 is incorporated by reference.
(viii)
Copy of Maximum Anniversary Value Death Benefit Rider No.117867 and data pages, filed as Exhibit 4.8 to Registration
Statement on Form S-3, File No. 333-273966, filed on or about Aug. 14, 2023 is incorporated by reference.

(ix)
Copy of Return of Purchase Payment Death Benefit Rider No.117868 and data pages, filed as Exhibit 4.9 to Registration
Statement on Form S-3, File No. 333-273966, filed on or about Aug. 14, 2023 is incorporated by reference.

(x)
Form of Simple IRA Annuity Endorsement (form 131063) filed as Exhibit 4.13 to Post-Effective Amendment No. 14 to the
Registration Statement on Form N-4 for RiverSource Variable Account 10, File No. 333-79311, on April 28, 2003, is
incorporated by reference.

(xi)
Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed as Exhibit 4.14 to Post-Effective
Amendment No. 17 to the Registration Statement on Form S-1 for IDS Life Insurance Company, File No. 33-28976, on
April 23, 2003, is incorporated herein by reference.

(xii)
Form of Roth IRA Annuity Endorsement (form 131062) filed as Exhibit 4.15 to Post-Effective Amendment No. 17 to the
Registration Statement on Form S-1 for IDS Life Insurance Company, File No. 33-28976, on April 23, 2003, is incorporated herein by reference.

(e)		Not applicable.
(f)	(i)	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.
(ii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(iii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to
Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.
(h)		Not applicable.
(i)		Not applicable.

(j)	Not applicable.
(k)	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(m)	Not applicable.
(n)	Not applicable.
(o)	Not applicable.
(p)(i)	Power of Attorney to sign Amendment to this Registration Statement dated April 16, 2026 is filed electronically herewith.
(p)(ii)	Resolution of Board of Directors regarding Power of Attorney is filed electronically herewith.
(q)	Not applicable.
(r)	Historical Current Limits on Index Gains is filed electronically herewith.
Item
28
. Directors and Officers of the Depositor
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name	Principal Business Address*	Position and Offices With Depositor
Jason J. Poor		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Kevin L. Kehn		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Kara D. Sherman		Director, Senior Vice President – National Sales Manager - Insurance
Stephen R. Wolfrath		Director, Senior Vice President – Insurance and Annuities Product Development and Management
Brian E. Hartert		Director, Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item
29
.
Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise Installment Financing, LLC	Delaware
Ameriprise India LLP 1	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc. 2	Minnesota
Ameriprise Financial Services, LLC 2	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc. 2	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc. 2	Delaware
Seligman Partners, LLC 3	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
Lionstone CREAD GP, LLC	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Partners, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Raleigh Development Partners GP, LLC	Delaware
Lionstone RDP Co-Investment Fund I GP, LLC	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) Limited	Scotland

Parent Company /Subsidiary Name	Jurisdiction
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
Columbia Threadneedle Netherlands B.V.	Netherlands
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH ‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP 4	Scotland
Columbia Threadneedle PE Co-Investment FP LP 4	Scotland
Columbia Threadneedle Real Estate Partners LLP 5	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Real Estate Partners Asset Management Limited	England & Wales
Columbia Threadneedle REP Property Management Limited	England & Wales
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
The Aurora Fund (Founder Partner) LP 4	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP 4	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C European Capital Partners (Founder Partner) LP 4	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP 4	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Group ESOP Trustee Limited	Scotland
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc. 2	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC 6	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
Columbia Threadneedle Pullman Promote Ltd.	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV Nominee (7) Limited	England
Sackville UK Property Select IV Nominee (8) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Columbia Threadneedle AM (Holdings) Limited owns a percentage of the entity
5
Columbia Threadneedle Treasury Limited holds 1 unit
6
One-third of this entity is owned by American Express Travel Related Services
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such
Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Jason J. Poor	Chairman of the Board and Chief Executive Officer
Jessica A. Kneeshaw	Director
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$ 443,503,518	None	None	None
Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
(a)

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
RiverSource Structured Solutions 2 annuity	45,153	8,298,705,816	22,442	3,814,395,172	56,856,083	No
(b) Current limits on Index gains in effect for each Indexed-Linked Option during the 12 months ending on Dec. 31, 2025.

See Exhibit (r) Historical Current Limits on Index Gains
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Undertakings
RiverSource Life Insurance Company undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
Additional Representations
RiverSource Life Insurance Company is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code.
Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the RiverSource Life Insurance Company has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on
April 27, 2026
.

RiverSource Life Insurance Company
(Insurance Company)
By:	/s/ Jason J. Poor
Jason J. Poor Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on
April 27, 2026
.

Signature	Title
/s/ Jason J. Poor	Chairman of the Board and President (Chief Executive Officer)
Jason J. Poor
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Kevin L. Kehn	Director, Senior Vice President and Chief Actuary
Kevin L. Kehn
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Director, Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Senior Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ Kara D Sherman	Director, Senior Vice President – National Sales Manager - Insurance
Kara D Sherman
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement dated
April 16, 2026
, filed electronically
herewith as Exhibit (p)(i) by:

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of
Post-Effective Amendment No.
7
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource Structured Solutions 2 annuity
PART B.
The Statement of Additional Information and Financial Statements for
RiverSource Life Insurance Company
is filed electronically
herewith.
PART C.
Other Information.
The signatures.
Exhibits.

Exhibit Index

(k)	Opinion of Counsel
(l)	Consent of Independent Registered Public Accounting Firm
(p)(i)	Power of Attorney
(p)(ii)	Resolution of Board of Directors
(r)	Historical Current Limits on Index Gains